 THE WACHOVIA FUNDS

WACHOVIA EQUITY FUND
WACHOVIA QUANTITATIVE EQUITY FUND
WACHOVIA GROWTH AND INCOME FUND
WACHOVIA EQUITY INDEX FUND
WACHOVIA SPECIAL VALUES FUND
WACHOVIA EMERGING MARKETS FUND
WACHOVIA PERSONAL EQUITY FUND
WACHOVIA BALANCED FUND
WACHOVIA FIXED INCOME FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
WACHOVIA SHORT-TERM FIXED INCOME FUND

THE WACHOVIA MUNICIPAL FUNDS

WACHOVIA GA MUNICIPAL BOND FUND
WACHOVIA NC MUNICIPAL BOND FUND
WACHOVIA SC MUNICIPAL BOND FUND
WACHOVIA VA MUNICIPAL BOND FUND

Combined Semi-Annual Report
May 31, 2000

[Graphic Representation Omitted - See Appendix]

PRESIDENT’S MESSAGE
Dear Shareholder:

I am pleased to present the combined Semi-Annual Report to Shareholders for The Wachovia Funds and The Wachovia Municipal Funds.

This Report covers the six-month period from December 1, 1999 through May 31, 2000, and includes a complete list of fund holdings and the financial statements. The following fund-by-fund highlights cover performance activity in Class A Shares, Class B Shares, and Class Y Shares.

The Wachovia Funds
Wachovia Equity Fund pursues growth and income by focusing on stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the reporting period, the fund’s portfolio included blue-chip stocks issued by some of America’s largest, best-known companies such as Alcoa, American Express, Black & Decker, Bristol-Myers Squibb, Cisco Systems, Du Pont, Exxon Mobil, General Electric, Intel, Sprint, Time Warner, and Wal-Mart. The fund’s net assets reached $407.8 million at the end of the reporting period.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	9.21%	$0.03	$0.51	$17.42 to $18.46
Class B Shares	8.77%	$0.00	$0.51	$17.32 to $18.31
Class Y Shares	9.35%	$0.05	$0.51	$17.42 to $18.46

Wachovia Quantitative Equity Fund pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. On the last day of the reporting period, the portfolio included quality names like AT&T, Bank of America, Bell Atlantic, Anheuser-Busch, Home Depot, IBM, Johnson & Johnson, PepsiCo, Procter & Gamble, Texaco, and Wal-Mart. The fund’s net assets ended the reporting period at $719.5 million.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	5.38%	$0.02	—	$21.00 to $22.11
Class B Shares	4.93%	$0.00	—	$20.91 to $21.94
Class Y Shares	5.45%	$0.05	—	$21.04 to $22.14

Wachovia Growth and Income Fund pursues total return through growth of capital and income. At the end of the reporting period, the fund’s holdings included such names as Colgate-Palmolive, Du Pont, General Motors, Lowe’s, Merck, NEXTEL Communications, Nokia, Norwest, and Time Warner. The fund’s net assets ended the reporting period at $315 million.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	2.22%	$0.01	$4.26	$24.86 to $21.20
Class Y Shares	2.34%	$0.03	$4.26	$24.88 to $21.22

Wachovia Equity Index Fund pursues a total return that approximates that of the Standard & Poor’s 500 Index—a classic benchmark of stock market performance.** As a result, the fund’s extensive portfolio contained stocks issued across the entire spectrum of American business and industry. At the end of the reporting period, the fund’s net assets totaled $536.3 million.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	2.57%	$0.14	$0.53	$26.18 to $26.19
Class Y Shares	2.69%	$0.17	$0.53	$26.21 to $26.22

*
Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The Standard & Poor’s 500 Index is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor’s rating group.

Wachovia Special Values Fund pursues growth by investing in a diversified portfolio of small-company stocks.* Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values. At the end of the reporting period, the fund’s net assets totaled $187.6 million.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	5.50%	$0.28	$0.52	$16.03 to $16.07
Class B Shares	5.11%	$0.25	$0.52	$15.99 to $16.00
Class Y Shares	5.64%	$0.32	$0.52	$16.07 to $16.09

Wachovia Emerging Markets Fund pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries.** The fund’s managers use a unique “two-tier, equal weighting” approach to selecting stocks for the fund that offers greater diversification than most emerging market funds, with the opportunity for better protection from unexpected negative developments in any one country. At the end of the reporting period, the fund’s portfolio contained stocks issued by companies from 30 countries. Brazil (9.6%), Mexico (9.5%), the Republic of Taiwan (9.2%), the Republic of Korea (9.0%), and Hong Kong (7.5%) were the largest country commitments. The fund’s net assets ended the reporting period at $208.4 million.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	3.23%	$0.11	—	$11.74 to $12.02
Class Y Shares	3.60%	$0.14	—	$11.75 to $12.05

Wachovia Personal Equity Fund pursues growth of principal and income by investing in a portfolio of high quality companies. This fund is specifically managed to minimize the unpleasant tax consequence of capital gains distributions through a long-term, buy-and-hold strategy that avoids short-term trading, as well as offsetting or minimizing capital gains by selling securities that have declined in value, have the highest cost basis, or have not met expectations for growth. The fund’s net assets ended the reporting period at $440.4 million.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	2.81%	$0.01	$0.19	$10.67 to $10.77
Class Y Shares	2.90%	$0.02	$0.19	$10.68 to $10.78

Wachovia Balanced Fund pursues a popular investment objective—long-term growth and current income—by investing in a quality combination of stocks and bonds. At the end of the reporting period, the fund’s net assets stood at $705 million.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	6.77%	$0.14	$0.09	$13.45 to $14.12
Class B Shares	6.42%	$0.09	$0.09	$13.41 to $14.08
Class Y Shares	6.90%	$0.16	$0.09	$13.47 to $14.14

Wachovia Fixed Income Fund pursues a high level of total return from a diversified portfolio of income-producing securities. At the end of the reporting period, the fund’s $551.4 million in net assets was invested across U.S. government agency securities (46.8%), corporate bonds (25.0%), U.S. Treasury obligations (13.0%), closed-end investment companies (8.0%), asset-backed securities (6.8%), collateralized mortgage obligations (3.5%), and a repurchase agreement (1.3%).

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	1.12%	$0.28	—	$9.52 to $9.35
Class B Shares	0.64%	$0.24	—	$9.52 to $9.34
Class Y Shares	1.15%	$0.29	—	$9.52 to $9.34

*	Small cap stocks have historically experienced greater volatility than average.

**
Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Emerging markets economic structures may be less diverse and mature, and their political systems may be less stable than those of established markets.

Wachovia Intermediate Fixed Income Fund pursues current income consistent with preservation of capital from a diversified portfolio of intermediate-term income-producing securities. At the end of the reporting period, the fund’s $132.1 million in net assets was invested across corporate bonds (37.4%), U.S. government agency securities (33.6%), U.S. Treasury obligations (13.2%), asset-backed securities (6.3%), closed-end investment companies (5.8%), collateralized mortgage obligations (2.1%) and a repurchase agreement (2.0%).

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	0.68%	$0.27	$0.01	$9.57 to $9.36
Class Y Shares	0.92%	$0.28	$0.01	$9.57 to $9.37

Wachovia Short-Term Fixed Income Fund pursues a high level of income from a diversified portfolio that, at the end of the reporting period, consisted primarily of corporate bonds (39.9%), U.S. Treasury obligations (25.7%), U.S. government agency obligations (20.8%), a repurchase agreement (7.7%), collateralized mortgage obligations (2.6%) and asset-backed securities (2.1%). These short-term, income-producing securities are managed to pursue an income stream and help to cushion shareholders against volatility during periods of interest rate increases. Total net assets stood at $46.5 million on the last day of the reporting period.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	1.36%	$0.28	—	$9.63 to $9.48
Class Y Shares	1.38%	$0.29	—	$9.63 to $9.47

The Wachovia Municipal Funds
Wachovia Georgia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Georgia state income tax.* The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies. Net assets totaled $105.6 million on the last day of the reporting period.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	0.39%	$0.24	—	$10.61 to $10.41
Class Y Shares	0.51%	$0.25	—	$10.61 to $10.41

Wachovia North Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and North Carolina state income tax.* At the end of the reporting period, the fund’s $416.6 million in net assets were invested in bonds issued by municipalities across North Carolina. All holdings are rated A or higher at the time of purchase by nationally recognized rating agencies.

	Total Return Based on NAV*		Income	Capital Gains	Share Price Change
Class A Shares	(0.18%	)	$0.22	$0.01	$10.72 to $10.47
Class Y Shares	(0.05%	)	$0.24	$0.01	$10.72 to $10.47

Wachovia South Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and South Carolina state income tax.* The fund invests in a portfolio of bonds issued by South Carolina municipalities that are rated A or higher at the time of purchase by nationally recognized rating agencies. Total net assets reached $329.2 million at the reporting period’s end.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	0.65%	$0.25	$0.00**	$10.57 to $10.39
Class Y Shares	0.77%	$0.26	$0.00**	$10.57 to $10.39

Wachovia Virginia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Virginia state income tax.* The fund invests in a portfolio of bonds issued by Virginia municipalities that are rated A or higher at the time of purchase by nationally recognized rating agencies. Total net assets reached $128.9 million at the reporting period’s end.

	Total Return Based on NAV*	Income	Capital Gains	Share Price Change
Class A Shares	0.58%	$0.23	—	$9.84 to $9.67
Class Y Shares	0.70%	$0.24	—	$9.84 to $9.67

 * Income may be subject to the federal alternative minimum tax.
**	Less than $0.01 per share.

Thank you for pursing your financial goals through one or more of The Wachovia Funds. We look forward to keeping you up-to-date on your investment progress.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
July 15, 2000

Total returns for the period adjusted for the maximum sales charge or contingent deferred sales charge are as follows:

Wachovia Equity Fund, Class A Shares, 2.95%; Class B Shares, 3.77%
Wachovia Quantitative Equity Fund, Class A Shares, (0.68%); Class B Shares, (0.07%)
Wachovia Growth and Income Fund, Class A Shares, (3.67%)
Wachovia Equity Index Fund, Class A Shares, (3.34%)
Wachovia Special Values Fund, Class A Shares, (0.57%); Class B Shares, 0.11%
Wachovia Emerging Markets Fund, Class A Shares, (2.74%)
Wachovia Personal Equity Fund Class A Shares, (3.10%)
Wachovia Balanced Fund, Class A Shares, 0.64%; Class B Shares, 1.42%
Wachovia Fixed Income Fund, Class A Shares, (3.44%); Class B Shares, (4.26%)
Wachovia Intermediate Fixed Income Fund, Class A Shares, (3.84%)
Wachovia Short-Term Fixed Income Fund, Class A Shares, (1.21%)
Wachovia Georgia Municipal Bond Fund, Class A Shares, (4.13%)
Wachovia North Carolina Municipal Bond Fund, Class A Shares, (4.71%)
Wachovia South Carolina Municipal Bond Fund, Class A Shares, (3.90%)
Wachovia Virginia Municipal Bond Fund, Class A Shares, (3.91%)

The maximum sales charge for Class A Shares is 5.75% for equity funds, 4.50% for fixed income funds, except for the Short-Term Fixed Income Fund which has a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for Class B Shares is 5.00%.

WACHOVIA EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Shares		Value

Common Stocks—93.6%
	Basic Materials—3.3%
27,833	Alcoa, Inc.	$ 1,626,491
51,122	Du Pont (E.I.) de Nemours & Co.	2,504,978
65,164	Praxair, Inc.	2,736,888
57,211	Rohm & Haas Co.	1,952,325
98,013	Weyerhaeuser Co.	4,863,895

	Total	13,684,577

	Capital Goods—7.5%
197,212	General Electric Co.	10,378,281
88,477	Honeywell International, Inc.	4,838,586
69,677	Ingersoll-Rand Co.	3,174,658
37,811	(1)Sanmina Corp.	2,405,725
98,571	Tyco International Ltd.	4,638,998
84,342	United Technologies Corp.	5,097,420

	Total	30,533,668

	Communication Services—5.4%
130,362	(1)Global Crossing Ltd.	3,267,198
200,576	(1)MCI Worldcom, Inc.	7,546,672
30,364	(1)NEXTEL Communications, Inc., Class A	2,812,466
63,491	SBC Communications, Inc.	2,773,763
36,617	Sprint Corp.	2,215,329
60,560	(1)Sprint PCS Group	3,361,080

	Total	21,976,508

	Consumer Cyclicals—4.6%
36,037	Black & Decker Corp.	1,315,350
74,542	Circuit City Stores, Inc.	3,713,123
50,579	(1)Federated Department Stores, Inc.	1,947,291
91,175	Lowe’s Cos., Inc.	4,245,336
59,588	McGraw-Hill Cos., Inc.	3,065,058
78,277	Wal-Mart Stores, Inc.	4,510,712

	Total	18,796,870

	Consumer Staples—9.1%
53,956	(1)AT&T Corp.-Liberty Media Group, Inc., Class A	2,390,925
113,797	CVS Corp.	4,950,169
41,417	(1)Clear Channel Communications, Inc.	3,101,098
86,832	Comcast Corp., Class A	3,288,762
49,671	Kimberly-Clark Corp.	3,005,096
274,065	(1)Kroger Co., Inc.	5,447,042
158,938	(1)Outback Steakhouse, Inc.	4,817,808

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
63,735	Time Warner, Inc.	$ 5,031,082
82,380	(1)Viacom, Inc., Class B	5,107,560

	Total	37,139,542

	Energy—6.3%
62,271	BP Amoco PLC, ADR	3,385,986
150,684	Conoco, Inc., Class A	4,030,797
98,578	Exxon Mobil Corp.	8,212,780
83,418	Royal Dutch Petroleum Co., ADR	5,208,411
63,902	Schlumberger Ltd.	4,700,791

	Total	25,538,765

	Finance—14.7%
130,623	American Express Co.	7,029,150
22,395	American General Corp.	1,434,680
79,398	American International Group, Inc.	8,937,237
76,451	Bank of America Corp.	4,247,809
52,429	Bank of New York Co., Inc.	2,460,886
48,218	Chase Manhattan Corp.	3,601,282
191,548	Citigroup, Inc.	11,911,891
69,041	Freddie Mac	3,072,324
25,384	First Union Corp.	893,200
29,320	MBIA, Inc.	1,695,063
64,894	MBNA Corp.	1,808,920
22,218	Marsh & McLennan Cos., Inc.	2,445,369
25,499	Morgan Stanley, Dean Witter & Co.	1,834,334
44,048	SunTrust Banks, Inc.	2,631,868
129,808	Wells Fargo Co.	5,873,812

	Total	59,877,825

	Health Care—10.1%
15,516	American Home Products Corp.	835,924
33,004	(1)Amgen, Inc.	2,099,879
80,373	Bristol-Myers Squibb Co.	4,425,538
6,574	Genentech, Inc.	705,883
25,551	Guidant Corp.	1,293,519
79,897	Johnson & Johnson	7,150,781
39,125	Lilly (Eli) & Co.	2,978,391
63,848	Medtronic, Inc.	3,296,153
77,944	Merck & Co., Inc.	5,816,571
166,227	Pfizer, Inc.	7,407,491
42,903	Warner-Lambert Co.	5,239,529

	Total	41,249,659

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY FUND
Shares		Value

Common Stocks—continued
	Technology—29.4%
335,160	(1)Cisco Systems, Inc.	$ 19,083,172
98,608	(1)EMC Corp.	11,469,343
22,645	(1)I2 Technologies, Inc.	2,408,862
60,602	Intel Corp.	7,556,312
91,081	(1)JDS Uniphase Corp.	8,015,128
101,872	(1)Microsoft Corp.	6,373,367
105,956	(1)Network Appliance, Inc.	6,840,784
159,686	Nokia Corp., ADR	8,303,672
108,499	Nortel Networks Corp.	5,892,852
43,858	(1)RF Micro Devices, Inc.	4,605,090
28,316	(1)SDL, Inc.	6,415,344
163,076	(1)Sun Microsystems, Inc.	12,495,699
142,612	Texas Instruments, Inc.	10,303,717
87,133	(1)Veritas Software Corp.	10,150,995

	Total	119,914,337

	Transportation—0.6%
134,537	Southwest Airlines Co.	2,581,429

Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—2.6%
76,087	Duke Energy Corp.	$ 4,432,068
83,679	Enron Corp.	6,098,107

	Total	10,530,175

	Total Common Stocks (identified cost $270,330,096)	381,823,355

(2) U.S. Treasury Obligations—0.7%
$ 2,400,000	United States Treasury Bill, 6/15/2000	2,395,824
500,000	United States Treasury Bill, 9/14/2000	491,835

	Total U.S. Treasury Obligations (identified cost $2,885,076)	2,887,659

(3) Repurchase Agreement—10.5%
42,923,285	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	42,923,285

	Total Investments (identified cost $316,138,457)	$427,634,299

(See Notes to Portfolios of Investments)

WACHOVIA QUANTITATIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Shares		Value

Common Stocks—96.4%
	Basic Materials—2.8%
60,000	Du Pont (E.I.) de Nemours & Co.	$ 2,940,000
220,000	Ecolab, Inc.	8,415,000
80,000	Georgia-Pacific Corp.	2,620,000
30,000	Praxair, Inc.	1,260,000
100,000	Weyerhaeuser Co.	4,962,500

	Total	20,197,500

	Capital Goods—4.7%
384,000	General Electric Co.	20,208,000
220,000	Tyco International Ltd.	10,353,750
50,000	United Technologies Corp.	3,021,875

	Total	33,583,625

	Communication Services—6.7%
55,000	AT&T Corp.	1,907,812
100,000	Bell Atlantic Corp.	5,287,500
240,000	BellSouth Corp.	11,205,000
85,000	GTE Corp.	5,376,250
326,760	SBC Communications, Inc.	14,275,328
110,000	Sprint Corp.	6,655,000
50,000	U.S. West, Inc.	3,600,000

	Total	48,306,890

	Consumer Cyclicals—5.6%
95,000	(1)Best Buy Co., Inc.	6,080,000
15,000	Black & Decker Corp.	547,500
80,000	Gannett Co., Inc.	5,180,000
62,500	Home Depot, Inc.	3,050,781
70,000	Knight-Ridder, Inc.	3,710,000
145,000	TJX Cos., Inc.	3,135,625
15,000	Tandy Corp.	636,563
120,000	Target Corp.	7,522,500
175,000	Wal-Mart Stores, Inc.	10,084,375

	Total	39,947,344

	Consumer Staples—11.1%
130,000	Albertsons, Inc.	4,761,250
78,000	Anheuser-Busch Cos., Inc.	6,045,000
40,000	BestFoods	2,580,000
80,000	CVS Corp.	3,480,000
210,000	IBP, Inc.	3,465,000
195,000	PepsiCo, Inc.	7,934,063
192,000	Philip Morris Cos., Inc.	5,016,000
45,000	Procter & Gamble Co.	2,992,500
150,000	Quaker Oats Co.	11,034,375
194,000	(1)Safeway, Inc.	8,948,250
266,000	SUPERVALU, Inc.	5,536,125
170,000	SYSCO Corp.	7,129,375
172,254	(1)Viacom, Inc., Class B	10,679,748

	Total	79,601,686

Shares		Value

Common Stocks—continued
	Energy—6.0%
100,000	BP Amoco PLC, ADR	$ 5,437,500
40,000	Chevron Corp.	3,697,500
255,851	Exxon Mobil Corp.	21,315,586
180,000	Royal Dutch Petroleum Co., ADR	11,238,750
20,000	Texaco, Inc.	1,148,750

	Total	42,838,086

	Finance—13.6%
48,000	AEGON NV, ADR	1,734,000
200,000	Ambac Financial Group, Inc.	10,075,000
95,000	American General Corp.	6,085,937
30,000	American National Insurance Co.	1,620,000
270,000	AmSouth Bancorporation	4,876,875
75,000	Bank of America Corp.	4,167,187
140,000	Bank of New York Co., Inc.	6,571,250
50,000	CIGNA Corp.	4,440,625
170,000	Chase Manhattan Corp.	12,696,875
420,000	Citigroup, Inc.	26,118,750
20,000	J.P. Morgan & Co., Inc.	2,575,000
47,000	Marsh & McLennan Cos., Inc.	5,172,938
125,000	PNC Bank Corp.	6,296,875
200,000	SouthTrust Corp.	5,412,500

	Total	97,843,812

	Health Care—10.7%
85,000	Abbott Laboratories	3,458,437
120,000	(1)Amgen, Inc.	7,635,000
38,000	Baxter International, Inc.	2,527,000
205,200	Bristol-Myers Squibb Co.	11,298,825
150,000	Guidant Corp.	7,593,750
75,000	Johnson & Johnson	6,712,500
110,000	Lilly (Eli) & Co.	8,373,750
69,200	Merck & Co., Inc.	5,164,050
150,000	Pfizer, Inc.	6,684,375
40,000	Pharmacia Upjohn Corp.	2,077,500
319,200	Schering Plough Corp.	15,441,300

	Total	76,966,487

	Technology—30.3%
115,000	(1)ADC Telecommunications, Inc.	7,726,562
50,000	(1)America Online, Inc.	2,650,000
50,000	(1)Applied Materials, Inc.	4,175,000
480,000	(1)Cisco Systems, Inc.	27,330,000
220,000	Computer Associates International, Inc.	11,330,000
140,000	Corning, Inc.	27,081,250
260,000	(1)EMC Corp.	30,241,250
60,000	Eastman Kodak Co.	3,585,000
90,000	Intel Corp.	11,221,875
128,000	International Business Machines Corp.	13,736,000
(See Notes to Portfolios of Investments)

WACHOVIA QUANTITATIVE EQUITY FUND
Shares		Value

Common Stocks—continued
	Technology—continued
215,000	(1)Lexmark International Group, Class A	$ 14,996,250
303,000	Lucent Technologies, Inc.	17,384,625
175,000	(1)Microsoft Corp.	10,948,438
70,000	(1)Oracle Corp.	5,031,250
390,000	(1)Sun Microsystems, Inc.	29,883,750
30,000	(1)SunGuard Data Systems, Inc.	1,018,125

	Total	218,339,375

	Transportation—0.5%
20,000	Delta Air Lines, Inc.	1,028,750
50,000	GATX Corp.	1,684,375
20,000	Union Pacific Corp.	846,250

	Total	3,559,375

	Utilities—4.5%
230,000	Coastal Corp.	14,116,250
60,000	DQE, Inc.	2,535,000
75,000	Duke Energy Corp.	4,368,750

Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—continued
60,000	Enron Corp.	$ 4,372,500
65,000	Southern Co.	1,685,938
125,000	Williams Cos., Inc. (The)	5,195,313

	Total	32,273,751

	Total Common Stocks (identified cost $336,206,554)	693,457,931

(2) U.S. Treasury Obligation—0.2%
$ 1,700,000	United States Treasury Bill, 6/15/2000 (identified cost $1,697,017)	1,696,960

(3) Repurchase Agreement—3.4%
24,409,833	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	24,409,833

	Total Investments (identified cost $362,313,404)	$719,564,724

(See Notes to Portfolios of Investments)

WACHOVIA GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Shares		Value

Common Stocks—96.9%
	Basic Materials—1.7%
106,127	Du Pont (E.I.) de Nemours & Co.	$ 5,200,223

	Capital Goods—6.5%
263,055	General Electric Co.	13,843,269
111,266	United Technologies Corp.	6,724,639

	Total	20,567,908

	Communication Services—5.2%
50,820	AT&T Corp.	1,762,819
61,844	Alltel Corp.	4,046,917
195,421	(1)MCI Worldcom, Inc.	7,352,715
8,087	(1)NEXTEL Communications, Inc., Class A	749,058
57,417	(1)Qwest Communications International, Inc.	2,429,457

	Total	16,340,966

	Consumer Cyclicals—6.3%
16,572	Circuit City Stores, Inc.	825,493
64,046	(1)Federated Department Stores, Inc.	2,465,771
47,836	Gannett Co., Inc.	3,097,381
33,157	General Motors Corp.	2,341,713
60,226	Lowe’s Cos., Inc.	2,804,273
60,169	Marriott International, Inc., Class A	2,181,126
25,949	McGraw-Hill Cos., Inc.	1,334,752
85,186	Wal-Mart Stores, Inc.	4,908,843

	Total	19,959,352

	Consumer Staples—9.9%
71,343	(1)AT&T Corp.-Liberty Media Group, Inc., Class A	3,161,387
49,761	CVS Corp.	2,164,604
47,197	(1)Clear Channel Communications, Inc.	3,533,875
80,921	Colgate-Palmolive Co.	4,258,468
44,176	Comcast Corp., Class A	1,673,166
64,935	(1)Kroger Co., Inc.	1,290,583
91,669	PepsiCo, Inc.	3,729,782
60,674	Procter & Gamble Co.	4,034,821
40,094	Time Warner, Inc.	3,164,920
67,197	(1)Viacom, Inc., Class B	4,166,214

	Total	31,177,820

Shares		Value

Common Stocks—continued
	Energy—5.2%
130,715	Exxon Mobil Corp.	$ 10,890,193
90,140	Royal Dutch Petroleum Co., ADR	5,628,116

	Total	16,518,309

	Finance—15.4%
77,634	American Express Co.	4,177,680
37,075	American International Group, Inc.	4,173,255
204,631	Citigroup, Inc.	12,725,490
80,000	Franklin Resources, Inc.	2,400,000
184,000	Freddie Mac	8,188,000
169,418	Morgan Stanley, Dean Witter & Co.	12,187,507
100,000	Norwest Corp.	4,525,000

	Total	48,376,932

	Health Care—10.5%
153,703	Abbott Laboratories	6,253,791
40,978	Bristol-Myers Squibb Co.	2,256,351
75,489	Johnson & Johnson	6,756,266
114,632	Merck & Co., Inc.	8,554,413
187,654	Schering Plough Corp.	9,077,762

	Total	32,898,583

	Technology—34.2%
345,602	(1)Cisco Systems, Inc.	19,677,828
100,670	(1)EMC Corp.	11,709,179
66,173	Honeywell International, Inc.	3,618,836
18,711	(1)I2 Technologies, Inc.	1,990,383
102,524	Intel Corp.	12,783,461
89,255	(1)JDS Uniphase Corp.	7,854,440
77,918	(1)Microsoft Corp.	4,874,745
152,420	Nokia Corp., ADR	7,925,840
93,072	Nortel Networks Corp.	5,054,973
162,706	(1)Sun Microsystems, Inc.	12,467,347
203,488	Texas Instruments, Inc.	14,702,008
43,964	(1)Veritas Software Corp.	5,121,806

	Total	107,780,846

	Utilities—2.0%
107,752	Duke Energy Corp.	6,276,554

	Total Common Stocks (identified cost $159,138,908)	305,097,493

(See Notes to Portfolios of Investments)

WACHOVIA GROWTH & INCOME FUND

Principal Amount		Value

(2) U.S. Treasury Obligation—0.3%
$1,000,000	United States Treasury Bill, 6/15/2000 (identified cost $997,818)	$ 998,260

(3) Repurchase Agreement—2.8%
8,720,225	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	8,720,225

	Total Investments (identified cost $168,856,951)	$ 314,815,978

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Shares		Value

Common Stocks—94.8%
	Basic Materials—2.2%
9,722	Air Products & Chemicals, Inc.	$ 336,624
9,562	Alcan Aluminum Ltd.	313,753
18,292	Alcoa, Inc.	1,068,939
1,681	Armstrong World Industries, Inc.	28,892
16,579	Barrick Gold Corp.	299,458
2,200	Bemis Co., Inc.	75,625
5,460	(1)Bethlehem Steel Corp.	21,157
2,366	Boise Cascade Corp.	68,910
4,015	Champion International Corp.	293,095
9,298	Dow Chemical Co.	995,467
44,105	Du Pont (E.I.) de Nemours & Co.	2,161,145
3,329	Eastman Chemical Co.	151,678
5,435	Ecolab, Inc.	207,889
5,317	Engelhard Corp.	92,715
1,390	(1)FMC Corp.	84,443
9,261	Fort James Corp.	209,530
6,954	Freeport-McMoRan Copper & Gold, Inc., Class B	63,890
7,392	Georgia-Pacific Corp.	242,088
4,603	Goodrich (B.F.) Co.	163,406
2,638	(1)Grace (W.R.) & Co.	33,140
2,293	Great Lakes Chemical Corp.	63,631
4,225	Hercules, Inc.	69,977
10,041	Homestake Mining Co.	67,777
7,426	Inco Ltd.	120,672
4,457	International Flavors & Fragrances, Inc.	151,538
17,224	International Paper Co.	599,611
4,565	Louisiana-Pacific Corp.	51,356
4,316	Mead Corp.	132,987
11,798	Newell Rubbermaid, Inc.	309,698
7,024	Newmont Mining Corp.	161,991
3,679	Nucor Corp.	143,021
7,443	PPG Industries, Inc.	368,894
3,771	Phelps Dodge Corp.	169,224
13,753	Placer Dome, Inc.	113,462
1,219	Potlatch Corp.	46,170
6,627	Praxair, Inc.	278,334
8,872	Rohm & Haas Co.	302,757
4,227	Sigma-Aldrich Corp.	141,076
2,336	Temple-Inland, Inc.	116,070
3,711	USX-U.S. Steel Group, Inc.	83,729
5,582	Union Carbide Corp.	305,266
4,250	Vulcan Materials Co.	198,688
4,060	(1)Watson Pharmaceuticals, Inc.	179,148

Shares		Value

Common Stocks—continued
	Basic Materials—continued
4,252	Westvaco Corp.	$ 128,092
9,879	Weyerhaeuser Co.	490,245
4,661	Willamette Industries, Inc.	151,483
3,884	Worthington Industries, Inc.	47,094

	Total	11,903,835

	Capital Goods—8.2%
7,650	(1)Allied Waste Industries, Inc.	77,934
4,884	Avery Dennison Corp.	299,145
1,295	Ball Corp.	38,445
38,442	Boeing Co.	1,501,625
977	Briggs & Stratton Corp.	39,080
15,067	Caterpillar, Inc.	576,313
4,346	Cooper Industries, Inc.	145,591
11,501	Corning, Inc.	2,224,725
2,883	Crane Co.	76,039
5,419	Crown Cork & Seal Co., Inc.	92,800
5,618	Danaher Corp.	270,717
9,569	Deere & Co.	397,712
8,922	Dover Corp.	414,873
2,999	Eaton Corp.	217,615
18,502	Emerson Electric Co.	1,091,618
8,523	General Dynamics Corp.	503,390
412,950	General Electric Co.	21,731,494
3,989	Grainger (W.W.), Inc.	159,311
33,444	Honeywell, Inc.	1,828,969
640	(1)Huttig Building Products, Inc.	2,960
12,629	Illinois Tool Works, Inc.	733,271
6,907	Ingersoll-Rand Co.	314,700
3,557	Johnson Controls, Inc.	202,527
16,488	Lockheed Martin Corp.	403,956
18,250	Masco Corp.	359,297
1,615	Milacron, Inc.	25,537
1,848	Millipore Corp.	133,749
16,859	Minnesota Mining & Manufacturing Co.	1,445,659
8,125	Molex, Inc.	396,602
344	NACCO Industries, Inc., Class A	12,986
1,742	National Service Industries, Inc.	37,889
2,891	Northrop Grumman Corp.	221,523
6,526	(1)Owens-Illinois, Inc.	73,418
7,147	(1)Pactiv Corp.	63,876
5,205	Pall Corp.	109,305
4,575	Parker-Hannifin Corp.	190,720
11,453	Pitney Bowes, Inc.	498,206
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Capital Goods—continued
8,031	Rockwell International Corp.	$ 329,271
3,504	(1)Sealed Air Corp.	196,224
24,452	(1)Solectron Corp.	808,444
6,206	Textron, Inc.	389,427
6,672	(1)Thermo Electron Corp.	123,849
2,384	Thomas & Betts Corp.	67,646
2,609	Timken Co.	49,245
71,334	Tyco International Ltd.	3,357,156
20,247	United Technologies Corp.	1,223,678
25,378	Waste Management, Inc.	517,077

	Total	43,975,594

	Communication Services—6.9%
134,282	AT&T Corp.	4,657,907
11,978	Alltel Corp.	783,810
65,207	Bell Atlantic Corp.	3,447,820
79,869	BellSouth Corp.	3,728,884
5,775	CenturyTel, Inc.	155,925
40,991	GTE Corp.	2,592,681
116,890	(1)MCI Worldcom, Inc.	4,397,986
25,494	(1)MediaOne Group, Inc.	1,703,318
15,076	(1)NEXTEL Communications, Inc., Class A	1,396,415
31,130	(1)Qualcomm, Inc.	2,066,254
143,604	SBC Communications, Inc.	6,273,700
35,618	Sprint Corp.	2,154,889
34,900	Sprint Corp. (PCS Group)	1,936,950
21,109	U.S. West, Inc.	1,519,848

	Total	36,816,387

	Consumer Cyclicals—7.6%
2,976	American Greetings Corp., Class A	55,428
6,416	(1)AutoZone, Inc.	179,648
5,880	(1)Bed Bath & Beyond, Inc.	216,457
8,560	(1)Best Buy Co., Inc.	547,840
3,691	Black & Decker Corp.	134,721
4,223	Block (H&R), Inc.	130,385
25,712	Carnival Corp., Class A	697,438
33,335	(1)Cendant Corp.	441,689
2,496	Centex Corp.	51,792
8,430	Circuit City Stores, Inc.	419,919
8,698	Clorox Co.	344,658
4,599	(1)Consolidated Stores Corp.	59,787
3,184	Cooper Tire & Rubber Co.	38,407
18,188	Costco Cos., Inc.	580,879
1,760	Cummins Engine Co., Inc.	57,310
6,954	Dana Corp.	179,500

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
23,665	Delphi Auto Systems Corp.	$ 427,449
3,379	Deluxe Corp.	83,419
4,487	Dillards, Inc., Class A	67,025
11,504	Dollar General Corp.	201,316
5,705	Donnelley (R.R.) & Sons Co.	140,842
3,943	Dow Jones & Co.	268,124
7,020	Dun & Bradstreet Corp.	215,865
9,008	(1)Federated Department Stores, Inc.	346,808
3,183	Fluor Corp.	103,447
50,829	Ford Motor Co.	2,468,383
11,829	Gannett Co., Inc.	765,928
35,913	Gap (The), Inc.	1,259,200
23,443	General Motors Corp.	1,655,662
7,557	Genuine Parts Co.	180,423
6,548	Goodyear Tire & Rubber Co.	162,881
2,983	Harcourt General, Inc.	117,828
7,392	Hasbro, Inc.	121,044
15,454	Hilton Hotels Corp.	131,359
96,613	Home Depot, Inc.	4,715,922
13,456	IMS Health, Inc.	222,024
4,360	ITT Industries, Inc.	150,692
11,676	Interpublic Group Cos., Inc.	501,338
20,207	(1)K Mart Corp.	171,759
2,008	Kaufman & Broad Homes Corp.	34,763
3,296	Knight-Ridder, Inc.	174,688
13,290	(1)Kohl’s Corp.	687,757
8,260	Leggett and Platt, Inc.	165,716
17,604	Limited, Inc.	424,696
2,713	Liz Claiborne, Inc.	106,655
14,808	Lowe’s Cos., Inc.	689,497
10,557	Marriott International, Inc., Class A	382,691
14,271	May Department Stores Co.	429,022
3,779	Maytag Corp.	123,762
2,479	McDermott International, Inc.	24,790
8,266	McGraw-Hill Cos., Inc.	425,182
2,198	Meredith Corp.	66,902
2,816	(1)Navistar International Corp.	90,464
7,211	New York Times Co., Class A	276,722
12,027	Nike, Inc., Class B	515,658
5,857	Nordstrom, Inc.	147,157
15,600	(1)Office Depot, Inc.	110,175
7,536	Omnicom Group, Inc.	632,553
2,279	Owens Corning	35,182
3,282	PACCAR, Inc.	137,434
15,458	Paychex, Inc.	541,013
11,068	Penney (J.C.) Co., Inc.	200,608
1,813	Pulte Corp.	40,226
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
2,371	(1)Reebok International Ltd.	$ 32,898
1,518	Russell Corp.	33,776
5,445	(1)Sabre Group Holdings, Inc., Class A	156,544
16,093	Sears, Roebuck & Co.	594,435
7,223	Sherwin-Williams Co.	167,935
2,473	Snap-On Corp.	63,525
753	Springs Industries, Inc., Class A	35,768
3,730	Stanley Works	100,244
19,741	(1)Staples, Inc.	291,180
13,533	TJX Cos., Inc.	292,651
5,030	TRW, Inc.	243,955
8,316	Tandy Corp.	352,910
18,481	Target Corp.	1,158,528
3,343	Times Mirror Co., Class A	322,600
10,577	(1)Toys ’R’ Us, Inc.	166,588
9,978	Tribune Co.	384,153
2,420	Tupperware Corp.	53,391
5,038	V.F. Corp.	144,528
186,872	Wal-Mart Stores, Inc.	10,768,499
2,825	(1)Wellpoint Health Networks, Inc.	205,166
3,194	Whirlpool Corp.	181,060
2,780	Young & Rubicam, Inc.	132,745

	Total	40,960,988

	Consumer Staples—9.8%
2,315	Alberto-Culver Co., Class B	60,913
17,579	Albertsons, Inc.	643,831
20,076	Anheuser-Busch Cos., Inc.	1,555,890
25,694	Archer-Daniels-Midland Co.	306,722
11,035	Avon Products, Inc.	455,883
11,554	BestFoods	745,233
2,885	Brown-Forman Corp., Class B	167,510
3,635	Brunswick Corp.	69,974
16,381	CVS Corp.	712,573
18,369	Campbell Soup Co.	569,439
13,868	(1)Clear Channel Communications, Inc.	1,038,366
103,552	Coca-Cola Co.	5,527,088
17,764	Coca-Cola Enterprises, Inc.	304,208
24,600	Colgate-Palmolive Co.	1,294,575
38,892	Comcast Corp., Class A	1,473,034
20,555	ConAgra, Inc.	474,050
1,537	Coors Adolph Co., Class B	86,456
5,838	Darden Restaurants, Inc.	100,341
86,959	Disney (Walt) Co.	3,668,583
4,505	(1)Energizer Holdings, Inc.	76,585
7,184	Fortune Brands, Inc.	191,274

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
12,848	General Mills, Inc.	$ 509,905
46,599	Gillette Co.	1,555,242
1,608	Great Atlantic & Pacific Tea Co., Inc.	29,547
12,640	Harley-Davidson, Inc.	470,840
5,304	(1)Harrah’s Entertainment, Inc.	104,754
15,209	Heinz (H.J.) Co.	596,003
6,013	Hershey Foods Corp.	311,924
17,026	Kellogg Co.	517,165
22,813	Kimberly-Clark Corp.	1,380,186
34,506	(1)Kroger Co., Inc.	685,807
1,634	Longs Drug Stores Corp.	32,986
16,383	Mattel, Inc.	222,194
56,840	McDonald’s Corp.	2,035,583
8,212	(1)Mirage Resorts, Inc.	171,939
13,650	Nabisco Group Holdings Corp.	297,741
62,084	PepsiCo, Inc.	2,526,043
101,363	Philip Morris Cos., Inc.	2,648,108
55,736	Procter & Gamble Co.	3,706,444
5,724	Quaker Oats Co.	421,072
13,515	Ralston Purina Co.	250,872
10,858	Rite Aid Corp.	75,327
20,874	(1)Safeway, Inc.	962,813
37,921	Sara Lee Corp.	682,578
16,559	Seagram Co. Ltd.	789,657
5,862	SUPERVALU, Inc.	122,003
14,034	SYSCO Corp.	588,551
54,171	Time Warner, Inc.	4,276,123
6,407	(1)Tricon Global Restaurants, Inc.	187,805
7,362	UST, Inc.	122,393
24,009	Unilever NV, ADR	1,219,957
64,105	(1)Viacom, Inc., Class B	3,974,510
41,898	Walgreen Co.	1,188,856
5,228	Wendy’s International, Inc.	102,273
6,239	Winn-Dixie Stores, Inc.	98,654
4,882	Wrigley (Wm.), Jr. Co.	390,865

	Total	52,779,248

	Energy—5.6%
3,796	Amerada-Hess Corp.	251,960
4,605	Anadarko Petroleum Corp.	244,353
4,106	Apache Corp.	249,953
790	Arch Coal, Inc.	5,925
3,212	Ashland, Inc.	112,219
13,734	Baker Hughes, Inc.	497,857
4,300	CMS Energy Corp.	97,825
27,407	Chevron Corp.	2,533,435
26,321	Conoco, Inc., Class B	750,148
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Energy—continued
6,269	Constellation Energy Group, Inc.	$ 215,105
145,375	Exxon Corp.	12,111,555
18,469	Halliburton Co.	941,919
3,927	Kerr-McGee Corp.	234,393
4,802	New Century Energies, Inc.	161,467
14,531	Occidental Petroleum Corp.	344,203
10,696	Phillips Petroleum Co.	612,346
12,400	Reliant Energy, Inc.	353,400
3,892	(1)Rowan Companies, Inc.	120,895
90,076	Royal Dutch Petroleum Co., ADR	5,624,120
22,932	Schlumberger Ltd.	1,686,935
8,582	Sempra Energy	161,449
3,929	Sunoco, Inc.	126,956
11,860	TXU Corp.	423,995
22,454	Texaco, Inc.	1,289,702
8,639	Transocean Sedco Forex, Inc.	424,931
10,544	Union Pacific Resources Group, Inc.	249,761
10,139	Unocal Corp.	389,718

	Total	30,216,525

	Finance—13.4%
10,850	AFLAC, Inc.	560,808
10,716	AON Corp.	376,399
5,775	Aetna, Inc.	385,481
34,016	Allstate Corp.	901,424
56,973	American Express Co.	3,065,860
10,588	American General Corp.	678,294
64,941	American International Group, Inc.	7,309,921
16,610	AmSouth Bancorporation	300,018
30,356	Associates First Capital Corp., Class A	832,893
14,507	BB&T Corp.	425,236
50,040	Bank One Corp.	1,654,447
73,150	Bank of America Corp.	4,064,397
31,953	Bank of New York Co., Inc.	1,499,794
4,793	Bear Stearns Cos., Inc.	188,724
6,804	CIGNA Corp.	604,280
8,265	Capital One Financial Corp.	390,521
35,529	Chase Manhattan Corp.	2,653,572
7,445	Chubb Corp.	521,150
7,014	Cincinnati Financial Corp.	281,546
142,108	Citigroup, Inc.	8,837,341
6,534	Comerica, Inc.	330,784
13,609	Conseco, Inc.	85,056
4,699	Countrywide Credit Industries, Inc.	144,494

Shares		Value

Common Stocks—continued
	Finance—continued
43,107	Fannie Mae	$ 2,591,808
29,416	Freddie Mac	1,309,012
12,496	Fifth Third Bancorp	849,728
40,709	First Union Corp.	1,432,448
41,437	Firstar Corp.	1,059,233
38,532	Fleet Boston Financial Corp.	1,456,991
10,629	Franklin Resources, Inc.	318,870
7,173	Golden West Financial Corp.	299,473
9,356	Hartford Financial Services Group, Inc.	553,173
20,281	Household International, Inc.	953,207
9,752	Huntington Bancshares, Inc.	188,945
7,344	J.P. Morgan & Co., Inc.	945,540
4,452	Jefferson-Pilot Corp.	305,518
18,671	KeyCorp	392,091
5,322	Lehman Brothers Holdings, Inc.	410,792
8,488	Lincoln National Corp.	328,910
4,776	Loews Corp.	314,619
4,173	MBIA Insurance Corp.	241,252
33,681	MBNA Corp.	938,858
4,600	MGIC Investment Corp.	227,988
11,259	Marsh & McLennan Cos., Inc.	1,239,194
21,940	Mellon Bank Corp.	846,061
15,350	Merrill Lynch & Co., Inc.	1,513,894
47,632	Morgan Stanley, Dean Witter & Co.	3,426,527
26,888	National City Corp.	537,760
7,441	Niagara Mohawk Holdings, Inc.	109,290
9,330	Northern Trust Corp.	614,031
5,560	Old Kent Financial Corp.	184,870
12,639	PNC Bank Corp.	636,690
6,000	PaineWebber Group, Inc.	269,625
4,400	Price (T. Rowe) Asscoiates	168,025
3,045	Progressive Corp.	285,849
5,948	Providian Financial Corp.	529,000
9,290	Regions Financial Corp.	210,186
5,724	SAFECO Corp.	140,596
6,961	SLM Holding Corp.	234,499
54,376	Schwab (Charles) Corp.	1,563,435
6,730	SouthTrust Corp.	182,131
9,452	St. Paul Cos., Inc.	354,450
6,742	State Street Corp.	751,733
7,293	Summit Bancorp	209,218
13,350	SunTrust Banks, Inc.	797,663
11,679	Synovus Financial Corp.	233,580
5,442	Torchmark Corp.	147,954
31,485	U.S. Bancorp, Inc.	818,610
9,960	UNUM Corp.	225,968
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Finance—continued
5,716	Union Planters Corp.	$ 178,625
8,517	Wachovia Corp.	588,738
24,921	Washington Mutual, Inc.	716,479
69,682	Wells Fargo Co.	3,153,111

	Total	72,078,688

	Health Care—10.4%
63,751	Abbott Laboratories	2,593,869
5,544	Allergan, Inc.	380,803
3,660	(1)Alza Corp.	185,974
54,916	American Home Products Corp.	2,958,599
42,764	(1)Amgen, Inc.	2,720,859
2,252	Bard (C.R.), Inc.	102,747
2,356	Bausch & Lomb, Inc.	163,742
12,014	Baxter International, Inc.	798,931
10,385	Becton, Dickinson & Co.	303,112
6,270	(1)Biogen, Inc.	341,715
4,713	Biomet, Inc.	169,963
16,505	(1)Boston Scientific Corp.	422,941
83,474	Bristol-Myers Squibb Co.	4,596,287
11,212	Cardinal Health, Inc.	727,378
23,926	Columbia/HCA Healthcare Corp.	646,002
2,402	(1)Edwards Lifesciences Corp.	48,791
12,656	Guidant Corp.	640,710
17,321	(1)HEALTHSOUTH Corp.	111,504
7,031	(1)Humana, Inc.	39,549
58,486	Johnson & Johnson	5,234,497
46,195	Lilly (Eli) & Co.	3,516,594
2,997	Mallinckrodt, Inc.	86,726
4,656	(1)Manor Care, Inc.	32,883
11,400	McKesson HBOC, Inc.	187,388
49,078	Medtronic, Inc.	2,533,652
99,156	Merck & Co., Inc.	7,399,517
8,368	PE Corp.—PE Biosystems Group	464,424
163,548	Pfizer, Inc.	7,288,108
51,713	Pharmacia & Upjohn, Inc.	2,685,844
4,840	(1)Quintiles Transnational Corp.	71,390
61,734	Schering Plough Corp.	2,986,382
3,535	(1)St. Jude Medical, Inc.	127,039
13,007	(1)Tenet Healthcare Corp.	333,304
7,373	UnitedHealth Group, Inc.	549,749
35,875	Warner-Lambert Co.	4,381,234
412	(1)Water Pik Technologies, Inc.	2,652

	Total	55,834,859

	Technology—27.6%
15,064	(1)3Com Corp.	629,864
11,000	(1)ADC Telecommunications, Inc.	739,062

Shares		Value

Common Stocks—continued
	Technology—continued
4,330	(1)Adaptec, Inc.	$ 85,247
5,520	Adobe System, Inc.	621,345
6,082	(1)Advanced Micro Devices, Inc.	495,303
7,200	(1)Altera Corp.	618,300
3,490	Allegheny Technologies Inc.	78,743
94,940	(1)America Online, Inc.	5,031,820
15,000	(1)Analog Devices, Inc.	1,155,000
3,617	(1)Andrew Corp.	127,047
6,631	(1)Apple Computer, Inc.	557,004
31,548	(1)Applied Materials, Inc.	2,634,258
1,948	Autodesk, Inc.	72,441
25,781	Automatic Data Processing, Inc.	1,416,344
9,054	(1)BMC Software, Inc.	398,376
7,319	(1)Cabletron Systems, Inc.	167,880
6,010	(1)Ceridian Corp.	144,991
286,244	(1)Cisco Systems, Inc.	16,298,018
7,440	(1)Citrix Systems, Inc.	391,530
70,962	Compaq Computer Corp.	1,862,752
24,611	Computer Associates International, Inc.	1,267,466
6,657	(1)Computer Sciences Corp.	638,656
15,438	(1)Compuware Corp.	157,275
5,860	(1)Comverse Technology, Inc.	535,458
8,850	(1)Conexant Systems, Inc.	332,981
107,542	(1)Dell Computer Corp.	4,637,749
43,261	(1)EMC Corp.	5,031,795
13,608	Eastman Kodak Co.	813,078
20,699	Electronic Data Systems Corp.	1,331,204
6,194	Equifax, Inc.	171,496
18,144	First Data Corp.	1,017,198
13,130	(1)Gateway 2000, Inc.	649,935
32,678	(1)Global Crossing Ltd.	818,992
42,266	Hewlett-Packard Co.	5,077,203
5,694	Ikon Office Solutions, Inc.	28,470
140,642	Intel Corp.	17,536,299
76,220	International Business Machines Corp.	8,179,359
7,344	(1)KLA-Tencor Corp.	363,987
11,868	(1)LSI Logic Corp.	625,295
5,400	(1)Lexmark International Group, Inc., Class A	376,650
13,000	Linear Technology Corp.	767,812
133,184	Lucent Technologies, Inc.	7,641,432
11,900	(1)Maxim Integrated Products, Inc.	754,906
21,538	Micron Technology, Inc.	1,506,314
218,674	(1)Microsoft Corp.	13,680,792
29,514	Motorola, Inc.	2,766,938
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Technology—continued
4,050	(1)NCR Corp.	$ 170,859
6,980	(1)National Semiconductor Corp.	375,175
12,000	(1)Network Appliance, Inc.	774,750
117,176	Nortel Networks Corp.	6,364,122
13,490	(1)Novell, Inc.	112,136
119,880	(1)Oracle Corp.	8,616,375
11,035	(1)Parametric Technology Corp.	117,247
11,138	(1)Peoplesoft, Inc.	153,844
1,878	PerkinElmer, Inc.	98,595
1,842	Polaroid Corp.	35,343
14,155	Raytheon Co., Class B	331,758
2,450	(1)Sapient Corp.	244,847
6,296	Scientific-Atlanta, Inc.	354,937
9,572	(1)Seagate Technology, Inc.	555,176
1,117	Shared Medical Systems Corp.	81,122
7,800	(1)Siebel Systems, Inc.	912,600
7,874	(1)Silicon Graphics, Inc.	52,165
64,448	(1)Sun Microsystems, Inc.	4,938,328
1,988	Tektronix, Inc.	106,358
1,177	(1)Teledyne Technologies, Inc.	17,140
16,320	(1)Tellabs, Inc.	1,059,780
7,150	(1)Teradyne, Inc.	614,900
66,516	Texas Instruments, Inc.	4,805,781
11,570	(1)Unisys Corp.	313,836
16,200	(1)Veritas Software Corp.	1,887,300
28,000	Xerox Corp.	759,500
13,400	(1)Xilinx, Inc.	1,020,075
22,000	(1)Yahoo, Inc.	2,487,375

	Total	147,595,489

	Transportation—0.6%
6,290	(1)AMR Corp.	179,265
19,705	Burlington Northern Santa Fe	465,531
9,169	CSX Corp.	199,426
5,998	Delta Air Lines, Inc.	308,522
11,896	(1)FDX Corp	420,821
4,920	Kansas City Southern Industries, Inc.	330,870
15,929	Norfolk Southern Corp.	283,735
2,701	Ryder Systems, Inc.	51,825
21,193	Southwest Airlines Co.	406,641
3,222	(1)US Airways Group, Inc.	136,935
10,392	Union Pacific Corp.	439,712

	Total	3,223,283

	Utilities—2.5%
8,574	(1)AES Corp.	748,081
5,764	Ameren Corp.	211,466
8,038	American Electric Power Co., Inc.	285,851

Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—continued
9,185	Burlington Resources, Inc.	$ 420,214
6,657	Carolina Power & Light Co.	228,834
8,931	Central & SouthWest Corp.	185,876
6,662	Cinergy Corp.	177,376
8,934	Coastal Corp.	548,324
3,505	Columbia Energy Group	226,730
9,345	Consolidated Edison Co.	304,881
6,094	DTE Energy Co.	210,624
10,039	Dominion Resources, Inc.	459,284
15,205	Duke Energy Corp.	885,691
945	Eastern Enterprises	58,295
14,816	Edison International	316,692
9,622	El Paso Energy Corp.	495,533
29,386	Enron Corp.	2,141,505
10,359	Entergy Corp.	300,411
7,598	FPL Group, Inc.	376,101
9,959	FirstEnergy Corp.	250,220
4,100	Florida Progress Corp.	203,462
5,375	GPU, Inc.	151,844
2,001	NICOR, Inc.	73,412
6,409	Northern States Power Co.	141,799
1,324	ONEOK, Inc.	38,562
8,042	PECO Energy Co.	353,345
16,068	P G & E Corp.	416,764
6,804	P P & L Resources, Inc.	160,745
1,487	Peoples Energy Corp.	50,465
3,570	Pinnacle West Capital Corp.	127,628
9,187	Public Service Enterprises Group, Inc.	342,216
29,289	Southern Co.	759,683
6,400	Tosco Corp.	196,000
12,921	USX Corp.	351,290
9,123	Unicom Corp.	380,315
17,969	Williams Cos., Inc. (The)	746,837

	Total	13,326,356

	Total Common Stocks (identified cost $233,973,129)	508,711,252

(2) U.S. Treasury Obligation—0.6%
$ 3,000,000	United States Treasury Bill, 6/15/2000 (identified cost $2,993,459)	2,994,780

(3) Repurchase Agreement—4.5%
24,372,547	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	24,372,547

	Total Investments (identified cost $261,339,135)	$536,078,579

(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Shares		Value

Common Stocks—87.5%
	Basic Materials—13.9%
162,000	(1)American Pacific Corp.	$ 951,750
25,500	(1)Bush Boake Allen, Inc.	831,937
145,200	(1)Chase Industries, Inc.	1,343,100
105,900	Cleveland Cliffs, Inc.	2,693,831
83,300	Deltic Timber Corp.	1,780,538
55,500	Greif Brothers Corp., Class A	1,720,500
152,300	Lafarge Corp.	3,883,650
14,900	NCH Corp.	596,000
108,650	Roanoke Electric Corp.	1,439,613
107,000	Rock-Tenn Co.	1,023,188
61,400	Southdown, Inc.	3,768,425
76,400	Texas Industries, Inc.	2,191,725
169,900	Universal Corp.	3,939,556

	Total	26,163,813

	Capital Goods—16.4%
135,300	Amcast Industrial Corp.	1,166,962
122,100	Ampco-Pittsburgh Corp.	1,350,731
82,700	Briggs & Stratton Corp.	3,308,000
98,150	Butler Manufacturing Co.	2,189,972
100,800	Centex Construction Products, Inc.	3,024,000
112,500	(1)EMCOR Group, Inc.	2,482,031
10,500	Franklin Electronics, Inc.	735,000
106,300	GP Strategies Corp.	405,269
116,300	Granite Construction, Inc.	3,031,069
27,500	Millipore Corp.	1,990,313
152,400	(1)Morrison Knudsen Corp.	1,181,100
9,000	(1)Mueller Industries, Inc.	264,375
180,950	Smith (A.O.) Corp.	3,799,950
90,400	Superior Industries International, Inc.	2,525,550
95,000	(1)Todd Shipyards Corp.	676,875
29,800	Twin Disc, Inc.	461,900
38,700	USG Corp.	1,458,506
94,800	World Fuel Services Corp.	645,825

	Total	30,697,428

	Communication Services—1.1%
19,700	(1)Emmis Communications Corp., Class A	672,262
29,800	Galileo International, Inc.	670,500
32,300	(1)Young Broadcasting, Inc., Class A	742,900

	Total	2,085,662

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—9.4%
13,500	Allen Organ Co., Class B	$ 864,000
240,700	(1)Barnett, Inc.	2,271,606
81,500	Boston Acoustics, Inc.	855,750
63,000	(1)Buckhead America Corp.	318,937
23,100	(1)Coastcast Corp.	441,787
33,350	Cordiant Communications Group PLC, ADR	639,903
14,500	Deluxe Corp.	357,969
4,200	Grey Advertising, Inc.	1,976,100
57,750	(1)GTECH Holdings Corp.	1,274,109
215,550	Intermet Corp.	1,481,906
236,000	Johns Manville Corp.	2,699,250
145,000	(1)Oneita Industries, Inc.	145
44,800	Raven Industries, Inc.	604,800
88,300	Skyline Corp.	1,821,188
167,535	(1)Supreme Industries, Inc., Class A	848,150
119,500	Velcro Industries NV	1,262,219

	Total	17,717,819

	Consumer Services—0.1%
8,220	(1)Imperial Parking Corp.	119,190

	Consumer Staples—5.5%
106,000	(1)800-JR Cigar, Inc.	1,079,875
111,900	(1)Alltrista Corp.	2,748,544
27,034	(1)Chris Craft Industries, Inc.	1,645,695
23,400	(1)Craig Corp.	96,524
2,100	Deb Shops, Inc.	25,987
30,000	(1)GC Cos., Inc.	793,125
265,450	(1)M & F Worldwide Corp.	1,360,431
231,400	(1)Omega Protein Corp.	650,813
40,800	(1)On Command Corp.	657,900
23,050	(1)Payless ShoeSource, Inc.	1,164,025

	Total	10,222,919

	Energy—4.6%
26,400	(1)Atwood Oceanics, Inc.	1,443,750
73,200	Berry Petroleum Co., Class A	1,148,325
68,328	(1)Forest Oil Corp.	1,088,977
76,500	(1)Global Marine, Inc.	2,165,906
211,750	(1)Kaneb Services, Inc.	1,032,281
146,020	(1)Santa Fe Snyder Corp.	1,843,503

	Total	8,722,742

(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND

Shares		Value

Common Stocks—continued
	Finance—22.2%
109,200	Aegis Realty, Inc.	$ 1,085,175
24,370	Ace Ltd.	653,421
9,800	Argonaut Group, Inc.	175,175
66,900	CNA Surety Corp.	836,250
29,000	Cameron Financial Corp.	340,750
148,400	Charter Municipal Mortgage Acceptance Co.	1,734,425
200,100	(1)Danielson Holding Corp.	950,475
47,100	Eaton Vance Corp.	2,048,850
214,400	Enhance Financial Services Group, Inc.	2,948,000
46,994	Equity Residential Properties Trust	2,097,107
19,300	First Securityfed Financial, Inc.	219,538
164,400	First Union Real Estate Equity & Mortgage Investments	421,275
88,550	Forest City Enterprises, Inc., Class A	2,623,294
202,500	(1)Healthcare Recoveries, Inc.	708,750
128,800	IPC Holdings Ltd.	1,899,800
99,900	John Nuveen & Co., Inc., Class A	4,127,119
136,400	LaSalle Re Holdings Ltd.	1,909,600
83,500	Leucadia National Corp.	2,176,219
98,600	Liberty Corp.	3,463,325
133,900	Liberty Financial Cos., Inc.	3,155,019
254,300	Meditrust Cos.	476,812
50,500	Merchants Group, Inc.	766,969
83,000	(1)Standard Management Corp.	280,125
164,000	Stewart Information Services Corp.	2,070,500
55,000	Unico American Corp.	331,719
56,200	Virginia Capital Bancshares, Inc.	814,900
24,000	White Mountain Insurance Group, Inc.	3,388,500

	Total	41,703,092

	Health Care—2.8%
82,700	(1)America Service Group, Inc.	1,343,875
37,900	(1)Dura Pharmaceuticals, Inc.	442,956
80,800	(1)Hanger Orthopedic Group, Inc.	388,850
160,266	(1)Per-Se Technologies, Inc.	1,041,727
98,500	(1)Sunrise Medical, Inc.	437,094
92,950	(1)Thermotrex Corp.	923,691
24,500	West Pharmaceutical Services, Inc.	575,750

	Total	5,153,943

Shares		Value

Common Stocks—continued
	Technology—8.1%
56,260	(1)Anacomp, Inc.	$ 154,715
11,500	(1)Cypress Semiconductor Corp.	483,719
117,300	(1)ESCO Electronics Corp.	2,067,412
54,700	(1)Eagle Point Software Corp.	273,500
20,400	(1)Electroglas, Inc.	540,600
12,300	(1)Exar Corp.	845,625
20,000	Investment Technology Group, Inc.	675,000
10,400	(1)Kulicke & Soffa Industries	523,250
75,600	Nam Tai Electronics, Inc.	1,152,900
65,500	National Data Corp.	1,445,094
19,500	(1)National Semiconductor Corp.	1,048,125
51,000	(1)Parametric Technology Corp.	541,875
38,749	(1)Phoenix Technology Ltd.	697,482
26,500	(1)Remedy Corp.	1,099,750
33,800	(1)Silicon Valley Group, Inc.	899,925
45,100	(1)Standard Microsystems Corp.	589,119
132,100	United Industrial Corp.	1,164,131
24,000	(1)Xircom, Inc.	990,000

	Total	15,192,222

	Transportation—1.9%
65,625	(1)A.C.L.N. Ltd.	1,853,906
121,800	(1)Consolidated Freightways Corp.	548,100
45,000	USFreightways Corp.	1,234,688

	Total	3,636,694

	Utilities—1.5%
126,100	UGI Corp.	2,789,963

	Total Common Stocks (identified cost $159,113,936)	164,205,487

Preferred Stocks—0.9%
	Consumer Staples—0.3%
151,300	(1)Craig Corp., Pfd., Class A	586,288

	Finance—0.6%
82,000	Price Enterprises, Inc., Cumulative Pfd., Series A, $1.40	1,153,125

	Total Preferred Stocks (identified cost $1,962,318)	1,739,413

(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND
Principal Amount		Value

Corporate Bond—0.2%
	Healthcare—0.2%
$ 600,000	Medaphis Corp., Company Guarantee, Series B, 9.50%, 2/15/2005 (identified cost $432,000)	$ 465,000

(2) U.S. Treasury Obligation—0.5%
950,000	United States Treasury Bill, 6/15/2000 (identified cost $948,781)	948,347

Shares or Principal Amount		Value

Closed-End Investment Company—0.4%
138,400	(1)Royce FocusTrust, Inc. (identified cost $643,560)	$ 700,650

(3) Repurchase Agreement—10.3%
$19,281,161	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	19,281,161

	Total Investments (identified cost $182,381,756)	$187,340,058

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Shares		Value in U.S. Dollars

Common Stocks—78.2%
	Argentina—1.3%
34,680	Banco de Galicia y Buenos Aires SA de CV, Class B, ADR	$ 520,200
20,000	Nortel Inversora SA, Class B, ADR	360,000
63,425	(1)PC Holdings SA, Class B, ADR	1,000,365
150,000	Siderca SA, Class A	279,036
25,000	Telecom Argentina SA, ADR	615,625

	Total	2,775,226

	Brazil—6.1%
20,000	Aracruz Cellulose, ADR	335,000
15,000	Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	450,000
40,000	Companhia Cervajaria Brahma, ADR	580,000
57,000	Companhia Vale Do Rio Doce	1,280,197
156,500,000	Embratel Participacoes SA	2,563,325
23,000	(1)Tele Centro Sul Participacoes SA, ADR	1,380,000
162,880	Tele Norte Leste Participacoes SA, ADR	3,196,520
19,000	(1)Telesp Celular Participacoes SA, ADR	719,625
90,000	Unibanco Uniao de Bancos Brasileiros SA, GDR	2,176,875

	Total	12,681,542

	Chile—1.6%
39,045	Banco de A. Edwards, ADR	551,511
15,800	Compania Cervecerias Unidas SA, ADR	351,550
47,000	Compania Telecomunicacion Chile, ADR	928,250
25,000	(1)Distribucion y Servicio D&S SA, ADR	460,938
20,000	Enersis SA, ADR	428,750
30,000	(1)Quinenco SA, ADR	303,750
10,578	Sociedad Quimica Y Minera De Chile, ADR	239,988

	Total	3,264,737

Shares		Value in U.S. Dollars

Common Stocks—continued
	Croatia—0.5%
40,000	(4)Pliva D.D., GDR	$ 464,088
33,250	(1)(4)Zagrebacka Banka, GDR	556,938

	Total	1,021,026

	Czech Republic—1.4%
24,100	(1)Ceske Radiokomunikace, GDR	1,060,400
115,710	Ceska Sporitelna AS	642,004
50,000	(1)SPT Telecom AS	935,484
250,000	(1)Unipetrol	345,806

	Total	2,983,694

	Egypt—0.9%
64,000	(1)Al-Ahram Beverages Co., GDR	1,142,400
50,000	(1)Commercial International Bank Egypt, GDR	525,000
22,000	Suez Cement Co., Class S, GDR	243,100

	Total	1,910,500

	Greece—1.9%
13,686	Alpha Bank AE	581,718
13,875	Commercial Bank of Greece	753,282
13,500	Hellenic Bottling Co., SA	217,633
1,170	Hellenic Technodomiki	28,519
42,188	Hellenic Telecommunication Organization SA	1,041,203
12,433	National Bank of Greece SA	585,455
20,000	(1)STET Hellas Telecommunications SA, ADR	420,000
10,400	Titan Cement Co.	429,948

	Total	4,057,758

	Hong Kong—7.5%
500,000	Amoy Properties Ltd.	296,769
117,000	CLP Holdings Ltd.	543,540
60,000	Cheung Kong (Holdings) Ltd.	548,622
300,000	(1)China Telecom (Hong Kong) Ltd.	2,242,613
340,000	Citic Pacific Ltd.	1,614,424
1,600,000	Cosco Pacific Ltd.	1,190,926
230,000	Dao Heng Bank Group Ltd.	932,722
172,900	HSBC Holdings PLC	1,908,229
100,000	Henderson Land Development Co. Ltd.	391,415
(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value in U.S. Dollars

Common Stocks—continued
	Hong Kong—continued
55,000	Hong Kong Electric Holdings Ltd.	$ 184,221
110,000	Hutchison Whampoa Ltd.	1,266,964
120,000	Johnson Electric Holdings Ltd.	885,495
348,000	Li & Fung Ltd.	1,491,636
20,000	Sun Hung Kai Properties Ltd.	121,659
200,000	Swire Pacific Ltd., Class A	1,152,427
125,000	Television Broadcasts Ltd.	810,100

	Total	15,581,762

	Hungary—2.3%
10,354	(1)Antenna Hungaria RT	316,450
15,000	(4)BorsodChem RT, GDR	495,000
15,000	Danubius Hotels RT	304,911
12,000	EGIS RT	518,079
50,000	Matav RT, ADR	1,706,250
18,000	OTP Bank RT, GDR	967,500
14,000	Pick Szeged RT	518,798

	Total	4,826,988

	India—2.3%
60,000	BSES Ltd., GDR	1,131,000
40,000	Gujarat Ambuja Cements Ltd., GDR	169,000
18,000	(4)Hindalco Industries Ltd., GDR	306,000
37,000	Indian Hotels Co. Ltd., GDR	161,875
24,500	Larsen & Toubro Ltd., GDR	219,888
55,000	Mahanagar Telephone Nigam Ltd., GDR	567,875
42,000	Ranbaxy Laboratories Ltd., GDR	703,500
65,000	(4)Reliance Industries Ltd., GDR	1,592,500

	Total	4,851,638

	Indonesia—1.0%
770,000	PT Daya Guna Samudera	58,029
225,000	PT Gudang Garam	292,174
1,742,115	PT Indah Kiat Pulp & Paper Corp.	282,778
517,500	PT Indosat	561,000
419,345	PT Semen Gresik	359,786
1,333,800	PT Telekomunikasi Indonesia	436,868

	Total	1,990,635

Shares		Value in U.S. Dollars

Common Stocks—continued
	Israel—2.7%
340,000	Bank Hapoalim Ltd.	$ 978,182
560,000	Bank Leumi Le-Israel	1,221,769
9,250	Koor Industries Ltd.	907,258
13,500	(1)NICE-Systems Ltd., ADR	794,813
10,000	ECI Telecommunications Ltd.	271,250
30,000	Teva Pharmaceutical Industries Ltd.	1,504,675

	Total	5,677,947

	Korea, Republic of—9.0%
50,375	Dongwon Securities	410,310
70,000	(1)(4)Housing & Commercial Bank, Korea, GDR	1,247,750
150,000	(1)Hyundai Engineering & Construction Co.	456,175
49,520	Kookmin Bank	530,493
50,500	(1)Korea Telecom Corp., ADR	1,868,500
122,000	Korean Air Co. Ltd.	767,968
25,000	LG Chemical Ltd.	486,941
43,118	(1)LG Electronics, Inc., GDR	597,400
12,069	LG Information & Communication Ltd.	703,090
7,500	Pohang Iron and Steel Co. Ltd.	581,341
20,000	SK Corp.	320,496
2,370	SK Telecom Co. Ltd.	807,835
37,660	SK Telecom Co. Ltd., ADR	1,508,754
27,875	Samsung Display Devices Co.	1,061,200
25,027	Samsung Electronics Co.	6,824,548
3,177	Samsung Fire & Marine Insurance	72,293
27,000	Ssangyong Oil Refining Co.	448,207

	Total	18,693,301

	Malaysia—7.4%
315,000	APM Automotive Holdings Berhad	1,301,447
540,000	Commerce Asset Holdings Berhad	1,548,947
245,000	Genting Berhad	915,526
820,000	Malayan Banking Berhad	3,495,789
150,000	Malaysian International Shipping Berhad	252,632
120,000	Malaysian Pacific Industries	1,350,000
200,000	New Straits Times	600,000
950,000	Public Bank Berhad	1,337,500
(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value in U.S. Dollars

Common Stocks—continued
	Malaysia—continued
360,000	Resorts World Berhad	$ 1,127,368
355,000	Tanjong PLC	999,605
165,000	Telekom Malaysia Berhad	603,553
500,000	Tenaga Nasional Berhad	1,828,947

	Total	15,361,314

	Mexico—9.5%
200,000	Alfa, SA de CV, Class A	545,741
600,000	Carso Global Telecom, Class A-1	1,359,621
370,299	Cemex SA de CV	1,569,195
60,000	Coca-Cola Femsa SA, ADR	911,250
500,000	Controladora Comercial Mexicana SA de CV	436,383
260,000	(1)Corporacion GEO, SA de CV, Class B	450,557
45,000	(1)Fomento Economico Mexicano, SA de CV, ADR	1,712,813
300,000	GPO Continental Sa	302,839
249,800	Grupo Carso SA de CV	761,745
600,000	Grupo Elektra, SA de CV	485,804
650,000	Grupo Financiero Banamex Accival, SA de CV, Class O	2,122,240
75,000	Grupo Mexico SA, Class B	255,521
35,000	Grupo Televisa SA, GDR	1,949,063
110,000	Telefonos de Mexico, Class L, ADR	5,355,625
800,000	Wal Mart de Mexico	1,549,526

	Total	19,767,923

	Peru—0.7%
29,246	Cementos Lima SA	379,784
722,353	Cervecer Backus & Johnston, Class T	226,830
45,000	Cia de Minas Buenaventura SA, Class B	340,037
48,721	Credicorp Ltd.	431,181

	Total	1,377,832

	Philippines—1.0%
3,500,000	Ayala Corp.	558,030
300,000	Bank of The Philippine Islands	573,271
48,500	Philippine Long Distance Telephone Co., ADR	854,813
5,100,000	Solid Group, Inc.	176,975

	Total	2,163,089

Shares		Value in U.S. Dollars

Common Stocks—continued
	Poland—2.0%
25,000	Bank Handlowy W. Warszawie	$ 379,977
6,500	Bank Slaski SA	349,033
54,756	(1)Budimex SA	353,827
75,000	Elektrim Spolka Akcyina SA	982,935
55,000	KGHM Polska Miedz SA	400,455
40,000	(1)Orbis SA	309,443
45,000	(4)Polski Koncern Naftowy SA, GDR	421,875
8,000	Softbank SA	342,207
50,000	(1)(4)Telekomunikacja Polska SA, GDR	348,750
50,000	WBK (Wielkopolski Bank Kreditowy SA)	267,349

	Total	4,155,851

	Romania—0.0%
266,478	(1)Terapia SA	13,001

	Russia—2.3%
702,000	Aeroflot	122,850
34,142	Kubanelectrosvyaz	413,972
35,000	Lukoil Holding Co., Class B, ADR	1,920,800
60,000	(1)Sun Interbrew Ltd., Class A	120,000
60,000	(4)Sun InterBrew Ltd., Class B	237,000
140,000	Surgutneftegaz	2,002,000
16,000	(1)Udmurt Telecom	15,600

	Total	4,832,222

	Slovakia—0.3%
275,000	(4)Slovakofarna AS, GDR	634,500

	South Africa—6.3%
75,000	ABSA Group Ltd.	274,390
20,000	(1)Anglo American PLC	868,867
70,504	Bidvest Group Ltd.	455,191
25,000	Coronation Holdings Ltd.	400,287
50,000	(1)DataTec Ltd.	322,812
70,000	De Beers Consolidated Mines, ADR	1,522,500
120,763	Dimension Data Holdings Ltd.	840,316
30,000	Impala Platinum Holdings Ltd.	1,002,869
40,901	Imperial Holdings Ltd.	302,210
(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value in U.S. Dollars

Common Stocks—continued
	South Africa—continued
100,000	Iscor Ltd.	$ 223,816
90,000	Johnnic Holdings Ltd.	1,131,133
19,790	Mobile Industries Ltd.	596
40,053	Mobile Industries Ltd., Class N	1,149
60,000	Nedcor Ltd.	1,144,907
800,000	Profurn Ltd.	436,154
1,300,000	(1)Sanlam Ltd.	1,402,583
100,000	Sappi Ltd.	746,055
100,000	Sasol Ltd.	654,950
225,000	(1)South African Breweries PLC	1,371,951

	Total	13,102,736

	Taiwan, Republic of China—3.3%
59,446	Advanced Semiconductor Engineering Inc., GDR	971,942
73,330	Asia Cement Corp., GDR	546,309
80,000	Asustek Computer, Inc., GDR	970,000
55,000	China Steel Corp., GDR	808,500
32,207	(1)GVC Corp., GDR	148,957
54,528	(1)Taiwan Semiconductor Manufacturing Co., ADR	1,925,520
38,016	(1)Uni-President Enterprises Co., GDR	273,715
76,146	(1)Yageo Corp., GDR	685,314
52,179	(1)Yang Ming Marine Transport, GDR	470,915

	Total	6,801,172

	Thailand—1.0%
65,000	BEC World Public Company Ltd.	397,908
100,000	Hana Microelectronics Co., Ltd.	765,208
103,600	Shinawatra Computer Co.	517,934
650,000	Thai Farmers Bank Co.	493,241

	Total	2,174,291

	Turkey—4.7%
47,443,828	Akbank T.A.S.	732,098
21,520,000	Aksigorta	463,153
2,200,000	Alcatel Teletas	544,952
8,500,000	Arcelik AS	552,262
35,000,000	Dogan Sirketler Grubu Holding AS	810,119
4,027,000	Ege Biracilik Ve Malt Sanayii AS	317,241
14,000,000	Erciyas Biracilik Ve Malt Sanayii	727,686

Shares		Value in U.S. Dollars

Common Stocks—continued
	Turkey—continued
17,240,000	Eregli Demir Ve Celik Fabrikalari T.A.S.	$ 798,083
105,750,000	Haci Omer Sabanci	1,356,980
13,490,936	Koc Holding AS	1,139,493
8,140,000	T IS Bankasi	228,076
2,500,000	Vestel Elektronik Sanayi Ve Ticaret AS	781,694
104,500,000	Yapi ve Kredi Bankasi AS	1,290,019

	Total	9,741,856

	Venezula—1.2%
50,000	Compania Anonima Nacional Telefonos de Venezuela, Class D, ADR	1,421,875
1,903,032	La Electricidad de Caracas	982,977
70,000	Mavesa SA, ADR	188,125

	Total	2,592,977

	Total Common Stocks (identified cost $136,623,398)	163,035,518

Preferred Stocks—4.0%
	Brazil—3.5%
50,000,000	Centrais Eletricas Brasileiras SA, Preference, Series B	846,343
55,251,630	Companhia Energetica de Minas Gerais, Preference	850,491
120,000,000	Companhia Paranaense de Energia-Copel, Preference, Series B	966,311
130,000,000	Gerdau SA , Preference	1,476,965
14,000,000	Petroleo Brasileiro SA, Preference	3,213,366
66,740	Telecomunicacoes de Minas Gerais, Preference, Series B	2,175
66,740	Telemig Celular Participacoes SA, Series C	1,459

	Total	7,357,110

	Russia—0.5%
8,000,000	Surgutneftegaz, Pfd.	1,060,000

	Total Preferred Stocks (identified cost $6,904,626)	8,417,110

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares or Principal Amount		Value in U.S. Dollars

Rights—0.0%
	Turkey—0.0%
11,000,000	(1)T IS Bankasi, Rights (identified cost $0)	$ 73,256

Warrants—0.0%
	Indonesia—0.0%
233,350	(1)PT Bank Pan Dagang Indonesia	27
163,544	(1)PT Indah Kiat Pulp & Paper Corp.	28,253

	Total	28,280

	Mexico—0.0%
23,000	(1)Cemex SA de CV	13,302

	Philippines—0.0%
500,000	(1)Belle Corp.	2,286

	Thailand—0.0%
9,375	(1)Thai Farmers Bank Co.	622

	Total Warrants (identified cost $20,508)	44,490

Convertible Bonds—0.0%
	Brazil—0.0%
$ 53,500	Companhia Vale Do Rio Doce, Conv. Deb., 12/12/2009	293

	South Africa—0.0%
3,781	Mobile Industries Ltd., Conv. Sub. Deb., 6.00%, 12/31/2049	4

	Total Corporate Bonds (identified cost $753)	297

Closed-End Investment Companies—8.8%
	Bulgaria—0.1%
65,000	Framlington Bulgaria Fund	211,250

Shares or Principal Amount		Value in U.S. Dollars

Closed-End Investment Companies—continued
	Channel Islands—0.2%
335	(1)First Hungary Fund Ltd.	$ 494,125

	India—1.4%
35,000	India Fund, Inc.	428,750
10,000	India I.T. Fund	570,000
175,000	(1)The Morgan Stanley India Investment Fund, Inc.	1,914,063

	Total	2,912,813

	Romania—0.2%
760	(1)Romania Investment Fund Ltd.	304,000

	South Africa—0.9%
40,000	ASA Ltd.	612,500
105,657	Southern Africa Fund, Inc.	1,287,695

	Total	1,900,195

	Taiwan, Republic of China—5.9%
90,000	Formosa Growth Fund Ltd.	2,522,700
550,000	ROC Taiwan Fund	4,925,625
251,100	Taiwan Fund, Inc.	4,786,594

	Total	12,234,919

	Ukraine—0.1%
6,667	(1)Societe Generale Ukraine Fund	263,347

	Total Closed-End Investment Companies (identified cost $18,529,893)	18,320,649

Open-End Investment Company—3.5%
7,218,557	Bank of New York Cash Reserve Fund (at cost)	7,218,557

(3) Repurchase Agreement—5.4%
$11,276,129	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	11,276,129

	Total Investments (identified cost $180,573,864)	$ 208,386,006

(See Notes to Portfolios of Investments)

WACHOVIA PERSONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Shares		Value

Common Stocks—93.7%
	Basic Materials—1.7%
153,436	Du Pont (E.I.) de Nemours & Co.	$ 7,518,364

	Capital Goods—7.5%
344,262	General Electric Co.	18,116,788
84,101	Honeywell, Inc.	4,599,273
169,033	United Technologies Corp.	10,215,932

	Total	32,931,993

	Communication Services—6.0%
134,205	AT&T Corp.	4,655,236
83,364	(1)Global Crossing Ltd.	2,089,310
307,488	(1)MCI Worldcom, Inc.	11,569,236
52,520	(1)NEXTEL Communications, Inc., Class A	4,864,665
65,955	Vodafone AirTouch PLC, ADR	3,021,563

	Total	26,200,010

	Consumer Cyclicals—5.9%
62,526	Circuit City Stores, Inc.	3,114,576
38,307	(1)Federated Department Stores, Inc.	1,474,819
21,771	Gannett Co., Inc.	1,409,672
66,699	Home Depot, Inc.	3,255,745
43,322	Lowe’s Cos., Inc.	2,017,181
48,741	Marriott International, Inc., Class A	1,766,861
33,364	McGraw-Hill Cos., Inc.	1,716,161
194,722	Wal-Mart Stores, Inc.	11,220,855

	Total	25,975,870

	Consumer Staples—8.8%
108,697	(1)AT&T Corp.—Liberty Media Group, Inc., Class A	4,816,636
80,336	CVS Corp.	3,494,616
57,110	(1)Clear Channel Communications, Inc.	4,276,111
126,785	Comcast Corp., Class A	4,801,982
209,832	(1)Kroger Co., Inc.	4,170,411
80,661	PepsiCo, Inc.	3,281,894
102,597	Time Warner, Inc.	8,098,751
93,260	(1)Viacom, Inc., Class B	5,782,120

	Total	38,722,521

Shares		Value

Common Stocks—continued
	Energy—5.3%
175,183	Exxon Mobil Corp.	$ 14,594,934
141,969	Royal Dutch Petroleum Co., ADR	8,864,189

	Total	23,459,123

	Finance—15.5%
234,060	American Express Co.	12,595,354
111,177	American International Group, Inc.	12,514,361
79,627	Chase Manhattan Corp.	5,947,142
261,387	Citigroup, Inc.	16,255,004
48,987	Fannie Mae	2,945,343
153,000	Freddie Mac	6,808,500
32,411	Marsh & McLennan Cos., Inc.	3,567,236
11,532	Merrill Lynch & Co., Inc.	1,137,343
145,826	Wells Fargo Co.	6,598,627

	Total	68,368,910

	Health Care—10.5%
121,486	Abbott Laboratories	4,942,962
154,988	Bristol-Myers Squibb Co.	8,534,027
93,960	Johnson & Johnson	8,409,420
98,565	Medtronic, Inc.	5,088,418
102,128	Merck & Co., Inc.	7,621,302
265,671	Pfizer, Inc.	11,838,964

	Total	46,435,093

	Technology—29.5%
400,060	(1)Cisco Systems, Inc.	22,778,416
131,765	(1)EMC Corp.	15,325,917
24,562	(1)I2 Technologies, Inc.	2,612,783
120,000	Intel Corp.	14,962,500
122,649	(1)JDS Uniphase Corp.	10,793,112
118,503	(1)Microsoft Corp.	7,413,844
173,036	Nokia Corp., ADR	8,997,872
127,783	Nortel Networks Corp.	6,940,214
213,503	(1)Sun Microsystems, Inc.	16,359,667
222,576	Texas Instruments, Inc.	16,081,116
65,427	(1)Veritas Software Corp.	7,622,246

	Total	129,887,687

(See Notes to Portfolios of Investments)

WACHOVIA PERSONAL EQUITY FUND

Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—3.0%
95,300	Duke Energy Corp.	$ 5,551,225
104,900	Enron Corp.	7,644,587

	Total	13,195,812

	Total Common Stocks (identified cost $228,083,168)	412,695,383

(2) U.S. Treasury Obligation—0.3%
$ 1,500,000	United States Treasury Bill, 6/15/2000 (identified cost $1,496,728)	1,496,728

Principal Amount		Value

(3) Repurchase Agreement—6.0%
$26,228,694	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	$ 26,228,694

	Total Investments (identified cost $255,808,590)	$ 440,420,805

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )
Shares		Value

Common Stocks—54.6%
	Basic Materials—2.0%
28,024	Alcoa, Inc.	$ 1,637,652
51,534	Du Pont (E.I.) de Nemours & Co.	2,525,166
65,689	Praxair, Inc.	2,758,938
57,601	Rohm & Haas Co.	1,965,634
98,678	Weyerhaeuser Co.	4,896,896

	Total	13,784,286

	Capital Goods—4.4%
198,798	General Electric Co.	10,461,745
90,075	Honeywell International, Inc.	4,925,977
70,237	Ingersoll-Rand Co.	3,200,173
38,576	(1)Sanmina Corp.	2,454,398
99,216	Tyco International Ltd.	4,669,353
84,914	United Technologies Corp.	5,131,990

	Total	30,843,636

	Communication Services—3.1%
131,514	(1)Global Crossing Ltd.	3,296,070
201,904	(1)MCI Worldcom, Inc.	7,596,638
30,611	(1)NEXTEL Communications, Inc., Class A	2,835,344
63,889	SBC Communications, Inc.	2,791,151
36,862	Sprint Corp.	2,230,151
61,052	(1)Sprint PCS Group	3,388,386

	Total	22,137,740

	Consumer Cyclicals—2.7%
36,112	Black & Decker Corp.	1,318,088
74,697	Circuit City Stores, Inc.	3,720,844
50,975	(1)Federated Department Stores, Inc.	1,962,537
91,362	Lowe’s Cos., Inc.	4,254,043
59,994	McGraw-Hill Cos., Inc.	3,085,941
78,890	Wal-Mart Stores, Inc.	4,546,036

	Total	18,887,489

	Consumer Staples—5.3%
54,321	(1)AT&T Corp.-Liberty Media Group, Inc., Class A	2,407,099
114,543	CVS Corp.	4,982,620
41,689	(1)Clear Channel Communications, Inc.	3,121,464
87,401	Comcast Corp., Class A	3,310,313
50,007	Kimberly-Clark Corp.	3,025,423

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
275,857	(1)Kroger Co., Inc.	$ 5,482,658
168,405	(1)Outback Steakhouse, Inc.	5,104,792
64,165	Time Warner, Inc.	5,065,025
82,921	(1)Viacom, Inc., Class B	5,141,102

	Total	37,640,496

	Energy—3.7%
62,694	BP Amoco PLC, ADR	3,408,986
151,703	Conoco, Inc., Class A	4,058,055
99,936	Exxon Mobil Corp.	8,325,918
84,559	Royal Dutch Petroleum Co., ADR	5,279,653
64,778	Schlumberger Ltd.	4,765,232

	Total	25,837,844

	Finance—8.5%
131,496	American Express Co.	7,076,128
22,542	American General Corp.	1,444,097
80,012	American International Group, Inc.	9,006,351
76,970	Bank of America Corp.	4,276,646
52,773	Bank of New York Co., Inc.	2,477,033
48,545	Chase Manhattan Corp.	3,625,705
192,764	Citigroup, Inc.	11,987,511
69,493	Freddie Mac	3,092,438
25,558	First Union Corp.	899,322
29,519	MBIA, Inc.	1,706,567
65,335	MBNA Corp.	1,821,213
22,370	Marsh & McLennan Cos., Inc.	2,462,098
25,666	Morgan Stanley, Dean Witter & Co.	1,846,348
44,349	SunTrust Banks, Inc.	2,649,853
130,632	Wells Fargo Co.	5,911,098

	Total	60,282,408

	Healthcare—5.9%
15,644	American Home Products Corp.	842,820
33,213	(1)Amgen, Inc.	2,113,177
80,919	Bristol-Myers Squibb Co.	4,455,602
6,628	Genentech, Inc.	711,681
25,761	Guidant Corp.	1,304,151
80,779	Johnson & Johnson	7,229,720
39,387	Lilly (Eli) & Co.	2,998,335
64,281	Medtronic, Inc.	3,318,507
78,586	Merck & Co., Inc.	5,864,480
167,297	Pfizer, Inc.	7,455,173
(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Shares or Principal Amount		Value

Common Stocks—continued
	Healthcare—continued
43,256	Warner-Lambert Co.	$ 5,282,639

	Total	41,576,285

	Technology—17.1%
337,822	(1)Cisco Systems, Inc.	19,234,740
99,404	(1)EMC Corp.	11,561,928
22,772	(1)I2 Technologies, Inc.	2,422,371
61,095	Intel Corp.	7,617,783
91,783	(1)JDS Uniphase Corp.	8,076,904
102,616	(1)Microsoft Corp.	6,419,913
104,582	(1)Network Appliance, Inc.	6,752,075
160,952	Nokia Oyj, Class A, ADR	8,369,504
109,373	Nortel Networks Corp.	5,940,321
44,212	RF Micro Devices, Inc.	4,642,260
28,545	SDL, Inc.	6,467,227
164,180	(1)Sun Microsystems, Inc.	12,580,292
143,392	Texas Instruments, Inc.	10,360,072
87,803	(1)Veritas Software Corp.	10,229,049

	Total	120,674,439

	Transportation—0.4%
136,381	Southwest Airlines Co.	2,616,810

	Utilities—1.5%
76,504	Duke Energy Corp.	4,456,358
84,247	Enron Corp.	6,139,500

	Total	10,595,858

	Total Common Stocks (identified cost $250,592,067)	384,877,291

Asset-Backed Securities—1.7%
$ 4,000,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	3,922,480
1,000,000	AT&T Universal Card Master Trust 1995-2, Class A, 5.95%, 10/17/2002	995,620
2,025,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	1,973,221
1,350,000	Chase Credit Card Master Trust, Class A, 6.30%, 4/15/2003	1,348,731
629,500	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.231%, 6/15/2031	567,366
Principal Amount		Value

Asset-Backed Securities—continued
$ 7,869,571	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 1.000%, 6/15/2031	$ 393,479
2,100,000	DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B, 6.46%, 1/10/2009	1,913,271
1,000,000	First Omni Bank Credit Card Master Trust, 1996-A, Class A, 6.65%, 9/15/2003	993,430
78,055	Prudential Home Mortgage Securities 1993-60, Class A1, 6.75%, 12/25/2023	77,640

	Total Asset-Backed Securities (identified cost $12,901,299)	12,185,238

Collateralized Mortgage Obligation—0.2%
1,510,000	First Union National Bank 2000-C1, Class A2, 7.841%, 3/15/2010	1,499,583

	Total Collateralized Mortgage Obligation (identified cost $1,517,483)	1,499,583

Corporate Bonds—13.9%
	Basic Materials—0.3%
1,365,000	Du Pont (E.I.) de Nemours & Co., Note, 6.75%, 10/15/2004	1,332,022
750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	724,733

	Total	2,056,755

	Communication Services—1.2%
2,500,000	AT&T Corp., Global Bond, 6.00%, 3/15/2009	2,182,300
680,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	568,772
1,000,000	New England Telephone & Telegraph, Note, 5.875%, 4/15/2009	861,450
3,980,000	New York Telephone Co., Deb., 6.00%, 4/15/2008	3,497,823
1,300,000	Southwestern Bell Telephone Co., MTN 7.00%, 8/26/2002	1,283,776

	Total	8,394,121

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Corporate Bonds—continued
	Consumer Cyclicals—0.7%
$ 3,000,000	Carnival Corp., Unsecd. Note, 7.05%, 5/15/2005	$ 2,826,240
2,000,000	Tribune Co., Note, 6.25%, 11/10/2026	1,959,580

	Total	4,785,820

	Consumer Durables—0.2%
1,450,000	DaimlerChrysler AG, Unsecd. Note, 7.40%, 1/20/2005	1,419,709

	Consumer Staples—0.7%
750,000	Archer-Daniels-Midland Co., Note, 6.625%, 5/1/2029	605,452
5,145,000	Coca Cola Enterprises, Inc., Deb, 6.75%, 1/15/2038	4,177,997

	Total	4,783,449

	Finance—6.8%
1,000,000	American General Finance Corp., Sr. Note, 6.52%, 6/23/2000	999,870
1,000,000	Associates Corp. of North America, Note, 6.00%, 12/1/2002	960,890
1,100,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	1,073,831
750,000	Bank of America Corp., Note, 6.625%, 6/15/2004	718,515
865,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	814,709
1,000,000	Bear Stearns Cos., Inc., Sr. Note, 6.50%, 7/5/2000	1,000,430
1,250,000	Bradley Operating Ltd. Partnership, Unsecd. Note, 8.875%, 3/15/2006	1,111,187
2,000,000	CIT Group, Inc., MTN, 6.375%, 10/1/2002	1,929,420
500,000	Caterpillar Financial Services Corp., Note, 7.96%, 1/26/2004	499,980
3,000,000	Chase Manhattan Corp., MTN, 5.15%, 12/15/2000	2,966,610
1,075,000	Commercial Credit Co., Deb., 8.70%, 6/15/2010	1,119,870
1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	950,950
1,000,000	Countrywide Home Loans, Inc., Company Guarantee, 6.05%, 3/1/2001	990,200
1,000,000	DaimlerChrysler North America Holding Corp., 6.63%, 9/21/2001	989,480

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 1,000,000	Distribution Financial Services RV Trust, 6.480%, 5/15/2016	$ 965,080
1,605,000	First Union National Bank, Charlotte, NC, Sub. Note, 6.18%, 2/15/2036	1,486,760
1,000,000	Ford Motor Credit Co., Note, 7.00%, 9/25/2001	988,790
1,650,000	General Motors Acceptance Corp., MTN, 7.48%, 2/28/2003	1,632,296
1,545,000	Goldman Sachs Group, Inc., Note, MTN, Series B, 7.35%, 10/1/2009	1,439,971
1,000,000	Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	896,380
1,500,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	1,428,900
1,295,000	Household Finance Corp., Note, 6.00%, 5/1/2004	1,201,242
1,000,000	KFW International Finance, Company Guarantee, 8.25%, 11/30/2004	1,018,367
1,500,000	KFW International Finance, Note, 7.00%, 3/1/2013	1,443,855
735,000	Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004	740,042
2,000,000	Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	1,926,440
1,000,000	Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	937,580
2,500,000	Merrill Lynch & Co., Inc., Bond, 6.00%, 7/15/2005	2,309,900
500,000	Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	488,070
1,000,000	Morgan Stanley Group, Inc., Note, 7.125%, 1/15/2003	986,340
750,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, Series I, 7.07%, 2/10/2014	676,530
750,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.75%, 11/1/2008	650,700
1,000,000	NationsBank Corp., MTN, Series B, 6.20%, 8/15/2003	957,070
1,000,000	NationsBank Corp., Sr. Note, 6.375%, 5/15/2005	940,290
2,500,000	NationsBank Corp., Sub. Note, 7.25%, 10/15/2025	2,185,775
(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 3,500,000	Norwest Financial, Inc., Sr. Note, 6.375%, 9/15/2002	$ 3,401,195
1,000,000	Norwest Financial, Inc., Sr. Note, 6.625%, 7/15/2004	955,860
2,380,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	2,034,710

	Total	47,818,085

	Real Estate—0.4%
1,679,288	Rosecliff Realty/General Services Administration, Note, 8.00%, 11/15/2008	1,672,729
1,250,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	1,145,538

	Total	2,818,267

	Technology—0.8%
4,250,000	Eastman Kodak Co., Note, 6.50%, 8/15/2001	4,196,237
1,500,000	Motorola, Inc., Sr. Deb., 6.50%, 9/1/2025	1,422,165

	Total	5,618,402

	Utilities—2.8%
1,750,000	General Electric Capital Corp., 6.81%, 11/3/2003	1,717,135
7,475,000	General Electric Capital Corp., 7.50%, 5/15/2005	7,473,505
2,750,000	General Electric Capital Corp., Note, 7.00%, 2/3/2003	2,722,638
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,627,775
3,060,000	National Fuel Gas Co., Note, 6.303%, 5/27/2008	2,843,995
1,500,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,354,590
1,500,000	Virginia Electric Power Co., 1st Ref. Mtg., Series B, 6.625%, 4/1/2003	1,447,170

	Total	20,186,808

	Total Corporate Bonds (identified cost $98,387,554)	97,881,416

Mortgage Backed Securities—15.0%
	Federal Home Loan Bank— 0.1%
1,000,000	5.40%, 3/1/2004	933,120

Principal Amount		Value

Mortgage Backed Securities—continued
	Federal Home Loan Mortgage Corporation—2.6%
$ 473,470	6.00%, 10/1/2000	$ 469,219
1,268,882	6.00%, 8/1/2013	1,182,040
1,000,000	6.25%, 10/15/2002	975,940
126,857	6.50%, 12/1/2008	122,576
30,237	6.50%, 2/1/2009	29,217
416,760	6.50%, 3/1/2009	401,065
33,693	6.50%, 4/1/2009	32,424
162,209	6.50%, 6/1/2009	156,100
169,953	6.50%, 7/1/2010	162,888
366,877	7.00%, 2/1/2023	351,486
5,000,000	7.00%, 6/1/2099	4,750,800
10,000,000	7.50%, 12/1/2099	9,721,900

	Total	18,355,655

	Federal National Mortgage Association—8.6%
3,000,000	5.125%, 2/13/2004	2,779,680
1,530,020	6.00%, 1/1/2013	1,428,167
604,354	6.00%, 12/1/2010	567,525
4,707,309	6.00%, 12/1/2012	4,393,943
1,035,812	6.00%, 4/1/2011	972,690
3,155,904	6.00%, 4/1/2013	2,945,815
1,900,234	6.00%, 7/1/2013	1,773,735
1,689,578	6.13%, 9/1/2008	1,542,370
993,205	6.50%, 1/1/2028	921,505
5,312,961	6.50%, 11/1/2029	4,924,424
11,933,706	6.50%, 2/1/2029	11,060,994
10,500,000	6.50%, 4/29/2009	9,641,940
2,237,067	6.50%, 7/1/2013	2,128,010
5,324,269	6.50%, 8/1/2029	4,934,905
487,883	6.54%, 12/1/2007	458,239
1,845,220	6.56%, 12/1/2007	1,734,967
1,639,586	7.00%, 2/25/2021	1,618,566
2,412,549	7.06%, 8/1/2006	2,332,766
2,525,000	7.125%, 2/15/2005	2,496,190
715,384	7.50%, 4/1/2007	709,868
398,845	7.50%, 9/1/2022	390,119
135,528	8.00%, 1/1/2023	135,273
110,379	8.00%, 6/1/2022	110,207
6,932	8.50%, 10/1/2024	7,010
152,463	8.50%, 12/1/2024	154,179
10,058	8.50%, 6/1/2024	10,171
124,080	8.50%, 7/1/2024	125,495
16,549	8.50%, 8/1/2016	16,774
7,540	10.50%, 6/1/2001	7,578

	Total	60,323,105

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND
Principal Amount		Value

Mortgage Backed Securities—continued
	Government National Mortgage Association—3.7%
$ 3,581,034	6.00%, 2/15/2029	$ 3,249,789
3,088,890	6.00%, 2/15/2029	2,803,167
2,964,507	6.00%, 2/15/2029	2,691,683
5,858,634	6.00%, 3/15/2029	5,316,710
585,162	6.50%, 10/15/2008	567,156
861,795	6.50%, 12/15/2012	822,204
812,387	6.50%, 2/15/2013	775,066
730,416	6.50%, 2/15/2013	698,840
690,640	6.50%, 2/15/2013	658,912
324,870	6.50%, 3/15/2024	305,885
1,972,873	6.50%, 4/15/2029	1,845,248
1,695,991	6.50%, 4/15/2029	1,586,278
570,763	7.00%, 12/20/2025	545,798
476,703	7.00%, 5/15/2023	459,570
1,042,323	7.00%, 8/15/2023	1,004,862
251,080	7.00%, 8/15/2023	242,056
278,258	7.50%, 3/15/2023	274,260
925,998	7.50%, 8/15/2027	909,497
390,180	8.00%, 10/15/2022	392,493
148,649	8.00%, 6/15/2023	149,438
133,484	9.00%, 1/15/2021	138,154
38,851	9.00%, 11/15/2016	40,344
66,238	9.00%, 11/15/2019	68,639
240,365	9.00%, 12/15/2019	249,076
47,222	9.00%, 3/15/2009	48,959
27,255	9.00%, 4/15/2021	28,208

	Total	25,872,292

	Total Mortgage Backed Securities (identified cost $114,386,282)	105,484,172

U.S. Government Agency—0.3%
	Tennessee Valley Authority—0.3%
2,200,000	Tennessee Valley Authority, Bond, 5.28%, 9/14/2001	2,144,648

	Total U.S. Government Agency (identified cost $2,200,000)	2,144,648

Principal Amount or Shares		Value

(2) U.S. Treasury Obligations—6.1%
	U.S. Treasury Bill—0.4%
$ 3,000,000	United States Treasury Bill, 6/15/2000	$ 2,994,780

	U.S. Treasury Bonds—4.9%
2,660,000	United States Treasury Bond, 6.125%, 11/15/2027	2,605,550
11,625,000	United States Treasury Bond, 6.375%, 8/15/2027	11,750,317
16,079,000	United States Treasury Bond, 7.125%, 2/15/2023	17,546,209
1,900,000	United States Treasury Bond, 8.125%, 8/15/2019	2,257,428

	Total	34,159,504

	U.S. Treasury Note—0.8%
6,210,000	United States Treasury Note, 5.875%, 11/15/2005	6,013,019

	Total U.S. Treasury Obligations (identified cost $43,346,227)	43,167,303

Closed-End Investment Companies—1.7%
44,000	2002 Target Term Trust, Inc.	588,500
338,501	Blackrock 2001 Term Trust, Inc.	3,025,353
30,600	Blackrock Advantage Term Trust	263,925
222,900	Blackrock Strategic Term Trust, Inc.	1,922,512
368,011	Blackrock Target Term Trust	3,542,106
55,900	RCM Strategic Global Government Fund	478,644
12,500	TCW/DW Term Trust 2002	111,719
124,800	TCW/DW Term Trust 2003	1,092,000
153,700	Templeton Global Income Fund	883,775

	Total Closed-End Investment Companies (identified cost $12,008,063)	11,908,534

(3) Repurchase Agreement—8.1%
$ 57,334,887	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	57,334,887

	Total Investments (identified cost $592,673,862)	$ 716,483,072

(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Principal Amount		Value

Asset-Backed Securities—6.8%
	Finance—6.8%
$11,575,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	$ 11,350,677
8,020,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	7,814,929
2,300,000	Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%, 8/15/2005	2,297,378
4,880,000	DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B, 6.46%, 1/10/2009	4,446,078
3,250,000	Distribution Financial Services Trust 1999-1, Class A5, 5.97%, 8/15/2013	3,107,747
1,000,000	Merrill Lynch Mortgage Investors, Inc., Class A2, 6.48%, 11/15/2026	898,330
640,000	PP&L Transition Bond Co. LLC, Class A7, 7.05%, 6/25/2009	620,595
5,000,000	Prime Credit Card Master Trust 1996-1, Class A, 6.70%, 7/15/2004	4,962,500
1,885,000	Providian Master Trust 2000-1, Class A, 7.49%, 8/17/2009	1,873,125

	Total Asset-Backed Securities (identified cost $38,525,615)	37,371,359

Collateralized Mortgage Obligations—3.5%
	Finance—3.5%
2,000,000	Commercial Mortgage Asset Trust 1999-C1, Class C, 7.35%, 8/17/2013	1,856,226
2,000,000	Criimi Mae CMBS Corp. 1998-1, Class A2, 6.01%, 2/20/2005	1,824,764
2,825,000	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.23%, 6/15/2031	2,546,161
33,421,387	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 1.254%, 6/15/2023	1,671,069
1,090,442	FSA Finance, Inc., Class A, 7.42%, 6/1/2007	1,078,957
3,600,000	First Union National Bank 2000- C1, Class A2, 7.841%, 3/15/2010	3,575,155

Principal Amount		Value

Collateralized Mortgage Obligations—continued
	Finance—continued
$ 5,000,000	Merrill Lynch Mortgage Investors, Inc. 1998—C1, Class A3, 6.72%, 11/15/2026	$ 4,276,900
2,000,000	Nomura Asset Securities Corp. 1998-D6, Class A3, 7.23%, 3/17/2028	1,816,284
27,004,050	Nomura Asset Securities Corp. 1998-D6, Class ACS1, 1.91%, 3/17/2028	564,385

	Total Collateralized Mortgage Obligations (identified cost $18,380,001)	19,209,901

Corporate Bonds—25.0%
	Banking & Finance—0.1%
500,000	First Colony Corp., Sr. Note, 6.625%, 8/1/2003	481,595

	Basic Materials—0.7%
240,000	Armstrong World Industries, Inc., Deb., 9.75%, 4/15/2008	261,953
1,405,000	Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	1,329,917
500,000	Du Pont (E.I.) de Nemours & Co., Sr. Note, 6.75%, 9/1/2007	475,955
1,000,000	Du Pont (E.I.) de Nemours & Co., Unsecd. Note, Series G, 6.47%, 9/26/2002	980,990
750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	724,733

	Total	3,773,548

	Capital Goods—1.0%
5,670,000	Ingersoll-Rand Co., Note, 6.13%, 11/18/2027	5,519,121

	Communication Services—1.2%
3,600,000	AT&T Corp., Global Note, 6.00%, 3/15/2009	3,142,512
3,500,000	Sprint Capital Corp., Company Guarantee, 6.88%, 11/15/2028	3,294,188

	Total	6,436,700

	Consumer Cyclicals—0.7%
500,000	General Motors Corp., Unsecd. Note, 7.10%, 3/15/2006	477,255
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Consumer Cyclicals—continued
$ 3,000,000	Tribune Co., Note, 6.25%, 11/10/2026	$ 2,939,370
500,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.75%, 5/15/2002	494,795

	Total	3,911,420

	Consumer Staples—0.6%
500,000	Anheuser-Busch Cos., Inc., Unsecd. Note, 6.90%, 10/1/2002	489,540
840,000	Archer-Daniels-Midland Co., Note, 6.625%, 5/1/2029	678,107
2,000,000	McDonald’s Corp., Note, 6.00%, 6/23/2002	1,941,300

	Total	3,108,947

	Finance—15.0%
1,000,000	American Express Co., Discount Note, 12/12/2000	961,895
1,340,000	BB&T Corp., Sub. Note, 7.25%, 6/15/2007	1,266,555
1,250,000	Bank of America Corp., Note, 6.625%, 6/15/2004	1,197,525
1,000,000	Bank of America Corp., Sub. Note, 6.625%, 8/1/2007	939,260
1,000,000	Bankers Trust Corp., Sr. Note, 6.75%, 10/3/2001	990,350
1,220,000	Bankers Trust Corp., Sub. Note, 7.25%, 10/15/2011	1,110,578
1,880,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	1,770,697
5,000,000	BankUnited Financial Corp., Note, 5.40%, 2/2/2004	4,638,000
1,975,000	Bear Stearns Cos., Inc., Sr. Note, 6.70%, 8/1/2003	1,891,339
2,250,000	Bradley Operating Ltd. Partnership, Unsecd. Note, 8.875%, 3/15/2006	2,000,137
1,000,000	Caterpillar Financial Services Corp., Note, 7.96%, 1/26/2004	999,960
2,500,000	Commercial Credit Co., Unsecd. Note, 7.375%, 4/15/2005	2,435,075
185,000	Deutsche Bank Financial, Inc., Bank Guarantee, 7.50%, 4/25/2009	176,372
5,000,000	Distribution Financial Services Trust, Series 1999-2, Class A4, 6.480%, 5/15/2013	4,825,400

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 755,000	First Union Corp., Sub. Deb., 6.824%, 8/1/2026	$ 713,399
800,000	General Motors Acceptance Corp., Sr. Note, 5.63%, 1/15/2003	757,312
3,115,000	Goldman Sachs Group, Inc., Note, MTN, Series B, 7.35%, 10/1/2009	2,903,242
3,000,000	Hanson Overseas B.V., Sr. Note, 7.375%, 1/15/2003	2,968,380
2,000,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	1,905,200
500,000	Household Finance Corp., 6.40%, 6/17/2008	441,020
3,000,000	IKON Capital Resources, Inc., Note, 6.94%, 5/21/2001	2,945,490
2,000,000	Inter-American Development Bank, Deb., 8.88%, 6/1/2009	2,183,580
2,145,000	International Lease Finance Corp., Note, 5.625%, 5/1/2002	2,064,584
4,915,000	Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004	4,948,717
7,000,000	Lehman Brothers Holdings, Inc., Sr. Note, 7.875%, 11/1/2009	6,709,710
1,000,000	Lehman Brothers Holdings, Inc., Sr. Note, 8.75%, 3/15/2005	1,006,360
1,375,000	Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,365,512
500,000	Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	448,460
2,000,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/17/2009	1,726,020
1,100,000	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,061,478
2,090,000	Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007	1,968,989
1,500,000	Morgan Stanley, Dean Witter & Co., Note, 7.07%, 2/10/2014	1,353,060
2,250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.75%, 11/1/2008	1,952,100
2,135,000	National Westminster Bank, PLC, Deb., 9.375%, 11/15/2003	2,233,915
2,000,000	Norwest Corp., Note, 6.75%, 6/15/2007	1,893,720
1,750,000	Norwest Financial, Inc., Sr. Note, 6.625%, 7/15/2004	1,672,755
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 2,000,000	Private Export Funding Corp., Unsecd. Note, Series I, 7.20%, 1/15/2010	$ 1,973,140
2,100,000	Salomon, Inc., Note, 6.375%, 10/1/2004	1,980,678
2,250,000	Simon Property Group, Inc., 6.875%, 10/27/2005	2,061,967
4,700,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	4,018,124
3,000,000	Xerox Capital Trust I, Company Guarantee, 8.00%, 2/1/2027	2,465,070

	Total	82,925,125

	Real Estate—0.8%
4,516,777	Rosecliff Realty/General Services Administration, Note, 8.00%, 11/15/2008	4,680,362

	Technology—1.7%
3,000,000	Electronic Data Systems Corp., Note, 7.125%, 10/15/2009	2,877,540
3,370,000	Motorola, Inc., Deb., 5.22%, 10/1/2097	2,031,267
5,000,000	Motorola, Inc., Sr. Deb., 6.50%, 9/1/2025	4,740,550

	Total	9,649,357

	Utilities—3.2%
500,000	GTE California, Inc., Deb., Series A, 5.625%, 2/1/2001	494,480
1,820,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	1,522,303
1,000,000	General Electric Capital Corp., 6.81%, 11/3/2003	981,220
3,750,000	General Electric Capital Corp., Note, 7.00%, 2/3/2003	3,712,687
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,627,775
5,000,000	National Fuel Gas Co., Note, 6.303%, 5/27/2008	4,647,050
1,135,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,024,973
3,000,000	SCANA Corp., Sr. Note, Series B, 6.25%, 7/8/2003	2,839,710

	Total	17,850,198

	Total Corporate Bonds (identified cost $147,935,624)	138,336,373

Principal Amount		Value

U.S. Government Agencies—46.8%
	Federal Farm Credit Bank—0.3%
$ 1,700,000	5.73%, 7/28/2003	$ 1,617,397

	Federal Home Loan Bank—1.7%
1,000,000	6.520%, 4/2/2003	976,870
4,300,000	5.765%, 6/11/2003	4,103,146
2,000,000	5.720%, 8/25/2003	1,900,620
500,000	5.500%, 1/21/2003	477,185
2,000,000	5.485%, 3/23/2004	1,870,000

	Total	9,327,821

	Federal Home Loan Mortgage—11.4%
6,578	12.50%, 7/1/2011	7,209
2,040	12.50%, 3/1/2014	2,229
1,614	12.50%, 2/1/2010	1,760
7,420	11.00%, 10/1/2015	7,909
791	11.00%, 10/1/2010	836
12,503	9.50%, 7/1/2016	13,003
729	9.50%, 2/1/2019	758
399	9.50%, 2/1/2019	415
814	9.00%, 1/1/2019	828
1,000	9.00%, 1/1/2019	1,020
797	8.50%, 8/1/2017	803
5,418	8.50%, 7/1/2017	5,445
5,540	8.25%, 10/1/2007	5,431
26,693	8.00%, 4/1/2009	26,142
720,382	8.00%, 2/1/2017	713,047
3,698	8.00%, 2/1/2009	3,492
7,302	8.00%, 12/1/2008	7,117
1,333	8.00%, 1/1/2019	1,318
394	8.00%, 1/1/2009	383
12,670	8.00%, 1/1/2008	12,445
22,517	7.50%, 9/1/2007	22,360
18,000,000	7.50%, 7/1/2026	17,516,340
95,034	7.50%, 2/1/2023	93,153
62,045	7.50%, 2/1/2023	60,817
185,484	7.50%, 2/1/2023	181,811
53,988	7.50%, 2/1/2023	52,919
46,929	7.50%, 2/1/2023	46,000
12,000,000	7.00%, 6/1/2025	11,401,920
434,356	7.00%, 6/1/2008	424,892
686,926	7.00%, 2/1/2023	658,110
4,942,672	7.00%, 10/1/2029	4,695,539
19,851,058	7.00%, 1/1/2030	18,858,505
148,559	7.00%, 1/1/2023	142,327
1,564,221	6.50%, 8/1/2013	1,488,450
102,146	6.50%, 7/1/2008	98,700
203,389	6.50%, 6/1/2008	196,527
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Federal Home Loan Mortgage—continued
$ 67,255	6.50%, 6/1/2008	$ 64,986
10,532	6.50%, 6/1/2008	10,218
364,122	6.50%, 6/1/2008	351,837
386,134	6.50%, 5/1/2008	373,106
409,210	6.50%, 4/1/2009	393,799
1,114,277	6.50%, 11/1/2011	1,065,171
1,000,000	6.05%, 9/15/2022	958,750
250,939	6.00%, 10/1/2000	248,686
3,000,000	5.75%, 7/15/2003	2,860,320

	Total	63,076,833

	Federal National Mortgage Association—23.6%
173	12.50%, 9/1/2013	191
188	9.50%, 7/1/2016	196
1,279	9.50%, 7/1/2016	1,338
293	9.00%, 1/1/2017	301
148	8.50%, 2/1/2019	149
18,600	8.00%, 9/1/2009	18,557
1,101,368	8.00%, 7/1/2025	1,096,896
30,807	8.00%, 6/1/2022	30,759
1,979	8.00%, 11/1/2008	1,973
4,008	8.00%, 1/1/2009	3,999
160,506	7.50%, 6/1/2023	156,944
245,714	7.50%, 6/1/2023	240,261
659,619	7.50%, 5/1/2026	643,333
325,174	7.50%, 4/1/2007	322,667
408,877	7.50%, 12/1/2022	399,804
618,201	7.50%, 1/1/2023	604,675
183,327	7.50%, 1/1/2023	179,372
237,608	7.50%, 1/1/2023	232,336
88,215	7.50%, 1/1/2023	86,258
70,104	7.50%, 1/1/2023	68,570
2,427,780	7.16%, 1/1/2010	2,341,787
3,536,132	7.10%, 12/1/2006	3,423,828
4,901,506	7.00%, 8/1/2029	4,651,823
2,459,379	7.00%, 2/25/2021	2,427,850
2,186,360	7.00%, 11/1/2028	2,079,097
14,845,449	7.00%, 10/1/2029	14,089,222
4,371,146	6.935%, 4/1/2004	4,239,796
6,247,090	6.90%, 4/1/2006	6,002,043
2,029,635	6.50%, 9/1/2012	1,935,764
2,337,454	6.50%, 9/1/2012	2,229,347
822,263	6.50%, 8/1/2013	782,178
1,000,000	6.50%, 7/29/2002	982,340
1,608,183	6.50%, 7/1/2013	1,529,785

Principal Amount		Value

U.S. Government Agencies—continued
	Federal National Mortgage Association—continued
$ 6,477,908	6.50%, 7/1/2013	$ 6,162,110
28,631,749	6.50%, 1/1/2029	26,537,910
2,400,000	6.50%, 1/25/2014	2,244,000
2,798,609	6.50%, 1/1/2029	2,593,947
2,211,995	6.50%, 1/1/2028	2,052,311
2,514,640	6.49%, 6/1/2009	2,300,201
2,752,606	6.47%, 7/1/2009	2,514,754
2,936,326	6.29%, 4/1/2008	2,714,202
982,066	6.20%, 9/1/2008	900,086
2,494,921	6.10%, 8/1/2008	2,274,726
3,414,316	6.10%, 3/1/2008	3,124,695
3,382,018	6.00%, 8/1/2013	3,144,194
8,536,079	6.00%, 7/1/2013	7,967,832
2,519,517	6.00%, 7/1/2013	2,351,793
1,652,333	6.00%, 6/1/2013	1,542,337
9,862,205	6.00%, 4/1/2013	9,205,678
1,161,021	6.00%, 4/1/2011	1,090,268
761,684	6.00%, 1/1/2009	723,181

	Total	130,247,664

	Government National Mortgage Association—9.3%
6,292	11.00%, 9/15/2015	6,862
106	11.00%, 11/15/2015	116
998	11.00%, 11/15/2015	1,090
529	10.50%, 8/15/2017	567
149	10.50%, 11/15/2000	150
90	10.50%, 11/15/2000	91
213	10.50%, 10/15/2000	215
21,909	9.50%, 9/15/2020	22,977
6,276	9.50%, 9/15/2017	6,590
2,515	9.50%, 7/15/2021	2,638
1,358	9.50%, 7/15/2018	1,425
1,705	9.50%, 7/15/2016	1,791
1,664	9.50%, 7/15/2016	1,748
8,652	9.50%, 6/15/2020	9,073
34,273	9.50%, 6/15/2020	35,943
15,616	9.50%, 6/15/2016	16,402
848	9.50%, 5/15/2016	891
1,042	9.50%, 5/15/2016	1,094
4,326	9.50%, 5/15/2016	4,543
3,767	9.50%, 4/15/2020	3,950
10,993	9.50%, 4/15/2020	11,529
15,101	9.50%, 12/15/2020	15,837
80,027	9.50%, 12/15/2016	84,053
2,240	9.50%, 12/15/2016	2,353
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 13,600	9.50%, 11/15/2020	$ 14,263
9,303	9.50%, 10/15/2020	9,756
6,276	9.50%, 10/15/2020	6,582
39,669	9.50%, 10/15/2020	41,603
7,899	9.50%, 10/15/2017	8,294
16,114	9.00%, 9/15/2022	16,678
137,469	9.00%, 9/15/2020	142,279
88,931	9.00%, 9/15/2019	92,154
18,113	9.00%, 9/15/2016	18,809
12,857	9.00%, 9/15/2016	13,352
1,010	9.00%, 9/15/2016	1,049
11,839	9.00%, 9/15/2016	12,294
8,105	9.00%, 9/15/2016	8,417
40,735	9.00%, 8/15/2021	42,160
5,648	9.00%, 8/15/2020	5,846
653	9.00%, 8/15/2016	678
63	9.00%, 8/15/2016	65
4,174	9.00%, 7/15/2022	4,320
67,937	9.00%, 7/15/2021	70,314
14,352	9.00%, 7/15/2021	14,854
57,598	9.00%, 7/15/2021	59,614
7,989	9.00%, 7/15/2018	8,276
180	9.00%, 7/15/2017	187
1,358	9.00%, 7/15/2016	1,410
6,400	9.00%, 7/15/2016	6,646
9,853	9.00%, 7/15/2016	10,232
9,863	9.00%, 6/15/2018	10,217
2,290	9.00%, 6/15/2017	2,377
6,242	9.00%, 6/15/2017	6,480
3,044	9.00%, 6/15/2016	3,161
11,809	9.00%, 6/15/2016	12,263
57,527	9.00%, 5/15/2022	59,540
7,244	9.00%, 5/15/2017	7,520
10,689	9.00%, 5/15/2016	11,100
5,263	9.00%, 5/15/2016	5,465
5,001	9.00%, 5/15/2016	5,193
59,358	9.00%, 4/15/2022	61,435
1,919	9.00%, 4/15/2018	1,988
117,938	9.00%, 3/15/2020	122,065
118,682	9.00%, 3/15/2017	123,206
64,200	9.00%, 2/15/2021	66,446
10,839	9.00%, 2/15/2020	11,218
63,454	9.00%, 2/15/2017	65,873
8,035	9.00%, 12/15/2019	8,327
2,052	9.00%, 12/15/2016	2,131
50,335	9.00%, 11/15/2020	52,096

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 7,709	9.00%, 11/15/2020	$ 7,978
16,275	9.00%, 11/15/2020	16,845
2,250	9.00%, 11/15/2019	2,332
18,421	9.00%, 11/15/2016	19,129
21,218	9.00%, 11/15/2016	22,033
28,881	9.00%, 10/15/2020	29,891
20,936	9.00%, 10/15/2019	21,695
266	9.00%, 10/15/2016	276
16,492	9.00%, 10/15/2016	17,126
29,373	9.00%, 10/15/2016	30,502
12,082	9.00%, 10/15/2016	12,546
22,970	9.00%, 1/15/2021	23,774
47,696	9.00%, 1/15/2021	49,365
5,820	9.00%, 1/15/2021	6,023
23,733	9.00%, 1/15/2021	24,564
17,136	9.00%, 1/15/2021	17,735
10,558	9.00%, 1/15/2021	10,927
14,259	9.00%, 1/15/2020	14,758
42,990	9.00%, 1/15/2017	44,629
2,231	9.00%, 1/15/2017	2,316
12,583	9.00%, 1/15/2017	13,062
5,375	9.00%, 1/15/2017	5,546
132,375	9.00%, 1/15/2017	137,421
18,669	9.00%, 1/15/2017	19,380
266,668	8.50%, 9/15/2022	272,002
348,089	8.50%, 9/15/2022	355,051
602	8.50%, 9/15/2017	617
1,847	8.50%, 7/15/2016	1,893
16,597	8.50%, 6/15/2022	16,929
3,227	8.50%, 6/15/2017	3,307
42,716	8.50%, 6/15/2016	43,785
3,219	8.50%, 6/15/2016	3,300
7,405	8.50%, 6/15/2016	7,590
41,739	8.50%, 5/15/2022	42,573
16,739	8.50%, 5/15/2021	17,063
14,280	8.50%, 5/15/2016	14,638
2,984	8.50%, 4/15/2022	3,044
27,061	8.50%, 12/15/2021	27,585
192,680	8.50%, 11/15/2022	196,534
31,234	8.50%, 11/15/2021	31,839
12,568	8.50%, 11/15/2021	12,811
40,888	8.50%, 11/15/2021	41,680
84,705	8.00%, 9/15/2022	85,208
95,933	8.00%, 9/15/2022	96,502
176,714	8.00%, 9/15/2022	177,762
627,629	8.00%, 6/15/2023	630,962
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 6,480	8.00%, 6/15/2017	$ 6,539
6,954	8.00%, 6/15/2004	7,004
197,053	8.00%, 5/15/2022	198,222
70,229	8.00%, 4/15/2022	70,645
430,568	8.00%, 4/15/2017	434,469
5,774	8.00%, 2/15/2017	5,826
119,063	7.50%, 8/15/2022	117,408
47,131	7.50%, 3/15/2023	46,454
92,076	7.50%, 2/15/2023	90,753
89,201	7.50%, 2/15/2023	87,919
79,811	7.50%, 2/15/2022	78,702
70,485	7.50%, 2/15/2022	69,506
110,585	7.50%, 12/15/2022	109,048
38,469	7.50%, 12/15/2022	37,934
82,855	7.50%, 12/15/2022	81,703
79,778	7.50%, 12/15/2022	78,669
90,473	7.50%, 11/15/2022	89,215
102,141	7.50%, 10/15/2022	100,721
527,631	7.50%, 1/15/2024	519,716
4,878,496	7.00%, 9/15/2029	4,678,770
540,856	7.00%, 6/15/2023	521,418
527,234	6.50%, 5/15/2011	505,865
864,549	6.50%, 5/15/2009	834,903
2,072,289	6.50%, 4/15/2024	1,951,185
3,418,253	6.50%, 3/15/2029	3,197,126
649,741	6.50%, 3/15/2024	611,770
3,312,676	6.50%, 11/20/2027	3,087,016
9,414,504	6.50%, 1/15/2029	8,805,480
920,930	6.00%, 5/15/2009	874,248
5,820,656	6.00%, 3/15/2029	5,282,246
3,557,822	6.00%, 2/15/2029	3,228,723
3,068,867	6.00%, 2/15/2029	2,784,997
2,945,290	6.00%, 2/15/2029	2,674,235
6,684,260	6.00%, 1/15/2029	6,072,249

	Total	51,453,373

Sovereign Agency—0.5%
$ 1,000,000	Israel AID, 5.625%, 9/15/2003	$ 952,830
1,590,000	Israel AID, 6.125%, 3/15/2003	1,544,971

	Total	2,497,801

	Total U.S. Government Agencies (identified cost $272,995,081)	258,220,889

Principal Amount or Shares		Value

U.S. Treasury Obligations—13.0%
	United States Treasury Notes—0.6%
$ 1,550,000	(2)5.75%, 8/15/2003	$ 1,508,584
1,500,000	(2)5.875%, 11/15/2005	1,452,420
250,000	7.50%, 11/15/2001	252,382

	Total	3,213,386

	United States Treasury Bonds—12.4%
13,195,000	6.375%, 8/15/2027	13,337,242
40,100,000	6.75%, 8/15/2026	42,362,041
10,720,000	8.00%, 11/15/2021	12,737,290

	Total	68,436,573

	Total U.S. Treasury Obligations (identified cost $73,216,171)	71,649,959

Closed-End Investment Companies—8.0%
265,250	2002 Target Term Trust, Inc.	3,547,719
780,100	Blackrock 2001 Term Trust, Inc.	6,972,144
28,400	Blackrock Advantage Term Trust	244,950
570,900	Blackrock Strategic Term Trust, Inc.	4,924,012
1,505,700	Blackrock Target Term Trust, Inc.	14,492,362
3,200	Nations Government Income Term Trust 2003	27,200
1,201,800	RCM Strategic Global Government Fund	10,290,412
14,400	TCW/DW Term Trust 2002	128,700
58,400	TCW/DW Term Trust 2003	511,000
496,300	Templeton Global Income Fund	2,853,725

	Total Closed-End Investment Companies (identified cost $44,212,525)	43,992,224

(3) Repurchase Agreement—1.3%
$ 7,351,574	Goldman Sachs Group, LP, 6.36%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	7,351,574

	Total Investments (identified cost $602,616,591)	$576,132,279

(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Principal Amount		Value

Asset-Backed Securities—6.3%
	Finance—6.3%
$ 2,000,000	AT&T Universal Card Master Trust 1995-2, Class A, 5.950%, 10/17/2002	$ 1,991,240
760,000	DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B, 6.460%, 1/10/2009	692,422
1,135,000	Discover Card Master Trust I 1998-7, Class A, 5.600%, 5/16/2006	1,072,212
1,475,000	Distribution Financial Services Trust 1999-1, Class A5, 5.970%, 8/15/2013	1,410,439
100,000	MBNA Master Credit Card Trust II 1995-D, Class A, 6.050%, 6/15/2000	99,968
1,000,000	Merrill Lynch Mortgage Investors, Inc., 1998-C1, Class A2, 6.480%, 11/15/2026	898,330
2,140,000	Premier Auto Trust 1998-1, Class A4, 5.700%, 10/6/2002	2,108,563

	Total Asset-Backed Securities (identified cost $7,061,074)	8,273,174

Collateralized Mortgage Obligations—2.1%
1,000,000	(4)FSA Finance, Inc., Class B, 7.780%, 6/1/2007	991,251
1,600,000	First Union National Bank 2000- C1 A2, Class A2, 7.841%, 3/15/2010	1,588,958
7,799,857	Nomura Asset Securities Corp. 1998-D6, Class ACS, 1.650%, 3/17/2028	163,017

	Total Collateralized Mortgage Obligations (identified cost $2,764,332)	2,743,226

Corporate Bonds—37.4%
	Banking—0.4%
500,000	Dresdner Bank AG, Frankfurt, Sub. Note, 6.625%, 9/15/2005	474,815

	Basic Materials—1.3%
750,000	Du Pont (E.I.) de Nemours & Co., Unsecd. Note, 6.750%, 10/15/2002	738,037
1,000,000	Monsanto Co., Note, 6.000%, 7/1/2000	1,000,130

	Total	1,738,167

Principal Amount		Value

Corporate Bonds—continued
	Communication Services—0.6%
$ 900,000	AT&T Corp., Global Bond, 6.000%, 3/15/2009	$ 785,628

	Consumer Cyclicals—2.9%
750,000	Coca Cola Enterprises, Inc., 5.750%, 11/1/2008	645,502
1,000,000	Ford Motor Co., Note, 7.250%, 10/1/2008	946,020
1,400,000	Hasbro, Inc., 5.600%, 11/1/2005	1,268,764
1,000,000	Wal-Mart Stores, Inc., Note, 5.875%, 10/15/2005	928,810

	Total	3,789,096

	Consumer Durables—0.5%
650,000	DaimlerChrysler AG, Gtd. Note, 7.400%, 1/20/2005	636,421

	Finance—10.6%
1,000,000	BankBoston, N.A., Sub. Note, 6.500%, 12/19/2007	919,220
450,000	Bradley Operating Ltd. Partnership, Unsecd. Note, 8.875%, 3/15/2006	400,027
1,000,000	CIGNA Corp., Note, 7.400%, 5/15/2007	952,240
2,350,000	Ford Motor Credit Co., Unsecd. Note, 6.250%, 11/8/2000	2,340,013
750,000	General Electric Capital Corp., MTN, 5.500%, 4/15/2002	724,958
1,000,000	General Electric Capital Corp., MTN, 5.960%, 5/14/2001	988,630
1,000,000	General Electric Capital Corp., MTN, 7.000%, 2/3/2003	990,050
1,000,000	J.P. Morgan & Co., Inc., MTN, 6.000%, 1/15/2009	866,860
1,000,000	J.P. Morgan & Co., Inc., Sub. Note, 7.625%, 9/15/2004	993,680
1,000,000	Pitney Bowes Credit Corp., MTN, 6.780%, 7/16/2001	999,900
2,100,000	Southern National Corp., Sub. Note, 7.050%, 5/23/2003	2,047,500
1,000,000	State Street Boston Corp., 5.950%, 9/15/2003	949,470
1,000,000	Union Planters Corp., Sub. Note, 6.500%, 3/15/2018	854,920

	Total	14,027,468

(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Financial Services—14.6%
$ 2,000,000	CIT Group, Inc., Sr. Note, 5.80%, 3/26/2002	$ 1,929,120
2,000,000	Countrywide Home Loans, Inc., Company Guarantee, MTN, 6.050%, 3/1/2001	1,980,400
3,180,000	First Union Corp., Note, 6.180%, 2/15/2036	2,945,729
1,500,000	First Union Corp., Note, 6.625%, 6/15/2004	1,429,125
2,000,000	Fleet Credit Card LLC, Sub. Note, 7.000%, 8/1/2003	1,954,980
790,000	Goldman Sachs Group, Inc., Note, MTN, 7.350%, 10/1/2009	736,296
1,000,000	KFW International Finance, Company Guarantee, 8.250%, 11/30/2004	1,018,367
1,000,000	Lehman Brothers Holdings, Inc., Bond, 7.000%, 5/15/2003	963,220
1,000,000	Lehman Brothers Holdings, Inc., Note, 7.375%, 5/15/2004	962,780
500,000	McDonnell Douglas Finance Corp., MTN, 6.830%, 5/21/2001	495,935
1,000,000	Merrill Lynch & Co., Inc., MTN, Series B, 5.710%, 1/15/2002	970,300
1,000,000	Merrill Lynch & Co., Inc., Note, 6.000%, 2/12/2003	959,440
1,000,000	Merrill Lynch & Co., Inc., Note, 6.000%, 7/15/2005	923,960
1,000,000	Norwest Financial, Inc., Sr. Note, Series 2002, 7.875%, 2/15/2002	1,001,910
1,000,000	Salomon, Inc., Sr. Note, 7.300%, 5/15/2002	991,430

	Total	19,262,992

	Health Care—0.7%
1,000,000	Bristol-Myers Squibb Co., Deb., 7.150%, 6/15/2023	958,700

	Real Estate—0.3%
450,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	412,394

	Recreation—2.3%
3,250,000	Disney (Walt) Co., Bond, Series B, 6.750%, 3/30/2006	3,094,910

	Retail—0.2%
265,000	Archer-Daniels-Midland Co., Note, 6.625%, 5/1/2029	213,927

Principal Amount		Value

Corporate Bonds—continued
	Technology—0.4%
$ 500,000	First Data Corp., MTN, 6.610%, 6/9/2000	$ 499,990

	Transportation—1.5%
1,000,000	Burlington Northern, Inc., Equipment Trust, Series 96AA, 7.460%, 9/24/2011	963,432
1,000,000	CSX Corp., Deb., 7.050%, 5/1/2002	977,630

	Total	1,941,062

	Utilities—1.1%
730,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.750%, 11/1/2008	633,348
1,000,000	SCANA Corp., MTN, Series B, 7.440%, 10/19/2004	998,610

	Total	1,631,958

	Total Corporate Bonds (identified cost $52,863,967)	49,467,528

U.S. Government Agencies—33.6%
	Federal Farm Credit—0.8%
1,080,000	5.750%, 9/1/2005	999,508

	Federal Home Loan Bank System—4.8%
1,000,000	5.280%, 1/6/2004	931,870
1,000,000	5.575%, 2/17/2009	871,250
2,000,000	6.250%, 8/13/2004	1,911,880
1,500,000	6.405%, 4/10/2001	1,492,740
1,030,000	8.090%, 12/28/2004	1,054,627

	Total	6,262,367

	Federal Home Loan Mortgage Corporation—3.2%
2,463,462	7.000%, 7/1/2029	2,340,289
2,000,000	7.000%, 6/1/2099	1,900,320

	Total	4,240,609

	Federal National Mortgage Association—20.1%
1,000,000	6.240%, 9/7/2000	998,910
2,000,000	5.460%, 11/3/2003	1,885,940
2,958,000	5.125%, 2/13/2004	2,740,764
3,031,481	6.500%, 7/1/2013	2,883,697
3,360,414	6.000%, 8/1/2013	3,124,109
3,453,477	6.500%, 8/1/2028	3,204,170
6,858,452	6.500%, 2/1/2029	6,356,893

(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Federal National Mortgage Association—continued
$ 1,500,000	6.710%, 7/24/2001	$ 1,489,215
1,454,529	6.740%, 1/1/2004	1,406,499
2,652,371	7.000%, 9/1/2027	2,522,246

	Total	26,612,443

	Government National Mortgage Association—4.3%
1,444,808	6.000%, 2/15/2029	1,311,163
1,246,247	6.000%, 2/15/2029	1,130,969
1,196,063	6.000%, 2/15/2029	1,085,989
2,363,731	6.000%, 3/15/2029	2,145,086

	Total	5,673,207

	Sovereign Agency—0.4%
600,000	Israel AID, Note, Series 3-C, 6.600%, 2/15/2008	579,618

	Total U.S. Government Agencies (identified cost $46,723,345)	44,367,752

U.S. Treasury Obligations—13.2%
	United States Treasury Bond—0.6%
675,000	United States Treasury Bond, 7.250%, 5/15/2016	730,796

	(2)United States Treasury
	Notes—12.6%
1,000,000	United States Treasury Note, 5.250%, 5/15/2004	952,970
1,000,000	United States Treasury Note, 5.625%, 5/15/2008	948,910
335,000	United States Treasury Note, 5.75%, 8/15/2003	326,049
455,000	United States Treasury Note, 5.875%, 11/30/2001	449,240
1,000,000	United States Treasury Note, 5.875%, 9/30/2002	981,560

Principal Amount or Shares		Value

U.S. Treasury Obligations—continued
	(2)United States Treasury Notes—continued
$ 2,000,000	United States Treasury Note, 6.250%, 2/15/2003	$ 1,976,240
3,705,000	United States Treasury Note, 6.375%, 8/15/2002	3,677,805
680,000	United States Treasury Note, 6.500%, 5/31/2002	676,811
900,000	United States Treasury Note, 6.500%, 8/15/2005	896,058
1,500,000	United States Treasury Note, 6.875%, 5/15/2006	1,521,795
4,150,000	United States Treasury Note, 7.000%, 7/15/2006	4,238,188

	Total	16,645,626

	Total U.S. Treasury Obligations (identified cost $17,752,768)	17,376,422

Closed-End Investment Companies—5.8%
26,155	2002 Target Term Trust, Inc.	349,823
235,965	Blackrock 2001 Term Trust, Inc.	2,108,937
155,667	Blackrock Strategic Term Trust, Inc.	1,342,628
130,905	Blackrock Target Term Trust, Inc.	1,259,961
23,100	Hyperion 2002 Term Trust	184,800
50,000	TCW/DW Term Trust 2002	446,875
228,550	TCW/DW Term Trust 2003	1,999,813

	Total Closed-End Investment Companies (identified cost $7,723,483)	7,692,837

(3) Repurchase Agreement—2.0%
$2,681,581	Goldman Sachs Group, LP, 6.360%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	2,681,581

	Total Investments (identified cost $137,570,550)	$ 132,602,520

(See Notes to Portfolios of Investments)

WACHOVIA SHORT TERM FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Principal Amount		Value

Asset-Backed Securities—2.1%
$ 1,000,000	Distribution Financial Services RV Trust, Series 1999-2, Class A4, 6.480%, 10/15/2013 (identified cost $999,781)	$ 965,080

Collateralized Mortgage Obligations—2.6%
	Finance—2.6%
1,090,442	(4)FSA Finance, Inc., Class A, 7.420%, 6/1/2007	1,078,957
145,010	Federal National Mortgage Association, Series 1993-137, Class B, 5.85%, 7/25/2000	144,285

	Total Collateralized Mortgage Obligations (identified cost $1,225,435)	1,223,242

Corporate Bonds—39.9%
	Consumer Durables—7.4%
2,500,000	DaimlerChrysler AG, Note, 7.125%, 3/1/2002	2,479,500
1,000,000	DaimlerChrysler AG, GTD Note, 7.400%, 1/20/2005	979,110

	Total	3,458,610

	Finance—16.7%
2,000,000	Deere (John) Capital Corp., MTN, 6.750%, 3/7/2001	1,987,840
2,000,000	Ford Motor Credit Co., Note, 5.750%, 2/23/2004	1,861,360
1,000,000	General Electric Capital Corp., MTN, 7.000%, 2/3/2003	990,050
1,000,000	Household Finance Corp., MTN, 6.125%, 7/15/2002	962,260
2,000,000	Merrill Lynch & Co., Inc., MTN, 6.020%, 5/11/2001	1,971,060

	Total	7,772,570

Principal Amount		Value

Corporate Bonds—continued
	Technology—15.8%
$1,945,000	BellSouth Telecommunications, Inc., 6.000%, 6/15/2002	$ 1,892,738
1,500,000	Eastman Kodak Co., 6.500%, 8/15/2001	1,481,025
1,000,000	First Data Corp., 6.625%, 4/1/2003	976,440
3,000,000	Xerox Corp., 5.750%, 7/21/2000	2,994,258

	Total	7,344,461

	Total Corporate Bonds (identified cost $18,759,142)	18,575,641

Government Agencies—20.8%
	Federal Home Loan Bank—12.3%
6,000,000	5.735%, 7/22/2003	5,711,220

	Federal National Mortgage Association—8.5%
4,233,819	6.000%, 9/1/2013	3,936,097

	Total U.S. Government Agencies (identified cost $10,191,558)	9,647,317

U.S. Treasury Obligations—25.7%
	United States Treasury Notes—25.7%
1,000,000	5.500%, 1/31/2003	970,000
3,000,000	5.750%, 4/30/2003	2,925,480
2,000,000	5.750%, 8/15/2003	1,946,560
6,000,000	5.875%, 11/15/2004	5,833,140
250,000	6.250%, 10/31/2001	248,217

	Total U.S. Treasury Obligations (identified cost $12,336,685)	11,923,397

(3) Repurchase Agreement—7.7%
3,579,416	Goldman Sachs Group, LP, 6.360%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	3,579,416

	Total Investments (identified cost $47,092,017)	$ 45,914,093

(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—92.9%
	Georgia—92.6%
$1,530,000	Alpharetta, GA Development Authority, University and College Improvement Revenue Bonds, 4.80% (Original Issue Yield: 4.925%), 11/1/2018	AA	$ 1,317,605
1,000,000	Atlanta & Fulton County, GA Recreation Authority, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2021	AAA	926,760
2,000,000	Atlanta, GA Downtown Development Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.10%), 10/1/2006	AA	2,059,240
100,000	Atlanta, GA Downtown Development Authority, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.435%), 10/1/2016	AA	101,750
1,500,000	Atlanta, GA Downtown Development Authority, Revenue Bonds, 6.75% (Trust Co. Bank LOC)/(Original Issue Yield: 6.95%), 11/1/2014	Aa3	1,596,465
3,500,000	Atlanta, GA, GO UT, Series A, 6.125% (Original Issue Yield: 6.18%), 12/1/2023	AA	3,693,375
510,000	Atlanta, GA, Urban Residential Finance Authority, Dorm Facility Refunding Revenue Bonds, 5.70% (Morehouse College)/(MBIA INS), 12/1/2010	AAA	517,920
80,000	Brunswick, GA, Water & Sewer Refunding Revenue Bonds, 6.10% (MBIA INS)/(Original Issue Yield: 6.27%), 10/1/2019	AAA	82,694

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,155,000	Burke County, GA Development Authority, PCR Bonds, 7.50% (Oglethorpe Power Corp.)/(MBIA INS), 1/1/2003	AAA	$ 1,193,519
1,000,000	Chatham County, GA School District, Series B, 5.50% (FGIC INS)/(Original Issue Yield: 5.651%), 8/1/2020	AAA	950,280
50,000	Chatham County, GA School District, GO UT, 6.75% (MBIA INS), 8/1/2018	AAA	53,331
500,000	Cherokee County, GA Water & Sewer Authority, Refunding Bonds, 6.90% (MBIA INS)/(Original Issue Yield: 6.982%), 8/1/2018	AAA	520,125
1,400,000	Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 4.75% (Original Issue Yield: 4.99%), 8/1/2028	AAA	1,134,112
1,835,000	Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 5.20% (MBIA INS)/ (Original Issue Yield: 5.30%), 8/1/2025	AAA	1,678,952
100,000	Cobb County, GA Solid Waste Management Authority, Revenue Bonds, 6.35%, 1/1/2009	AAA	105,216
1,000,000	Cobb County, GA, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.55%), 7/1/2008	AA	991,480
1,250,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 10/1/2012	AAA	1,250,450
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 4,000,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.70%), 10/1/2026	AAA	$ 3,866,480
1,000,000	Dalton, GA, Refunding Revenue Bonds, 5.00% (MBIA INS), 1/1/2004	AAA	997,200
3,075,000	De Kalb County, GA Development Authority, Refunding Bonds, Series A, 6.00% (Original Issue Yield: 6.086%), 10/1/2014	AA	3,128,905
2,000,000	De Kalb County, GA School District, GO UT Bonds, Series A, 6.25%, 7/1/2010	AA	2,134,740
200,000	De Kalb County, GA School District, GO UT Bonds, Series A, 6.25%, 7/1/2011	AA	214,806
1,000,000	De Kalb County, GA School District, GO UT Refunding Bonds, 5.60% (Original Issue Yield: 5.70%), 7/1/2008	AA	1,015,170
3,055,000	De Kalb County, GA Water & Sewer, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.42%), 10/1/2023	AA	2,742,535
150,000	De Kalb County, GA, GO UT Bonds, 5.50% (Original Issue Yield: 5.60%), 1/1/2016	AA+	145,042
100,000	Decatur, GA Housing Authority, Mortgage Refunding Revenue Bonds, 6.45% (FHA and MBIA INS)/(Original Issue Yield: 6.524%), 7/1/2025	AAA	101,494
1,000,000	Douglas County, GA School District, GO UT, 5.00% (Original Issue Yield: 4.85%), 1/1/2003	AA-	998,400
500,000	Downtown Savannah, GA, Refunding Revenue Bonds, Series A, 4.95% (Original Issue Yield: 5.05%), 1/1/2006	AA	493,345

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,995,000	Fayette County, GA School District, GO UT Bonds, 6.25%, 3/1/2005	A+	$ 2,084,955
160,000	Fayette County, GA, Water Revenue Bonds, Series B, 6.20% (FGIC INS)/(Original Issue Yield: 6.30%), 10/1/2022	AAA	167,253
60,000	Forsyth County, GA School District, GO UT Bonds, 6.70%, 7/1/2012	AA-	66,191
1,000,000	Forsyth County, GA School District, GO UT Bonds, 6.75%, 7/1/2016	AA-	1,111,340
1,000,000	Forsyth County, GA School District, GO, Revenue Bond, 5.00%, 2/1/2004	AA-	997,120
1,000,000	Forsyth County, GA, 5.50% (Original Issue Yield: 5.80%), 3/1/2020	AA-	955,290
1,880,000	Fulton County, GA Building Authority, Refunding Bonds, Series A, 5.80% (Original Issue Yield: 5.90%), 1/1/2005	AA	1,929,613
1,000,000	Fulton County, GA Facilities Corp. Certificates of Participation, 5.50% (Original Issue Yield: 5.88%), 11/1/2018	AAA	953,760
25,000	Fulton County, GA School District, GO UT Bonds, 5.60% (Original Issue Yield: 5.65%), 1/1/2011	AA	25,800
5,250,000	Fulton County, GA Water & Sewage System, 4.75%, 1/1/2020	AA-	4,411,680
475,000	Fulton County, GA Water & Sewage System, 6.25% (FGIC INS)/(Original Issue Yield: 6.425%), 1/1/2007	AAA	500,992
1,000,000	Fulton County, GA Water & Sewage System, Refunding Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 4.974%), 1/1/2014	AAA	958,250
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,000,000	Fulton De Kalb, GA Hospital Authority, Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.85%), 1/1/2012	AAA	$ 985,240
210,000	Georgia Medical Center Hospital Authority, PRF Revenue Bond, Series C, 5.90% (MBIA INS)/(Original Issue Yield: 5.95%), 8/1/2001	AAA	212,730
90,000	Georgia Medical Center Hospital Authority, Unrefunded Revenue Bond, Series C, 5.90% (MBIA INS)/(Original Issue Yield: 5.95%), 8/1/2001	AAA	91,134
285,000	Georgia Municipal Electric Authority, Electric Power Refunding Revenue Bonds, Series B, 6.125% (FGIC INS)/(Original Issue Yield: 6.30%), 1/1/2014	AAA	290,327
500,000	Georgia Municipal Electric Authority, Refunding Bonds, Series B, 6.375% (Original Issue Yield: 6.45%), 1/1/2016	A	506,485
1,750,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds, Series Z, 5.50% (AMBAC INS)/ (Original Issue Yield: 5.619%), 1/1/2012	AAA	1,746,203
445,000	Georgia State HFA, Refunding Revenue Bonds, Series A, 7.50% (FHA/VA MTGS GTD), 6/1/2017	AA+	453,455
490,000	Georgia State HFA, Refunding Revenue SFM Bonds, Subseries A-2, 6.55% (FHA/VA MTGS GTD), 12/1/2027	AAA	492,293
500,000	Georgia State Municipal Gas Authority, Revenue Bonds, 6.00%, 7/1/2004	A-	513,320

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,000,000	Georgia State Municipal Gas Authority, Revenue Bonds, 6.30% (Original Issue Yield: 6.40%), 7/1/2009	A-	$ 1,000,930
1,000,000	Georgia State, Series A, 6.20% (Original Issue Yield: 6.199%), 2/1/2004	AAA	1,029,660
1,000,000	Georgia State, GO UT Bonds, Series A, 6.00% (Original Issue Yield: 6.40%), 2/1/2007	AAA	1,028,360
1,430,000	Georgia State, GO UT Bonds, Series A, 6.25%, 4/1/2007	AAA	1,514,885
1,300,000	Georgia State, GO UT Bonds, Series A, 6.25%, 4/1/2008	AAA	1,382,069
1,000,000	Georgia State, GO UT Bonds, Series B, 5.95%, 3/1/2004	AAA	1,030,270
200,000	Georgia State, GO UT Bonds, Series B, 7.20%, 3/1/2006	AAA	219,648
500,000	Georgia State, GO UT Bonds, Series C, 6.50% (Original Issue Yield: 6.63%), 4/1/2006	AAA	532,950
765,000	Georgia State, GO UT Bonds, Series C, 7.25%, 7/1/2004	AAA	824,310
2,000,000	Georgia State, GO UT Bonds, Series D, 6.80%, 8/1/2005	AAA	2,148,140
200,000	Georgia State, GO UT Bonds, Series F, 6.50%, 12/1/2007	AAA	215,656
1,880,000	Gwinnett County, GA Housing Authority, Refunding Revenue Bonds, Series A, 5.50% (FNMA COL), 4/1/2026	AAA	1,886,354
1,000,000	Gwinnett County, GA, Certificates of Participation, 8.50% (Original Issue Yield: 6.50%), 8/1/2002	AAA	1,070,070
1,100,000	Gwinnett County, GA, Water & Sewage Utility Certificates of Participation, 8.40%, 8/1/2001	AAA	1,143,901
1,000,000	Hall County, GA School District, GO UT Refunding Bonds, 4.50% (Original Issue Yield: 5.20%), 11/1/2014	Aa2	850,100
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,600,000	Henry County, GA Water & Sewer Authority, Revenue Bond, 5.00% (AMBAC INS)/(Original Issue Yield: 5.32%), 2/1/2026	AAA	$ 1,373,984
1,000,000	Henry County, GA School District, GO UT Bonds, Series A, 6.45%, 8/1/2011	A+	1,074,240
1,000,000	Henry County, GA School District, GO UT Bonds, 5.625% (MBIA INS), 8/1/2007	AAA	1,020,250
1,000,000	Macon-Bibb County, GA Hospital Authority, Refunding Revenue Bond, Series A, 5.30% (FGIC INS), 8/1/2011	AAA	979,890
500,000	Macon-Bibb County, GA Hospital Authority, Refunding Revenue Bond, Series C, 5.25% (FGIC INS), 8/1/2011	AAA	488,210
400,000	Marietta, GA Development Authority, Revenue Bonds, Series B, 5.75% (Life College, Inc.)/(CGIC INS)/(Original Issue Yield: 5.91%), 9/1/2014	AAA	400,548
3,425,000	Marietta, GA, GO UT, Series A, School Improvement Bonds, 4.50% (Original Issue Yield: 4.88%), 2/1/2019	AA-	2,794,252
500,000	Meriwether County, GA School District, GO UT Bonds, 7.00% (FSA INS), 2/1/2007	AAA	547,020
1,000,000	Metropolitan Atlanta GA Rapid Transit Authority, Series P, 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 7/1/2011	AAA	1,067,990
1,000,000	Paulding County, GA School District, GO UT, Series A, 6.625% (Original Issue Yield: 6.75%), 2/1/2009	A	1,082,720
100,000	Peach County, GA School District, GO UT Bonds, 6.30% (MBIA INS)/(Original Issue Yield: 6.35%), 2/1/2014	AAA	106,436

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 2,000,000	Peachtree County GA, Water & Sewer Authority, Revenue Bond, Series A, 5.375% (Original Issue Yield: 5.60%), 3/1/2022	AA	$ 1,843,360
1,000,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds, 5.625% (Agnes Scott College Project)/(Original Issue Yield: 5.70%), 6/1/2023	AAA	951,750
1,500,000	Private Colleges & Universities Facilities of GA, Revenue Bonds, 5.00% (Agnes Scott College Project)/(MBIA INS)/(Original Issue Yield: 5.06%), 6/1/2024	AAA	1,292,610
2,000,000	Richmond County, GA Public Facilities, Inc., Certificates of Participation, 6.10% (AMBAC INS), 11/1/2020	Aaa	2,021,580
1,000,000	Rockdale County, GA School District, GO UT, 6.20%, 1/1/2006	A1	1,044,670
1,500,000	Rockdale County, GA School District, GO UT Bonds, 6.30%, 1/1/2007	Aa2	1,567,125
1,785,000	Rockdale County, GA Water & Sewer, Series A, 5.50% (MBIA INS)/(Original Issue Yield: 5.88%), 7/1/2025	AAA	1,671,010
150,000	Savannah, GA Resources Recovery Development Authority, Refunding Revenue Bonds, 5.95% (Savannah Energy Systems Co.), 12/1/2002	A+	153,011
2,335,000	Savannah, GA Resources Recovery Development Authority, Revenue Bonds, 6.30% (Savannah Energy Systems Co.), 12/1/2006	A+	2,388,985
110,000	Savannah, GA Water & Sewage, Revenue Bonds, 5.10% (Original Issue Yield: 5.55%), 12/1/2010	AA-	106,288
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 5,000,000	Upper Oconee Basin, GA Water Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.41%), 7/1/2027	AAA	$ 4,458,000

	Total		97,776,054

	Puerto Rico—0.3%
35,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	30,316
30,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series DD, 5.00% (MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	25,985

Principal Amount or Shares		Credit Rating*	Value

Long-Term Municipals—continued
	Puerto Rico—continued
$ 265,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	$ 229,538

	Total		285,839

	Total Long-Term Municipals (identified cost $100,336,989)		98,061,893

Open-End Investment Companies—5.7%
1,000,355	AIM Global Management Short Term Investments		1,000,355
188	Dreyfus Tax Exempt Money Market Fund		188
2,131,544	Federated Tax-Free Obligations Fund		2,131,544
2,903,286	Fidelity Tax Exempt Money Market Fund		2,903,286

	Total Open-End Investment Companies (at cost)		6,035,373

	Total Investments (identified cost $106,372,362)		$ 104,097,266

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—98.3%
	North Carolina—96.7%
$ 8,650,000	Appalachian State University, NC, Electricity, Light, Power, University and College Improvement Revenue Bonds, 6.20% (MBIA INS)/(Original Issue Yield: 6.27%), 5/15/2024	AAA	$ 9,141,234
1,030,000	Buncombe County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.15%), 4/1/2014	AA	945,416
1,000,000	Carteret County, NC, 5.625% (AMBAC INS)/ (Original Issue Yield: 5.65%), 6/1/2020	AAA	961,720
1,400,000	Carteret County, NC, GO UT Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.60%), 5/1/2015	AAA	1,364,818
1,300,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2013	AAA	1,285,544
1,305,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2014	AAA	1,280,805
5,090,000	Charlotte, NC, GO UT, 5.25% (Original Issue Yield: 4.90%), 2/1/2014	AAA	4,928,087
1,000,000	Charlotte, NC, Refunding Bonds, Series A, GO UT, 5.50%, 7/1/2005	AAA	1,020,580
8,655,000	Charlotte, NC, Refunding Bonds, 5.25% (Original Issue Yield: 5.03%), 2/1/2020	AAA	8,046,467

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 7,290,000	Charlotte, NC, Refunding Bonds, 5.25% (Original Issue Yield: 5.05%), 2/1/2021	AAA	$ 6,740,042
500,000	Charlotte, NC, GO Refunding Bonds, 4.50%, 6/1/2001	AAA	499,375
1,960,000	Charlotte, NC, GO UT Bonds, 5.70%, 2/1/2007	AAA	2,026,150
2,000,000	Charlotte, NC, GO UT Refunding Bonds, Series A, 5.50%, 7/1/2004	AAA	2,036,800
1,250,000	Charlotte, NC, GO UT Refunding Bonds, 5.00% (Original Issue Yield: 5.10%), 2/1/2009	AAA	1,227,950
840,000	Charlotte, NC, GO UT Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 2/1/2012	AAA	808,668
3,000,000	Charlotte, NC, GO UT Refunding Bonds, 5.40%, 6/1/2012	AAA	2,993,970
2,205,000	Charlotte, NC, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 7/1/2004	AAA	2,245,572
900,000	Charlotte, NC, GO UT Water & Sewer Bonds, Series A, 5.30%, 4/1/2008	AAA	905,949
9,200,000	Charlotte, NC, GO UT Water Utility and Sewer Improvements, 5.60%, 5/1/2018	AAA	9,542,240
1,000,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 4.45%), 6/1/2003	AAA	1,001,240
1,000,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 5.10%), 2/1/2020	AAA	891,190
1,755,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 5.15%), 6/1/2024	AAA	1,534,291
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,120,000	Charlotte, NC, GO UT, 5.50%, 5/1/2005	AAA	$ 1,139,454
5,050,000	Charlotte, NC, GO UT, 5.80%, 2/1/2014	AAA	5,258,211
1,000,000	Charlotte, NC, GO UT, 5.90%, 2/1/2018	AAA	1,044,530
3,500,000	Charlotte, NC, Public Improvements, 5.375% (Original Issue Yield: 5.50%), 6/1/2013	AA	3,401,230
2,000,000	Charlotte, NC, Refunding Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.70%), 12/1/2020	AAA	1,818,920
1,000,000	Charlotte, NC, Storm Water Fee, 6.00%, 6/1/2025	AA+	1,001,990
1,180,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 5.75% (Original Issue Yield: 6.50%), 1/1/2012	AA	1,216,261
1,780,000	Charlotte-Mecklenburg Hospital Authority, NC, PRF, 5.75% (Original Issue Yield: 6.50%), 1/1/2012	AA	1,780,178
1,190,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 6.00% (Original Issue Yield: 6.25%), 1/1/2005	AA	1,215,049
3,950,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.05%), 1/15/2012	AA	3,639,688
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.30%), 1/15/2017	AA	875,120

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 735,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.25%), 1/1/2005	AA	$ 760,350
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, 5.60% (Original Issue Yield: 5.70%), 1/15/2009	AA	1,002,570
2,250,000	Concord, NC, Series A, Multiple Utility Improvement Revenue Bonds, 5.00% (MBIA INS), 12/1/2022	AAA	1,957,905
445,000	Concord, NC, Certificates of Participation, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2003	AAA	447,261
345,000	Concord, NC, Certificates of Participation, 5.60% (MBIA INS)/(Original Issue Yield: 5.70%), 6/1/2005	AAA	348,816
2,600,000	Concord, NC, Revenue Bonds, Series A, 5.00% (MBIA INS), 12/1/2017	AAA	2,329,756
2,250,000	Cumberland County, NC Civic Center Project, Series A, 6.40% (AMBAC INS)/(Original Issue Yield: 6.62%), 12/1/2024	AAA	2,405,452
2,000,000	Cumberland County, NC Hospital Facilities, Refunding Revenue Bonds, 4.00%, 10/1/2002	A-	1,921,300
2,000,000	Cumberland County, NC Hospital Facilities, Revenue Refunding Bonds, 4.10%, 10/1/2003	A-	1,888,600
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	Cumberland County, NC Hospital Facilities, Refunding Revenue Bonds, 4.20% (Original Issue Yield: 4.25%), 10/1/2004	A-	$ 929,430
210,000	Cumberland County, NC Hospital Facilities, Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.84%), 10/1/2021	AAA	213,160
2,000,000	Cumberland County, NC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 5.15%), 3/1/2017	AAA	1,816,860
1,000,000	Cumberland County, NC, Certificates of Participation, Series A, 6.375% (Cumberland County, NC Civic Center Project)/(AMBAC INS)/ (Original Issue Yield: 6.50%), 12/1/2010	AAA	1,068,100
615,000	Currituck County, NC, GO UT Bonds, 5.40% (MBIA INS), 4/1/2009	AAA	619,895
100,000	Durham County, NC, GO UT Bonds, 5.75% (Original Issue Yield: 5.95%), 2/1/2009	AAA	102,606
2,820,000	Durham County, NC, GO UT Bonds, 5.75% (Original Issue Yield: 5.95%), 2/1/2010	AAA	2,891,205
4,400,000	Durham County, NC, GO UT Public Improvement Bonds, 5.90%, 4/1/2012	AAA	4,541,504
1,810,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2004	AA	1,803,249
2,130,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2005	AA	2,115,729
2,235,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2006	AA	2,210,706

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2007	AA	$ 983,620
1,500,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2014	AA	1,384,380
1,550,000	Durham, NC, GO UT Bonds, 5.20% (Original Issue Yield: 5.30%), 2/1/2008	AAA	1,549,395
2,000,000	Durham, NC, GO UT Revenue Bonds, 5.80% (Original Issue Yield: 5.95%), 2/1/2012	AAA	2,060,700
12,200,000	Fayetteville, NC Public Works Commission, Refunding Revenue Bonds, 4.75% (FGIC INS)/(Original Issue Yield: 5.23%), 3/1/2014	AAA	10,916,560
1,000,000	Forsyth County, NC, GO UT Bonds, 4.75%, 2/1/2005	AAA	984,140
3,140,000	Forsyth County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.00%), 3/1/2007	AAA	3,088,284
2,510,000	Forsyth County, NC, GO UT Bonds, 5.40% (Original Issue Yield: 5.65%), 6/1/2006	AAA	2,550,436
160,000	Franklin County, NC, Certificates of Participation, Jail and School Improvements, 6.10% (FGIC INS), 6/1/2003	AAA	164,794
305,000	Fremont, NC Housing Development Corp., First Lien Refunding Revenue Bonds, 6.75% (Torhunta Apts)/(FNMA COL), 7/15/2022	Aaa	310,877
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,050,000	Gaston County, NC, GO UT Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.35%), 3/1/2014	AAA	$ 1,006,698
1,600,000	Gaston County, NC, GO UT Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.40%), 3/1/2015	AAA	1,521,680
2,025,000	Gastonia, NC Combined Utilities System, Refunding Revenue Bonds, 4.75% (Original Issue Yield: 4.98%), 5/1/2015	AAA	1,784,066
100,000	Gastonia, NC Combined Utilities System, Revenue Bonds, 6.00% (MBIA INS)/ (Original Issue Yield: 6.10%), 5/1/2014	AAA	104,949
2,000,000	Gastonia, NC Combined Utilities System, Refunding Revenue Bonds, 6.10% (MBIA INS)/(Original Issue Yield: 6.15%), 5/1/2019	AAA	2,106,000
500,000	Gastonia, NC, GO UT, 5.40% (MBIA INS), 5/1/2011	AAA	500,260
3,485,000	Greensboro, NC, Certificates of Participation, Series A, 5.625% (Coliseum Arena Expansion Project)/ (Original Issue Yield: 6.05%), 12/1/2015	A1	3,597,182
105,000	Greensboro, NC, Certificates of Participation, 6.65% (Coliseum Arena Expansion Project)/(Original Issue Yield: 6.70%), 12/1/2004	A1	109,597

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 2,200,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.80%), 4/1/2014	AAA	$ 1,966,558
2,535,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.90%), 4/1/2016	AAA	2,215,793
2,455,000	Greensboro, NC, GO UT Bonds, 4.75% (Original Issue Yield: 4.95%), 4/1/2017	AAA	2,143,043
1,465,000	Greensboro, NC Enterprise System, Revenue Bonds, 6.50%, 6/1/2006	AA-	1,559,375
1,000,000	Greensboro, NC Enterprise System, Water & Sewer Improvements, Series A, 5.30% (MBIA INS)/ (Original Issue Yield: 5.518%), 6/1/2015	AAA	951,030
6,900,000	Greensboro, NC Enterprise System, Water & Sewer Improvements, Series A, 5.375% (Original Issue Yield: 5.594%), 6/1/2019	AA-	6,470,682
500,000	Harnett County, NC, Certificates of Participation, 6.20% (AMBAC INS), 12/1/2009	AAA	522,100
600,000	High Point, NC, GO UT Revenue Bonds, 5.60%, 3/1/2008	AA	614,136
1,980,000	Iredell County, NC Iredell Memorial Hospital, 5.125% (AMBAC INS)/(Original Issue Yield: 5.30%), 10/1/2013	AAA	1,865,160
5,000,000	Iredell County, NC, Certificates of Participation, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA	5,147,300
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,130,000	Lee County, NC, GO UT Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 4/1/2009	AAA	$ 1,106,643
1,725,000	Lee County, NC, GO UT Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 4/1/2010	AAA	1,675,958
2,700,000	Lee County, NC, GO UT Bonds, 5.00% (MBIA INS)/ (Original Issue Yield: 5.20%), 4/1/2011	AAA	2,598,156
100,000	Martin County, NC IFA, PCR Bonds, 6.80% (Weyerhaeuser Co.), 5/1/2024	A	101,569
2,000,000	Mecklenburg County, NC, GO UT Bonds, Series A, 4.40% (Original Issue Yield: 4.65%), 2/1/2014	AAA	1,716,520
8,435,000	Mecklenburg County, NC, GO UT Bonds, Series B, 4.90% (Original Issue Yield: 5.10%), 3/1/2011	AAA	8,029,614
1,925,000	Mecklenburg County, NC, GO UT Bonds, Series B, 4.40% (Original Issue Yield: 4.60%), 2/1/2013	AAA	1,674,615
3,500,000	Mecklenburg County, NC, GO UT Bonds, 4.10% (Original Issue Yield: 4.25%), 4/1/2003	AAA	3,387,685
3,670,000	Mecklenburg County, NC, GO UT Bonds, 4.40% (Original Issue Yield: 4.45%), 2/1/2011	AAA	3,278,484
13,000,000	Mecklenburg County, NC, GO UT Bonds, 4.40%, 2/1/2010	AAA	11,753,560
4,405,000	Mecklenburg County, NC, GO UT Bonds, 4.80% (Original Issue Yield: 4.90%), 3/1/2009	AAA	4,211,885
820,000	Mecklenburg County, NC, GO UT Bonds, 5.00%, 4/1/2008	AAA	809,758

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$10,000,000	Mecklenburg County, NC, GO UT Bonds, 5.40%, 4/1/2007	AAA	$ 10,150,400
2,000,000	Mecklenburg County, NC, GO UT Bonds, 5.50% (Original Issue Yield: 5.60%), 4/1/2011	AAA	2,025,080
1,000,000	Moore County, NC, GO UT Bonds, 4.60% (MBIA INS)/(Original Issue Yield: 4.65%), 6/1/2011	AAA	911,859
1,600,000	Moore County, NC, GO UT Public Improvement, 4.90% (MBIA INS)/(Original Issue Yield: 4.90%), 6/1/2014	AAA	1,467,696
1,675,000	Moore County, NC, GO UT Public Improvement, 4.90% (MBIA INS)/(Original Issue Yield: 4.95%), 6/1/2015	AAA	1,521,738
750,000	New Hanover County, NC PCFA, Revenue Bond, 6.90% (Carolina Power & Light Co.), 4/1/2009	A	765,345
1,195,000	New Hanover County, NC, Certificates of Participation, 4.80% (Original Issue Yield: 4.90%), 12/1/2009	AAA	1,125,391
1,250,000	New Hanover County, NC, Certificates of Participation, 4.90% (MBIA INS)/(Original Issue Yield: 5.00%), 12/1/2010	AAA	1,179,437
1,315,000	New Hanover County, NC, Certificates of Participation, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 12/1/2011	AAA	1,247,159
2,475,000	New Hanover County, NC, GO UT Bonds, 4.80%, 2/1/2017	AA-	2,166,739
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 2,475,000	New Hanover County, NC, GO UT Bonds, 4.90%, 2/1/2018	AA-	$ 2,183,420
1,000,000	North Carolina Eastern Municipal Power Agency, Series B, 7.00% (Original Issue Yield: 6.25%), 1/1/2008	A	1,065,150
100,000	North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, 6.00% (Davidson College)/(Original Issue Yield: 6.20%), 12/1/2012	AA	101,989
450,000	North Carolina Educational Facilities Finance Agency, Revenue Bonds, Series B, 4.25% (Duke University)/ (Original Issue Yield: 4.30%), 10/1/2003	AA	436,577
1,000,000	North Carolina Educational Facilities Finance Agency, Revenue Bonds, Series C, 6.75% (Duke University)/ (Original Issue Yield: 6.769%), 10/1/2021	AA+	1,040,380
20,000	North Carolina HFA, Multi-Family Refunding Revenue Bonds, Series B, 6.90% (FHA INS), 7/1/2024	Aa2	20,788
85,000	North Carolina HFA, Revenue Bonds, Series Z, 6.60%, 9/1/2026	AA	85,941
2,100,000	North Carolina HFA, Single Family Revenue Bonds, 6.45%, 9/1/2014	AA	2,135,973
1,355,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 4.625% (Rex Healthcare)/ (Original Issue Yield: 4.93%), 6/1/2011	AAA	1,214,107

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.03%), 10/1/2004	AA	$ 981,440
2,000,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 5.00% BANS, 6/1/2013	AAA	1,842,440
1,525,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 5.20% (Wilson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.35%), 11/1/2010	AAA	1,489,361
4,000,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 5.40% (Original Issue Yield: 5.75%), 2/15/2011	A+	3,769,520
6,335,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.50% (Original Issue Yield: 6.10%), 5/1/2015	AA	6,034,278
50,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 6.125% (Rex Hospital)/ (Original Issue Yield: 6.219%), 6/1/2010	A+	52,338
850,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 7.375% (Presbyterian Hospital)/(United States Treasury PRF)/(Original Issue Yield: 7.417%), 10/1/2000 (Callable @ 102)	AAA	874,506
6,240,000	North Carolina Medical Care Commission, Revenue Bonds, Series C, 5.25% (Duke University Hospital)/(Original Issue Yield: 5.72%), 6/1/2021	AA	5,572,632
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 8,000,000	North Carolina Medical Care Commission, Revenue Bonds, 5.25% (Original Issue Yield: 5.72%), 5/1/2026	AA	$ 6,965,440
525,000	North Carolina Medical Care Commission, Revenue Bonds, 5.20% (Moore Regional Hospital)/(FGIC INS)/(Original Issue Yield: 5.30%), 10/1/2013	AAA	490,298
1,000,000	North Carolina Medical Care Commission, Revenue Bonds, Series C, 5.25% (Duke University Hospital)/(Original Issue Yield: 5.65%), 6/1/2017	AA	912,310
1,000,000	North Carolina Medical Care Commission, Revenue Bonds, 7.00% (Duke University Hospital)/(Original Issue Yield: 7.08%), 6/1/2021	AA	1,041,520
3,680,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.477%), 1/1/2017	BBB+	3,842,472
4,115,000	North Carolina State, GO UT, 4.60%, 4/1/2015	AAA	3,586,675
3,500,000	North Carolina State, Series A, 4.70% (Original Issue Yield: 4.30%), 2/1/2003	AAA	3,471,370
1,300,000	North Carolina State, Series A, 5.20% (Original Issue Yield: 5.40%), 3/1/2014	AAA	1,250,002
2,225,000	North Carolina State, Capital Improvement, GO UT Bonds, Series A, 4.70%, 2/1/2006	AAA	2,168,619
5,000,000	North Carolina State, GO, Series A, 4.50%, 5/1/2006	AAA	4,792,800

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 3,000,000	North Carolina State, GO, Series B, 4.50% (Original Issue Yield: 4.55%), 6/1/2005	AAA	$ 2,901,540
1,675,000	North Carolina State, GO UT, Series A, 4.50%, 5/1/2005	AAA	1,620,764
5,000,000	North Carolina State, GO UT, Series A, 5.20% (Original Issue Yield: 5.45%), 3/1/2015	AAA	4,769,650
7,260,000	North Carolina State, GO UT Bonds, Series A, 4.70%, 2/1/2005	AAA	7,122,859
5,000,000	North Carolina State, GO UT Bonds, Series A, 4.75%, 4/1/2006	AAA	4,888,900
5,000,000	North Carolina State, GO UT Bonds, 5.00%, 5/1/2011	AAA	4,826,450
1,000,000	North Carolina State, GO UT Bonds, 5.10%, 3/1/2003	AAA	1,003,610
1,000,000	North Carolina State, GO UT Refunding Bonds, Series C, 4.80% (North Carolina Prison Facilities)/(Original Issue Yield: 4.85%), 3/1/2009	AAA	956,160
2,850,000	North Carolina State, GO UT, Series A, 4.75% (Original Issue Yield: 5.00%), 2/1/2012	AAA	2,631,662
4,575,000	North Carolina State, GO UT, 4.60% (Original Issue Yield: 3.72%), 4/1/2003	AAA	4,522,525
3,500,000	North Carolina State, GO UT, 4.60% (Original Issue Yield: 3.82%), 4/1/2004	AAA	3,437,490
575,000	Onslow County, NC, GO UT Bonds, 5.70% (MBIA INS)/(Original Issue Yield: 5.85%), 3/1/2013	AAA	584,068
2,500,000	Orange County, NC, GO UT Bonds, 5.50% (Original Issue Yield: 5.75%), 2/1/2013	AA+	2,500,925
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	Piedmont Triad Airport Authority, NC, Revenue Bonds, Series A, 6.50% (MBIA INS)/(Original Issue Yield: 6.55%), 7/1/2000	AAA	$ 1,001,570
3,845,000	Piedmont Triad Airport Authority, NC, Refunding Bonds, 5.00% (MBIA INS), 7/1/2008	AAA	3,743,915
2,380,000	Pitt County, NC, Refunding Revenue Bonds, 5.10% (Pitt County Memorial Hospital)/ (Original Issue Yield: 5.20%), 12/1/2007	Aaa	2,357,366
3,635,000	Pitt County, NC, Refunding Revenue Bonds, 5.20% (Pitt County Memorial Hospital)/ (Original Issue Yield: 5.30%), 12/1/2008	Aaa	3,611,591
3,000,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.85%), 12/1/2021	Aaa	2,769,330
3,000,000	Pitt County, NC, Refunding Bonds, 5.30% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.40%), 12/1/2009	Aaa	2,992,260
350,000	Raleigh, NC, Certificates of Participation Refunding Bonds, 5.00% (Cabarrus Street Parking Facilities Project)/(Original Issue Yield: 5.10%), 12/1/2009	AA	333,823
230,000	Raleigh, NC, Certificates of Participation Refunding Bonds, 5.10% (Cabarrus Street Parking Facilities Project)/(Original Issue Yield: 5.20%), 12/1/2010	AA	219,365
2,645,000	Raleigh, NC, Refunding Bonds, 5.00%, 4/1/2005	AAA	2,640,900

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 400,000	Raleigh, NC, GO UT Refunding Bonds, 6.40%, 3/1/2006	AAA	$ 412,908
2,000,000	Raleigh, NC, Water Utility Improvement Revenue Bonds, 5.125% (Original Issue Yield: 5.61%), 3/1/2022	AA+	1,772,580
800,000	Randolph County, NC, Certificates of Participation, 4.875% (MBIA INS)/(Original Issue Yield: 5.05%), 6/1/2006	AAA	781,720
1,025,000	Sanford, NC, GO UT Bonds, 4.90% (MBIA INS), 3/1/2009	AAA	988,510
2,500,000	University of North Carolina at Chapel Hill, Hospital Revenue Bonds, 5.25%, 2/15/2026	AA	2,192,075
6,220,000	University of North Carolina at Chapel Hill, Refunding Bonds, 5.00% (Original Issue Yield: 5.65%), 8/1/2011	AA	5,980,157
8,200,000	University of North Carolina at Chapel Hill, Utility Refunding Bonds, 5.00% (Original Issue Yield: 5.60%), 8/1/2010	AA	7,960,970
1,500,000	Wake County, NC Industrial Facilities & PCFA, Series 1990A, Revenue Bonds, 4.30% (Carolina Power & Light Co.)/(Fuji Bank, Ltd., Tokyo LOC)	A+	1,500,000
1,000,000	Wake County, NC, GO UT Bonds, 4.50% (Original Issue Yield: 4.52%), 3/1/2008	AAA	937,810
3,000,000	Wake County, NC, GO UT Bonds, 4.50% (Original Issue Yield: 4.72%), 3/1/2010	AAA	2,742,780
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 7,925,000	Wake County, NC, GO UT Bonds, 4.60% (Original Issue Yield: 4.87%), 3/1/2012	AAA	$ 7,164,279
650,000	Wake County, NC, GO UT Refunding Bonds, 4.70% (Original Issue Yield: 4.80%), 4/1/2005	AAA	637,338
7,400,000	Wake County, NC, GO UT, 4.50% (Original Issue Yield: 4.62%), 3/1/2009	AAA	6,839,968
1,375,000	Wake County, NC, Hospital Revenue Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 10/1/2026	AAA	1,251,401
825,000	Winston-Salem, NC Water & Sewer System, Refunding Bonds, 5.00%, 6/1/2012	AA+	781,135
2,745,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.80% (Original Issue Yield: 4.90%), 6/1/2013	AA+	2,492,350
3,350,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.875% (Original Issue Yield: 4.95%), 6/1/2014	AA+	3,039,254

	Total		402,611,583

	Puerto Rico—1.6%
1,900,000	Commonwealth of Puerto Rico, GO, 5.375% (MBIA INS)/(Original Issue Yield: 5.60%), 7/1/2021	AAA	1,785,905
45,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	38,978

Principal Amount or Shares		Credit Rating*	Value

Long-Term Municipals—continued
	Puerto Rico—continued
$ 400,000	Puerto Rico Electric Power Authority, Series W, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 7/1/2004	AAA	$ 401,372
5,220,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series DD, 5.00% (MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	4,521,460
45,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	38,978

	Total		6,786,693

	Total Long-Term Municipals (identified cost ($419,768,106)		409,398,276

Open-End Investment Companies—1.5%
1,152,007	AIM Global Management Short Term Investments		1,152,007
19	Dreyfus Tax Exempt Money Market Fund		19
41,580	Federated Tax-Free Obligations Fund		41,580
4,904,450	Fidelity Tax Exempt Money Market Fund		4,904,450

	Total Open-End Investment Companies (at cost)		6,098,056

	Total Investments (identified cost $425,866,162)		$415,496,332

(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—98.5%
	South Carolina—97.4%
$ 850,000	Barnwell County, SC School District No. 45, GO UT, 5.40% (Original Issue Yield: 5.45%), 2/1/2009	AAA	$ 850,170
1,350,000	Beaufort County, SC School District, GO UT, Series B, 4.85% (MBIA INS), 3/1/2004	AAA	1,335,649
1,300,000	Beaufort County, SC School District, GO UT, 4.70%, 3/1/2006	AA	1,263,613
500,000	Beaufort County, SC, Certificate of Participation, 5.00% (Hilton Head Airport), 7/1/2001	A2	500,005
675,000	Beaufort County, SC, Certificates of Participation, 7.125% (AMBAC INS)/(Original Issue Yield: 7.45%), 6/1/2012	AAA	688,500
1,415,000	Beaufort County, SC, GO UT, 5.65% (MBIA INS)/(Original Issue Yield: 5.65%), 12/1/2009	AAA	1,424,650
2,855,000	Beaufort-Jasper, SC Water & Sewer Authority, Waterworks and Sewer System Revenue Bonds, 5.90% (FGIC INS)/(Original Issue Yield: 6.00%), 3/1/2016	AAA	2,994,352
750,000	Berkeley County, SC Pollution Control Facilities, 6.50% (South Carolina Electric and Gas), 10/1/2014	A-	780,668
3,000,000	Berkeley County, SC School District, GO UT, 5.00% (Original Issue Yield: 5.70%), 4/1/2020	AA+	2,688,180
4,500,000	Berkeley County, SC School District, GO UT, 5.375% (Original Issue Yield: 5.50%), 4/1/2016	AA	4,332,555

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 5,000,000	Berkeley County, SC School District, GO UT, 5.375% (Original Issue Yield: 5.55%), 4/1/2017	AA	$ 4,786,100
3,000,000	Berkeley County, SC School District, GO UT, 5.375%, 4/1/2018	AA	2,848,050
5,500,000	Berkeley County, SC School District, GO UT, 5.375%, 4/1/2019	AA	5,194,695
1,500,000	Berkeley County, SC Water & Sewer, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2013	AAA	1,484,235
2,420,000	Berkeley County, SC Water & Sewer, Refunding Revenue Bonds, 5.55% (MBIA INS)/(Original Issue Yield: 5.60%), 6/1/2014	AAA	2,389,677
1,040,000	Berkeley County, SC Water & Sewer, Refunding Revenue Bonds, 6.55% (MBIA INS), 6/1/2002	AAA	1,069,942
1,000,000	Camden, SC Public Utility, Revenue Refunding Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 3/1/2022	AAA	941,330
2,000,000	Cayce SC, Water and Sewer, Refunding Revenue Bond, 5.25% (AMBAC INS)/(Original Issue Yield: 5.65%), 7/1/2015	AAA	1,887,420
1,105,000	Charleston County, SC Airport District, Airport System Refunding Revenue Bonds, 4.75% (MBIA INS), 7/1/2015	AAA	964,632
770,000	Charleston County, SC School District, Certificate of Participation, 5.625% (Original Issue Yield: 5.761%), 2/1/2003	A	776,522
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 3,000,000	Charleston County, SC School District, GO UT School Improvement, 4.00%, 2/1/2002	AA	$ 2,937,540
5,500,000	Charleston County, SC, 5.50% (Charleston Public Facilities Corp.)/(MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2015	AAA	5,351,940
3,495,000	Charleston County, SC, 6.00% (MBIA INS)/(Original Issue Yield: 5.40%), 12/1/2009	AAA	3,650,562
500,000	Charleston County, SC, 7.05%, 2/1/2002	A	510,805
3,260,000	Charleston, SC Waterworks and Sewer, 5.00% (MBIA INS), 1/1/2022	AAA	2,820,389
1,000,000	Charleston, SC Waterworks and Sewer, 6.00% (Original Issue Yield: 6.242%), 1/1/2012	AA-	1,012,930
2,000,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bond, 5.50% (Original Issue Yield: 6.10%), 1/1/2008	AA-	2,004,540
7,030,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bond, 6.00% (AMBAC INS)/(Original Issue Yield: 6.201%), 1/1/2016	AAA	7,075,625
2,000,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bond, 6.00% (Original Issue Yield: 6.285%), 1/1/2018	AA-	2,007,220
4,295,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bonds, 5.125%, 1/1/2013	AA-	4,129,170

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 9,500,000	Charleston, SC Waterworks and Sewer, Revenue Refunding Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 5.03%), 1/1/2024	AAA	$ 7,467,570
1,900,000	Charleston, SC, Certificates of Participation, 5.00% (AMBAC INS)/(Original Issue Yield: 5.39%), 9/1/2015	AAA	1,716,118
1,000,000	Charleston, SC, Certificates of Participation, 7.10% (MBIA INS)/(United States Treasury PRF), 6/1/2001 (@102)	AAA	1,042,480
250,000	Charleston, SC, GO Bonds, Series A, 6.30%, 9/1/2005	AA	258,445
1,155,000	Chester County, SC School District, GO UT, 5.30% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2011	AAA	1,131,253
1,140,000	Chester County, SC School District, GO UT, 5.30% (AMBAC INS)/(Original Issue Yield: 5.50%), 2/1/2012	AAA	1,107,191
1,785,000	Clemson University, Revenue Bond, 6.00% (AMBAC INS), 5/1/2013	AAA	1,836,622
1,000,000	Clover, SC School District No. 2 York County, GO UT, 6.00%, 2/1/2001	AA	1,008,960
2,785,000	Clover, SC School District No. 2 York County, GO UT, 6.10%, 2/1/2002	AA	2,834,072
1,000,000	Columbia, SC Waterworks & Sewer System, Refunding Revenue Bond, 5.30% (Original Issue Yield: 5.50%), 2/1/2006	AA	1,004,640
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,145,000	Columbia, SC Waterworks & Sewer System, Refunding Revenue Bond, 6.50% (Original Issue Yield: 6.55%), 2/1/2002	AA	$ 2,195,386
2,970,000	Columbia, SC Waterworks & Sewer System, Refunding Revenue Bonds, 5.70%, 2/1/2010	AA	3,039,528
2,160,000	Columbia, SC Waterworks & Sewer System, Revenue Bonds, 5.00%, 2/1/2003	AA	2,156,911
2,000,000	Columbia, SC, Parking Facilities Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.007%), 12/1/2013	AAA	2,028,000
1,250,000	Dillon County SC, Health Facilities, Refunding Revenue Bond, 6.25% (MBIA INS), 6/1/2008	AAA	1,302,725
1,065,000	Dorchester County, SC School District No. 002, GO UT Bonds, 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 2/1/2012	AAA	1,020,770
3,000,000	Dorchester County, SC School District No. 002, GO UT Bonds, 5.20% (FGIC INS), 2/1/2018	AAA	2,757,960
2,250,000	Dorchester County, SC School District No. 002, GO UT Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 2/1/2017	AAA	2,087,977
1,000,000	Dorchester County, SC School District No. 002, GO UT, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 1/1/2005	AAA	1,010,460
870,000	Edgefield County, SC School District, GO UT Bonds, 6.40% (FSA INS)/(Original Issue Yield: 6.60%), 2/1/2009	AAA	914,901

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,205,000	Fairfield County, SC School District, Certificates of Participation, 5.50% (Fairfield Primary Geiger)/(Asset Guaranty GTD)/(Original Issue Yield: 5.60%), 3/1/2007	AA	$ 1,206,566
2,000,000	Fairfield County, SC, PCR Bonds, 6.50% (South Carolina Electric and Gas), 9/1/2014	A	2,098,380
1,000,000	Fairfield County, SC, Pollution Control, Revenue Bond, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	AAA	1,051,370
1,000,000	Florence County, SC Hospital, Refunding Revenue Bond, 5.25% (FGIC INS)/(Original Issue Yield: 5.457%), 11/1/2009	AAA	977,820
1,500,000	Florence County, SC Hospital, Revenue Bonds, 4.75% (Mcleod Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 4.75%), 11/1/2027	AAA	1,177,935
500,000	Florence County, SC Hospital, Revenue Bonds, 6.75% (McLeod Regional Medical Center)/(FGIC INS)/(Original Issue Yield: 7.00%), 11/1/2010	AAA	514,240
1,485,000	Florence County, SC, Law Enforcement Control Project, 5.70% (AMBAC INS)/(Original Issue Yield: 5.90%), 3/1/2003	AAA	1,508,032
1,220,000	Florence County, SC, Law Enforcement Control Project, 6.00% (AMBAC INS)/(Original Issue Yield: 6.15%), 3/1/2006	AAA	1,253,013
1,600,000	Florence, SC Water & Sewer, Refunding Revenue Bond, 5.20% (AMBAC INS)/(Original Issue Yield: 5.35%), 3/1/2007	AAA	1,590,976
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 3,805,000	Grand Strand Water & Sewage Authority, SC, Revenue Refunding Bonds, 6.375% (South Carolina Waterworks & Sewer System)/(MBIA INS)/(Original Issue Yield: 6.508%), 6/1/2012	AAA	$ 4,108,563
1,800,000	Grand Strand Water & Sewage Authority, SC, Waterworks & Sewer System Revenue Refunding Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.595%), 6/1/2019	AAA	1,802,178
1,230,000	Greenville County, SC, Certificate of Participation, PRF, 6.80% (AMBAC INS), 3/1/2005	AAA	1,273,271
1,000,000	Greenville, SC Hospital System Facilities, Refunding Revenue Bond, Series A, 5.75% (Original Issue Yield: 6.00%), 5/1/2014	AA	976,120
600,000	Greenville, SC Hospital System Facilities, Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.95%), 5/1/2013	AA	590,046
2,000,000	Greenville, SC Waterworks Revenue, Revenue Bonds, 5.50% (Original Issue Yield: 5.60%), 2/1/2022	AA	1,889,860
1,020,000	Greenwood County, SC Hospital, Refunding Revenue Bond, 5.875% (Self Memorial Hospital)/(MBIA INS)/(Original Issue Yield: 6.112%), 10/1/2017	AAA	1,006,822
1,400,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bond, 5.35% (AMBAC INS)/(Original Issue Yield: 5.45%), 12/1/2005	AAA	1,411,592

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,320,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bond, 5.70% (AMBAC INS), 12/1/2010	AAA	$ 1,335,814
1,125,000	Greer SC, Combined Utility System, Revenue Bonds, 4.75% (AMBAC INS)/(Original Issue Yield: 4.85%), 9/1/2011	AAA	1,034,842
1,000,000	Hilton Head Island, SC Public Facilities Corp., Certificates of Participation, 5.40% (AMBAC INS)/(Original Issue Yield: 5.599%), 3/1/2009	AAA	1,000,190
2,000,000	Hilton Head Public Services District No. 1, SC, Water Workes & Sewer Refunding Revenue Bond, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 8/1/2015	AAA	1,946,720
4,000,000	Hilton Head Public Services District No. 1, SC, Waterworks and Sewer Systems Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.85%), 8/1/2020	AAA	3,769,720
2,350,000	Lancaster County, SC School District, GO UT, 5.25% (FSA INS)/(Original Issue Yield: 5.39%), 3/1/2014	AAA	2,238,093
1,960,000	Lancaster County, SC School District, GO UT, 6.50% (MBIA INS)/(Original Issue Yield: 6.599%), 7/1/2008	AAA	2,055,334
3,650,000	Lancaster County, SC Water & Sewer District, Refunding Revenue Bond, 5.20% (FGIC INS)/(Original Issue Yield: 5.32%), 5/1/2015	AAA	3,425,196
1,030,000	Laurens County, SC Health Care Systems, GO UT, 5.70% (MBIA INS), 1/1/2008	AAA	1,046,727
1,025,000	Laurens County, SC School District No. 055, GO UT, 5.50% (FGIC INS), 3/1/2016	AAA	997,028

(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,395,000	Laurens, SC Public Utility, Refunding Revenue Bond, 5.00% (FGIC INS)/(Original Issue Yield: 5.393%), 1/1/2018	AAA	$ 1,238,397
655,000	Lexington & Richland Counties, SC School District No. 005, GO UT Bonds, 5.05% (MBIA INS), 3/1/2005	AAA	652,629
4,000,000	Lexington County, SC Health Services District, Inc., Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 5.50%), 11/1/2021	AAA	3,470,360
1,210,000	Lexington County, SC Health Services District, Inc., Revenue Bond, 6.60% (FSA INS)/(Original Issue Yield: 6.65%), 10/1/2001	AAA	1,237,939
2,500,000	Lexington County, SC Health Services District, Inc., Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 5.53%), 11/1/2026	AAA	2,128,425
370,000	Lexington County, SC School District No. 001, PRF Certificate of Participation, 6.90% (MBIA INS), 9/1/2003	AAA	386,347
2,000,000	Lexington, SC Water & Sewage, Refunding Revenue Bonds, 5.50% (Asset Guaranty LOC)/(Original Issue Yield: 5.68%), 4/1/2029	AAA	1,857,020
3,750,000	North Charleston, SC Sewer District, Refunding Revenue Bond, 6.375% (MBIA INS)/(Original Issue Yield: 6.508%), 7/1/2012	AAA	4,050,450
2,900,000	North Charleston, SC Sewer District, Refunding Revenue Bonds, Series A, 6.00% (MBIA INS)/(Original Issue Yield: 6.593%), 7/1/2018	AAA	2,906,264

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 500,000	North Charleston, SC Sewer District, Revenue Bonds, Series B, 6.00% (MBIA INS)/(Original Issue Yield: 6.593%), 7/1/2018	AAA	$ 510,395
1,420,000	North Charleston, SC, Certificate of Participation, 5.50% (FGIC INS)/(Original Issue Yield: 5.65%), 1/1/2002	AAA	1,432,652
1,670,000	North Charleston, SC, GO UT, 5.50% (Original Issue Yield: 5.60%), 8/1/2006	AA-	1,689,673
1,000,000	North Charleston, SC, GO UT, 5.50%, 8/1/2005	AA-	1,014,490
275,000	Oconee County, SC School District, GO UT Bonds, 5.10% (MBIA INS)/(Original Issue Yield: 5.50%), 9/1/2013	AAA	258,071
1,000,000	Oconee County, SC School District, GO UT, 5.00% (Original Issue Yield: 5.35%), 9/1/2010	AAA	957,730
1,155,000	Oconee County, SC School District, GO UT, 5.10% (Original Issue Yield: 5.40%), 9/1/2011	AAA	1,104,573
1,090,000	Oconee County, SC School District, GO UT, 5.10% (Original Issue Yield: 5.45%), 9/1/2012	AAA	1,032,066
2,500,000	Oconee County, SC, PCR Refunding Bonds, 5.80% (Duke Energy Corp.), 4/1/2014	AA-	2,470,550
590,000	Piedmont Municipal Power Agency, SC, Electricity Refunding Revenue Bonds, 6.85% (FGIC INS), 1/1/2007	AAA	607,977
290,000	Piedmont Municipal Power Agency, SC, Escrowed to Maturity, Refunding Revenue Bond, 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2014	AAA	315,880
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 970,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, Series A, 6.375% (FGIC INS)/(Original Issue Yield: 6.45%), 1/1/2006	AAA	$ 1,017,152
695,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 1/1/2013	AAA	695,278
1,000,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.50% (FGIC INS)/(Original Issue Yield: 6.88%), 1/1/2011	AAA	1,028,480
500,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.75% (FGIC INS)/(Original Issue Yield: 6.78%), 1/1/2019	AAA	551,445
1,000,000	Richland County, SC Hospital Facilities, Refunding Revenue Bond, Series B, 5.00% (Richland Memoral Hospital)/(MBIA INS)/(Original Issue Yield: 5.15%), 6/1/2005	AAA	1,015,510
1,000,000	Richland County, SC Hospital Facilities, Refunding Revenue Bond, 4.90% (Richland Memoral Hospital)/(MBIA INS)/(Original Issue Yield: 5.05%), 6/1/2004	AAA	1,012,760
2,435,000	Richland County, SC Hospital Facilities, Revenue Bonds, Series PG-A, 7.10% (Community Provider Pooled Loan Program)/(CGIC INS), 7/1/2005	AAA	2,581,709
3,175,000	Richland County, SC School District No. 001, GO UT, 4.625%, 3/1/2022	AA	2,585,180

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 650,000	Richland County, SC Solid Waste Disposal Facilities, Revenue Bonds, Series A, 7.45% (Union Camp Corp. Project)/(Original Issue Yield: 7.513%), 4/1/2021	BBB+	$ 668,987
1,645,000	Richland County, SC, GO UT, Series C, 5.80% (Original Issue Yield: 5.85%), 3/1/2007	AA	1,674,709
1,000,000	Richland County, SC, Refunding Revenue Bond, Series C, 6.10%, 11/1/2004	BBB+	1,021,810
1,000,000	Richland County, SC, Refunding Revenue Bond, Series C, 6.20%, 11/1/2005	BBB+	1,022,150
1,000,000	Richland County, SC, Refunding Revenue Bond, Series C, 6.30%, 11/1/2006	BBB+	1,023,590
125,000	Rock Hill, SC Housing Development Corp., Multi- Family Refunding Revenue Bonds, 7.50%, 7/1/2010	Aaa	129,064
2,630,000	Rock Hill, SC Utility System, Refunding Revenue Bond, 5.25% (AMBAC INS)/(Original Issue Yield: 5.40%), 1/1/2008	AAA	2,611,222
1,190,000	South Carolina Job Development Authority, Series A, Refunding Bonds, 5.20% (South Carolina Baptist Hospital)/(AMBAC INS)/(Original Issue Yield: 5.30%), 8/1/2006	AAA	1,177,993
2,000,000	South Carolina Job Development Authority, Revenue Bonds, 5.25% (Anderson Area Medical Center, Inc.)/(MBIA INS)/(Original Issue Yield: 5.63%), 2/1/2015	AAA	1,853,960
500,000	South Carolina Resources Authority, Local Government Program, Revenue Bonds, Series A, 7.00%, 6/1/2003	AA	510,805
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds, Series A-3, 5.80% (Original Issue Yield: 5.90%), 9/1/2004	AAA	$ 1,016,620
1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds, Series B, 5.70% (Original Issue Yield: 5.75%), 9/1/2005	A	1,001,020
3,475,000	South Carolina State Housing Finance & Development Authority, Refunding Revenue Bonds, Series A, 6.15%, 7/1/2008	AA	3,509,820
800,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, 7.30% (FHA/VA MTGS GTD), 7/1/2011	AA	826,640
995,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A-1, 6.45% (FHA/VA MTGS GTD), 7/1/2017	Aa2	1,007,378
335,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series C, 7.70% (FHA/VA MTGS GTD), 7/1/2010	AA	340,604
360,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series C, 7.75% (FHA/VA MTGS GTD), 7/1/2022	AA	367,438
500,000	South Carolina State Ports Authority, Refunding Revenue Bond, 6.50% (AMBAC INS)/(Original Issue Yield: 6.75%), 7/1/2006	AAA	517,900

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 500,000	South Carolina State Ports Authority, Refunding Revenue Bonds, 6.625% (Original Issue Yield: 6.823%), 7/1/2011	AAA	$ 518,550
260,000	South Carolina State Ports Authority, Refunding Revenue Bonds, 6.75% (AMBAC INS)/(Original Issue Yield: 6.90%), 7/1/2021	AAA	269,984
500,000	South Carolina State Ports Authority, Revenue Bonds, 6.50% (AMBAC INS)/(Original Issue Yield: 6.75%), 7/1/2006	AAA	517,900
500,000	South Carolina State Ports Authority, Revenue Bonds, 6.625% (AMBAC INS)/(Original Issue Yield: 6.823%), 7/1/2011	AAA	518,550
265,000	South Carolina State Ports Authority, Revenue Bonds, 6.75% (AMBAC INS)/(Original Issue Yield: 6.90%), 7/1/2021	AAA	275,176
670,000	South Carolina State Public Service Authority, Series B, 6.50% (Original Issue Yield: 7.24%), 7/1/2026	AAA	695,554
2,495,000	South Carolina State Public Service Authority, Series C, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.47%), 1/1/2032	AAA	2,116,084
5,000,000	South Carolina State Public Service Authority, Electric, Light, & Power Improvement Refunding Revenue Bonds, 7.10%, 7/1/2021	AAA	5,222,000
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bond, Series C, 5.00% (AMBAC INS)/(Original Issue Yield: 5.25%), 1/1/2014	AAA	2,303,700
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,585,000	South Carolina State Public Service Authority, Refunding Revenue Bond, 5.125% (MBIA INS)/(Original Issue Yield: 5.40%), 1/1/2021	AAA	$ 2,268,544
2,250,000	South Carolina State Public Service Authority, Refunding Revenue Bond, 5.50% (AMBAC INS)/(Original Issue Yield: 5.834%), 1/1/2023	AAA	2,086,830
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, Series A, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 1/1/2032	AAA	2,120,325
1,000,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 1/1/2014	AAA	921,480
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 1/1/2025	AAA	2,116,900
1,000,000	South Carolina State Public Service Authority, Revenue Bond, Series D, 5.80% (Santee Cooper), 7/1/2000	AA-	1,000,860
2,000,000	South Carolina State Public Service Authority, Revenue Bond, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 1/1/2015	AAA	1,828,220
1,950,000	South Carolina State Public Service Authority, Revenue Bonds, Series D, 6.50% (Santee Cooper)/(AMBAC INS)/(Original Issue Yield: 6.553%), 7/1/2014	AAA	2,044,848
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.30%), 1/1/2018	AAA	2,219,350

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,040,000	South Carolina State, GO UT, Series A, Highway Improvement Bonds, 4.50%, 4/1/2020	AAA	$ 850,491
2,540,000	South Carolina State, GO UT, Series A, Highway Improvement Bonds, 4.50% (Original Issue Yield: 4.90%), 2/1/2010	AAA	2,323,643
2,625,000	South Carolina State, GO UT, Series A, Highway Improvement Bonds, 4.50% (Original Issue Yield: 4.95%), 2/1/2011	AAA	2,372,685
800,000	South Carolina State, GO UT, Series A, Highway Improvement Bonds, 4.50%, 4/1/2021	AAA	648,896
1,400,000	South Carolina State, GO UT, Series B, Highway Improvement Bonds, 5.625%, 7/1/2008	AAA	1,439,256
1,210,000	South Carolina State, GO UT Bonds, Series A, State Highway, 4.50%, 4/1/2023	AAA	968,581
3,900,000	South Carolina State, GO UT Bonds, Series A, 4.60% (Original Issue Yield: 4.93%), 5/1/2019	AAA	3,271,281
4,500,000	South Carolina State, GO UT Revenue Bonds, Series A, 5.00% (Original Issue Yield: 5.45%), 3/1/2008	AAA	4,444,245
1,150,000	South Carolina State, GO UT, State Highway, 4.50%, 4/1/2022	AAA	926,543
1,000,000	South Carolina State, GO UT, 5.75% (Original Issue Yield: 4.70%), 8/1/2003	AAA	1,022,370
325,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/(Original Issue Yield: 6.05%), 3/1/2002	AAA	329,953
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 350,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/(Original Issue Yield: 6.15%), 3/1/2003	AAA	$ 357,325
375,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/(Original Issue Yield: 6.25%), 3/1/2004	AAA	383,602
975,000	South Carolina State, Revenue Bond, 4.00% (Columbia Mill Building)/(MBIA INS)/(Original Issue Yield: 5.10%), 2/1/2007	AAA	880,289
1,000,000	South Carolina State, GO UT, Series A, 4.25% (Original Issue Yield: 5.60%), 3/1/2009	AAA	899,510
590,000	South Carolina State, State Capital Improvement, Series B, 5.75%, 8/1/2000	AAA	591,121
10,900,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 4.50% (MBIA INS), 10/1/2016	AAA	9,027,598
1,040,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.00% (MBIA INS), 10/1/2007	AAA	1,021,478
10,500,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 10/1/2024	Aaa	9,608,550
6,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, 4.50% (MBIA INS), 10/1/2014	AAA	5,088,360

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,000,000	Spartanburg County, SC Health Services District, Inc., Refunding Revenue Bond, Series B, 5.125% (MBIA INS)/(Original Issue Yield: 5.55%), 4/15/2022	AAA	$ 863,040
2,595,000	Spartanburg County, SC Health Services District, Inc., Refunding Revenue Bond, 5.00% (AMBAC INS)/(Original Issue Yield: 5.60%), 4/15/2011	AAA	2,460,190
3,000,000	Spartanburg County, SC Health Services District, Inc., Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.70%), 4/15/2015	AAA	2,921,100
1,125,000	Spartanburg County, SC Hospital Facilities, Revenue Bond, Series B, 6.20% (Spartanburg General Hospital System)/(FSA INS), 4/15/2002	AAA	1,147,455
955,000	Spartanburg County, SC Hospital Facilities, Revenue Bond, Series B, 6.30% (Spartanburg General Hospital System)/(FSA INS), 4/15/2003	AAA	994,843
3,000,000	Spartanburg County, SC Hospital Facilities, Refunding Revenue Bonds, 6.55% (Spartanburg General Hospital System)/(FSA INS), 4/15/2010	AAA	3,105,840
450,000	Spartanburg, SC Leased Housing Corp., Refunding Revenue Bonds, 7.50%, 10/1/2011	A2	466,677
1,000,000	Spartanburg, SC Waterworks, Refunding Revenue Bonds, 5.00% (FGIC INS), 6/1/2027	AAA	851,890
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,035,000	Sumter County, SC Hospital Facilities, Refunding Revenue Bond, 6.50% (Tuomey Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 6.80%), 11/15/2002	AAA	$ 1,068,855
965,000	Sumter County, SC Hospital Facilities, Refunding Revenue Bond, 6.50% (Tuomey Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 6.80%), 11/15/2002	AAA	998,592
635,000	Sumter County, SC Hospital Facilities, Refunding Revenue Bond, 6.45% (Tuomey Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/15/2000	AAA	640,296
920,000	Sumter County, SC Hospital Facilities, Refunding Revenue Bond, 6.45% (Tuomey Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/15/2000	AAA	927,148
475,000	Sumter County, SC Hospital Facilities, Refunding Revenue Bond, 6.625% (Tuomey Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 6.98%), 11/15/2004	AAA	503,049
525,000	Sumter County, SC Hospita l Facilities, Refunding Revenue Bond, 6.625% (Tuomey Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 6.98%), 11/15/2004	AAA	553,014

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,295,000	University South Carolina, Parking Facilities Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.40%), 5/1/2015	AAA	$ 2,095,037
1,015,000	University of South Carolina, Revenue Bond, 5.60% (AMBAC INS)/(Original Issue Yield: 5.70%), 6/1/2017	Aaa	987,372
3,465,000	University of South Carolina, Revenue Bonds, 5.70% (MBIA INS), 6/1/2020	AAA	3,349,165
990,000	Western Carolina Regional Sewer Authority, SC, Partially Prerefunded Revenue Bond, 7.00% (AMBAC INS)/(Original Issue Yield: 7.125%), 3/1/2002	AAA	1,011,523
1,000,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bond, 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 3/1/2004	AAA	999,080
2,090,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bond, 5.40% (FGIC INS)/(Original Issue Yield: 5.465%), 3/1/2007	AAA	2,098,924
2,300,000	Western Carolina Regional Sewer Authority, SC, Sewer System Revenue Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.627%), 3/1/2010	AAA	2,305,014
1,830,000	York County, SC PCR, Refunding Revenue Bond, Series A, 7.40%, 1/1/2010	BBB	1,872,584

(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,000,000	York County, SC, GO UT Refunding Bonds, 4.90% (AMBAC INS)/(Original Issue Yield: 5.10%), 6/1/2010	AAA	$ 943,370

	Total		320,665,885

	Puerto Rico—1.1%
35,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	30,316
1,115,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series DD, 5.00% (MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	965,791
150,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	129,927

Principal Amount or Shares		Credit Rating*	Value

Long-Term Municipals—continued
	Puerto Rico—continued
$ 2,800,000	Puerto Rico Public Building Authority, Series B, 5.25% (FSA INS)/(Original Issue Yield: 5.65%), 7/1/2021	AAA	$ 2,583,504

	Total		3,709,538

	Total Long-Term Municipals (identified cost $331,428,776)		324,375,423

Open-End Investment Companies—0.1%
36,261	AIM Global Management Short Term Investments		36,261
4,562	Dreyfus Tax Exempt Money Market Fund		4,562
145,340	Federated Tax-Free Obligations Fund		145,340
27,365	Fidelity Tax Exempt Money Market Fund		27,365

	Total Open-End Investment Companies (at cost)		213,528

	Total Investments (identified cost $331,642,304)		$324,588,951

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2000 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—97.0%
	Virginia—95.9%
$ 500,000	Albemarle County, VA, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.634%), 8/1/2006	A+	$ 504,865
250,000	Alexandria, VA, GO UT, 5.65% (Original Issue Yield: 5.70%), 12/1/2001	AAA	253,167
850,000	Arlington County, VA, GO UT Refunding Bonds, 6.00%, 6/1/2004	AAA	880,005
1,255,000	Arlington County, VA, Refunding Bonds, 4.70% (Original Issue Yield: 4.75%), 6/1/2006	AAA	1,219,170
1,070,000	Arlington, VA IDA, Series A, 6.55% (Original Issue Yield: 6.55%), 9/1/2003	Aaa	1,112,843
1,100,000	Arlington, VA IDA, Refunding Revenue Bonds, 5.30% (Arlington Hospital)/(United States Treasury PRF)/(Original Issue Yield: 5.47%), 9/1/2003	A1	973,852
200,000	Augusta County, VA IDA, Refunding Revenue Bond, 6.30% (AMBAC INS)/ (Original Issue Yield: 6.40%), 9/1/2002	AAA	207,482
2,000,000	Augusta County, VA IDA, Revenue Bonds, 6.625% (Augusta Hospital Corp.)/(AMBAC INS)/(Original Issue Yield: 6.817%), 9/1/2012	AAA	2,082,620
1,700,000	Big Stone Gap, VA Redevelopment & Housing Authority, 5.50% (Wallens Ridge Development Project)/ (Original Issue Yield: 5.75%), 9/1/2015	AA+	1,649,510

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 1,000,000	Chesapeake Bay Bridge & Tunnel District, VA, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 4.86%), 7/1/2025	AAA	$ 951,050
1,750,000	Chesapeake, VA, GO UT, 5.40% (Original Issue Yield: 5.50%), 5/1/2008	AA	1,766,170
1,485,000	Chesterfield County, VA, 4.50% (Original Issue Yield: 4.75%), 1/1/2019	AAA	1,229,431
1,000,000	Chesterfield County, VA, GO UT, 5.60% (Original Issue Yield: 5.65%), 7/15/2006	AAA	1,026,710
250,000	Culpeper, VA IDA, Refunding Revenue Bond, 6.40% (FHA INS), 1/15/2003	AA-	251,585
600,000	Danville, VA, GO UT, 6.40% (Original Issue Yield: 6.45%), 5/1/2009	A3	626,418
500,000	Danville, VA, GO UT, 6.40% (Original Issue Yield: 6.50%), 5/1/2010	A3	522,015
1,000,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.00% (Inova Health System)/(AMBAC INS)/ (Original Issue Yield: 5.30%), 8/15/2013	AAA	936,900
400,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.00% (Inova Health System)/(Original Issue Yield: 5.10%), 8/15/2008	AA	379,932
1,250,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.25% (Inova Health System)/(FSA INS)/(Original Issue Yield: 5.35%), 8/15/2019	AAA	1,152,537
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 1,000,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.25% (Inova Health System)/(Original Issue Yield: 5.35%), 8/15/2019	AA	$ 917,740
2,735,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%), 4/1/2022	AAA	2,895,353
1,265,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%), 4/1/2022	AA	1,270,465
500,000	Fairfax County, VA Water Authority, Revenue Bonds, 5.00% (Original Issue Yield: 5.375%), 4/1/2016	AA	455,265
3,800,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 4/1/2021	AA	3,353,234
1,000,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.30%), 4/1/2029	AA	852,070
570,000	Fairfax County, VA, Series B, GO UT, 6.00% (Original Issue Yield: 6.10%), 5/1/2007	AAA	580,249
2,000,000	Fairfax County, VA, GO UT Refunding Bonds, Series A, 4.50% (Original Issue Yield: 4.68%), 6/1/2013	AAA	1,754,080
500,000	Fairfax County, VA, GO UT, Series A, 5.00% (Original Issue Yield: 5.07%), 6/1/2018	AAA	450,255
850,000	Fairfax County, VA, GO UT, 4.50% (Original Issue Yield: 4.426%), 6/1/2010	AAA	774,579
5,000,000	Fairfax County, VA, GO UT, 4.50% (Original Issue Yield: 4.73%), 6/1/2014	AAA	4,324,150

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 500,000	Hampton Roads, VA Sanitation District, Refunding Revenue Bond, 4.30% (Original Issue Yield: 4.40%), 10/1/2000	AA	$ 499,490
1,000,000	Hampton, VA, GO UT, 5.90% (Original Issue Yield: 6.00%), 1/15/2007	AA	1,046,460
500,000	Hanover County, VA IDA, Revenue Bond, 4.50% (Original Issue Yield: 4.60%), 8/15/2000	AAA	499,760
500,000	Hanover County, VA IDA, Revenue Bond, 5.375% (Original Issue Yield: 5.55%), 5/1/2004	Aa	500,500
250,000	Hanover County, VA IDA, Revenue Bond, 6.00% (MBIA INS)/(Original Issue Yield: 6.10%), 10/1/2001	AAA	253,682
1,000,000	Hanover County, VA IDA, Revenue Bonds, 6.375% (Memorial Regional Medical Center)/(MBIA INS), 8/15/2018	AAA	1,056,830
250,000	Harrisonburg, VA Redevelopment & Housing Authority, Refunding Revenue Bond, 6.60% (Original Issue Yield: 6.70%), 9/1/2002	A2	260,045
2,000,000	Henrico County, VA, GO UT Refunding Bonds, 5.30% (Original Issue Yield: 5.45%), 1/15/2010	AAA	1,995,260
400,000	Henrico County, VA, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.65%), 5/1/2013	AA-	409,244
600,000	Henrico County, VA, Refunding Revenue Bond, 6.25% (Original Issue Yield: 6.25%), 5/1/2013	AA-	609,732
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 250,000	Henry County, VA Public Service Authority, Refunding Revenue Bond, 6.00% (FGIC INS)/(Original Issue Yield: 6.05%), 11/15/2003	AAA	$ 254,720
1,000,000	James City County, VA, GO UT, 5.20% (State Aid Withholding GTD)/(FGIC INS)/(Original Issue Yield: 5.35%), 12/15/2010	AAA	988,570
250,000	Loudoun County, VA Sanitation Authority, Refunding Revenue Bond, 6.00% (FGIC INS)/(Original Issue Yield: 6.05%), 1/1/2003	AAA	255,702
1,000,000	Loudoun County, VA Sanitation Authority, Revenue Bonds, 4.75% (MBIA INS), 1/1/2021	AAA	835,180
1,000,000	Loudoun County, VA Sanitation Authority, Revenue Bonds, 4.75% (MBIA INS)/ (Original Issue Yield: 5.04%), 1/1/2030	AAA	806,210
1,000,000	Loudoun County, VA, Series C, 5.25% (Original Issue Yield: 5.33%), 12/1/2014	AA	959,330
1,000,000	Manassa, VA, GO UT, 5.00% (Original Issue Yield: 5.05%), 1/1/2012	AA-	947,280
50,000	Metropolitan Washington, DC Airport Authority, Refunding Revenue Bond, 4.90% (MBIA INS)/(Original Issue Yield: 5.00%), 10/1/2005	AAA	49,349
1,000,000	Newport News, VA, GO UT, Series A, 5.20% (Original Issue Yield: 5.35%), 1/15/2018	AA	921,500
1,000,000	Newport News, VA, GO UT, Series A, 6.00% (Original Issue Yield: 6.05%), 6/1/2006	AA	1,028,410
1,000,000	Newport News, VA, GO UT, Series A, 6.00% (Original Issue Yield: 6.10%), 6/1/2007	AA	1,030,670

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 500,000	Newport News, VA, GO UT Bonds, Series A, 5.80% (Original Issue Yield: 5.85%), 6/1/2004	AA	$ 510,055
900,000	Norfolk, VA IDA, Refunding Revenue Bonds, 5.50% (Sentara Hospitals), 11/1/2017	AA	853,128
1,000,000	Norfolk, VA IDA, Refunding Revenue Bonds, 6.50% (Daughter’s Charity-DePaul Hospital), 12/1/2007	Aa2	1,052,810
2,500,000	Norfolk, VA IDA, Refunding Revenue Bonds, 6.50% (Sentara Hospitals), 11/1/2013	AA	2,613,575
100,000	Norfolk, VA IDA, Revenue Bonds, Series A, 6.75% (Children’s Hospital King’s Group), 6/1/2001		102,000
250,000	Norfolk, VA IDA, Revenue Bonds, 6.80% (Sentara Hospitals)/(Original Issue Yield: 6.85%), 11/1/2002	AA	260,012
1,000,000	Norfolk, VA, GO UT Refunding Bonds, Series A, 6.00% (Original Issue Yield: 6.20%), 2/1/2008	AAA	1,028,360
125,000	Norfolk, VA, GO UT Refunding Bonds, 5.00% (FGIC INS), 7/1/2009	AAA	122,010
500,000	Norfolk, VA, GO UT Refunding Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.05%), 7/1/2015	AAA	461,305
1,000,000	Norfolk, VA, GO UT Refunding Bonds, 5.25% (Original Issue Yield: 5.35%), 2/1/2006	AA	1,001,360
2,000,000	Norfolk, VA, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 2/1/2008	AA	2,014,140
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 500,000	Peumansend Creek Regional Jail Authority, VA, Revenue Bonds, 5.00% (MBIA INS)/ (Original Issue Yield: 5.05%), 6/1/2006	AAA	$ 494,775
250,000	Portsmouth, VA, GO UT Refunding Bonds, 6.25%, 11/1/2002	AA-	256,817
2,000,000	Prince William County, VA IDA, Refunding Revenue Bonds, 6.85% (Original Issue Yield: 6.938%), 10/1/2025	Aaa	2,192,140
500,000	Prince William County, VA, Certificate of Participation Refunding Bonds, 5.20% (MBIA INS)/(Original Issue Yield: 5.35%), 12/1/2005	AAA	498,700
500,000	Prince William County, VA, GO UT Bonds, Series C, 5.00% (Original Issue Yield: 5.10%), 8/1/2006	AA	496,435
1,000,000	Prince William County, VA, GO UT Refunding Bonds, 5.90% (Original Issue Yield: 6.00%), 12/1/2003	AA	1,026,020
1,980,000	Richmond, VA Metropolitan Authority Expressway, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/15/2022	AAA	1,809,463
1,000,000	Richmond, VA Public Utility, Refunding Revenue Bonds, 5.125% (FGIC INS)/ (Original Issue Yield: 5.31%), 1/15/2028	AAA	872,290
1,500,000	Richmond, VA, GO UT Bonds, 5.50% (State Aid Withholding INS)/(Original Issue Yield: 5.72%), 7/15/2023	AA	1,405,860
1,000,000	Richmond, VA, GO UT Refunding Bonds, Series B, 5.00% (FGIC INS)/(Original Issue Yield: 5.259%), 1/15/2021	AAA	875,550

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 1,000,000	Rivanna Water & Sewer Authority, Refunding Revenue Bonds, 4.80% (Original Issue Yield: 5.10%), 10/1/2015	A+	$ 878,790
500,000	Roanoke County, VA Water System, Refunding Revenue Bonds, 5.00% (FGIC INS), 7/1/2021	AAA	434,945
250,000	Roanoke, VA IDA, Refunding Bonds, Series B, 5.80% (Roanoke Memorial Hospital)/(Original Issue Yield: 5.90%), 7/1/2005	AA-	252,923
250,000	Roanoke, VA, GO UT Bonds, Series B, 6.00%, 8/1/2003	AA	254,713
2,225,000	Roanoke, VA, GO UT Bonds, 5.25% (Original Issue Yield: 5.30%), 8/1/2024	AA	1,991,197
1,000,000	Roanoke, VA, GO UT Bonds, 6.20%, 8/1/2005	AA	1,025,830
1,250,000	Roanoke, VA, GO UT Bonds, 6.30% (Original Issue Yield: 6.35%), 8/1/2007	AA	1,289,600
500,000	Spotsylvania County, VA, GO UT Bonds, 5.40% (Original Issue Yield: 5.45%), 7/15/2004	A+	505,205
1,000,000	Spotsylvania County, VA, GO UT Bonds, 5.50% (Original Issue Yield: 5.55%), 7/15/2005	A+	1,027,590
1,000,000	Spotsylvania County, VA, GO UT Bonds, 5.70% (Original Issue Yield: 5.75%), 7/15/2007	A+	1,031,570
1,500,000	University of Virginia, Refunding Revenue Bonds, Series A, 5.20% (Original Issue Yield: 5.45%), 6/1/2015	AA+	1,418,265
3,010,000	Upper Occoquan Sewage Authority, VA, Series A, 4.75% (MBIA INS)/(Original Issue Yield: 5.30%), 7/1/2029	AAA	2,430,244
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 250,000	Upper Occoquan Sewage Authority, VA, Refunding Bonds, 5.45% (AMBAC INS)/ (Original Issue Yield: 5.55%), 7/1/2003	AAA	$ 253,060
250,000	Virginia Beach, VA IDA, Hospital Facilities Revenue Bonds, 6.30% (Sentara Bayside Hospital)/(Sentara Bayside Hospital LOC)/(Original Issue Yield: 6.35%), 11/1/2004	AA	259,733
500,000	Virginia Beach, VA IDA, Refunding Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/15/2007	AAA	491,725
250,000	Virginia Beach, VA, Certificate of Participation Bonds, 6.90% (FGIC INS)/(Original Issue Yield: 6.95%), 9/1/2000	AAA	251,440
1,250,000	Virginia Beach, VA, GO UT Bonds, Series C, 6.10% (Original Issue Yield: 6.15%), 8/1/2002	AA	1,279,525
1,000,000	Virginia Beach, VA, GO UT Bonds, 5.70%, 7/15/2006	AA	1,032,390
250,000	Virginia Beach, VA, GO UT Bonds, 5.80%, 2/1/2003	AA	254,885
1,000,000	Virginia Beach, VA, GO UT Bonds, 5.80%, 7/15/2007	AA	1,034,380
1,000,000	Virginia Beach, VA, GO UT Refunding Bonds, 6.20% (State Aid Withholding INS)/(Original Issue Yield: 6.25%), 9/1/2014	AA	1,057,020
860,000	Virginia College Building Authority, Series A, 5.00% (Original Issue Yield: 5.275%), 9/1/2016	AA	781,826
1,000,000	Virginia College Building Authority, Refunding Revenue Bonds, 5.80% (Washington & Lee University Project), 1/1/2024	AAA	1,040,810

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 815,000	Virginia College Building Authority, Revenue Bonds, Series A, 4.625%, 9/1/2014	AA	$ 710,721
500,000	Virginia College Building Authority, Revenue Bonds, 5.00%, 8/1/2008	AA+	489,960
1,500,000	Virginia Polytechnical Institute & State University, Refunding Revenue Bonds, Series C, 5.50% (Original Issue Yield: 5.70%), 6/1/2016	AA	1,452,735
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.10%, 1/1/2007	AA+	501,040
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.20%, 1/1/2008	AA+	511,610
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.30%, 1/1/2009	AA+	512,225
400,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.45%, 5/1/2001	AA+	402,828
870,000	Virginia State Housing Development Authority, Revenue Bonds, Series A, 6.40%, 7/1/2017	AA+	881,902
1,000,000	Virginia State Housing Development Authority, Revenue Bonds, Series B, 6.35%, 1/1/2015	AA+	1,013,720
500,000	Virginia State Housing Development Authority, Revenue Bonds, Series C, 5.45%, 7/1/2002	AA+	502,455
560,000	Virginia State Housing Development Authority, Revenue Bonds, Series F, 6.40%, 7/1/2017	AA+	564,816
2,000,000	Virginia State Public Building Authority, Series A, Refunding Bonds, 5.40%, 8/1/2012	AA+	1,966,100
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 515,000	Virginia State Public Building Authority, Series B, 5.50% (Original Issue Yield: 5.63%), 8/1/2014	AA+	$ 505,771
300,000	Virginia State Public Building Authority, Refunding Bonds, Series A, 5.00%, 8/1/2004	AA+	298,920
3,000,000	Virginia State Public Building Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.64%), 8/1/2009	AA+	2,904,420
500,000	Virginia State Public Building Authority, Revenue Bonds, Series C, 5.20% (Original Issue Yield: 5.30%), 8/1/2003	AA+	501,770
2,550,000	Virginia State Public School Authority, Series B, 5.25% (Original Issue Yield: 5.58%), 1/1/2010	AA	2,526,234
2,000,000	Virginia State Public School Authority, 5.13% (Original Issue Yield: 5.28%), 8/1/2016		1,850,740
1,405,000	Virginia State Public School Authority, GO, Series B, 5.50%, 8/1/2011	AA+	1,406,630
1,000,000	Virginia State Public School Authority, Refunding Revenue Bond, Series I, 5.25%, 8/1/2010	AA+	990,230
2,000,000	Virginia State Public School Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.10%), 8/1/2012	AA+	1,887,420
250,000	Virginia State Public School Authority, Revenue Bonds, Series A, 6.30% (Original Issue Yield: 6.40%), 8/1/2001	AA	254,370
1,000,000	Virginia State Public School Authority, Revenue Refunding Bonds, 6.25% (Original Issue Yield: 6.30%), 1/1/2004	AA	1,031,570

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 300,000	Virginia State Public School Authority, School Financing Revenue Bonds, Series B, 5.75% (State Aid Withholding COL), 1/1/2008	AA	$ 305,475
250,000	Virginia State Resource Authority Solid Waste Disposal Systems, Revenue Bonds, Series B, 5.20%, 5/1/2003	AA	250,960
225,000	Virginia State Resources Authority Water and Sewer System, Refunding Bonds, 5.65% (Original Issue Yield: 5.75%), 10/1/2004	AA	229,608
1,000,000	Virginia State Resources Authority Water and Sewer System, Refunding Revenue Bonds, 5.25% (Appomattox River Water Authority)/ (Original Issue Yield: 5.70%), 10/1/2013	AA	957,840
1,000,000	Virginia State Resources Authority Water and Sewer System, Revenue Bonds, Series A, 5.60% (Original Issue Yield: 5.75%), 10/1/2025	AA	1,020,690
690,000	Virginia State Resources Authority Water and Sewer System, Revenue Bonds, 5.50% (Original Issue Yield: 5.80%), 10/1/2022	AA	651,436
500,000	Virginia State Transportation Board, Revenue Bonds, 5.80%, 5/15/2001	AA	505,165
2,000,000	Virginia State University- Virginia Commonwealth, Revenue Bonds, Series A, 5.75% (Original Issue Yield: 5.827%), 5/1/2021	AA-	1,944,220
250,000	Virginia State, GO UT Bonds, Series A, 5.90% (Original Issue Yield: 5.95%), 6/1/2000	AAA	250,000
250,000	Virginia State, GO UT Bonds, Series C, 5.80%, 6/1/2004	AAA	253,453
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 1,000,000	Virginia State, GO UT Bonds, 5.50% (Original Issue Yield: 5.55%), 6/1/2006	AAA	$ 1,016,360
1,000,000	Virginia State, GO UT Bonds, 6.00%, 6/1/2006	AAA	1,020,110
750,000	Washington County, VA IDA, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.16%), 7/1/2014	A2	785,445

	Total		123,645,046

	Puerto Rico—1.1%
1,595,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	1,381,557
40,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series DD, 5.00% (MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	34,647
45,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds, Series A, 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	38,978

	Total		1,455,182

	Total Long-Term Municipals (identified cost $127,558,673)		125,100,228

Shares		Credit Rating*	Value

Open-End Investment Companies—1.6%
599	AIM Global Management Short Term Investments		$ 599
1,137	Dreyfus Tax Exempt Money Market Fund		1,137
266,979	Federated Tax-Free Obligations Fund		266,979
1,780,500	Fidelity Tax Exempt Money Market Fund		1,780,500

	Total Open-End Investment Companies (at cost)		2,049,215

	Total Investments (identified cost $129,607,888)		$ 127,149,443

(See Notes to Portfolios of Investments)

NOTES TO PORTFOLIOS OF INVESTMENTS

*	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1)	Non-income producing.

(2)	Represents securities held as collateral within a margin account, used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)
Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At May 31, 2000, the Emerging Markets Fund, Intermediate Fixed Income Fund, and Short Term Fixed Income Fund held restricted securities amounting to $5,082,701, $991,251, and $1,078,957 respectively, which represents 2.4%, 0.8%, and 2.3% respectively, of net assets.

The following abbreviations are used in these portfolios:

ADR—American Depository Receipt
AID-Agency of International Development
AMBAC— American Municipal Bond Assurance Corporation
BANS—Bond Anticipation Notes
CGIC—Capital Guaranty Insurance Corporation
COL—Collateralized
FGIC—Financial Guaranty Insurance Corporation
FHA—Federal Housing Administration
FNMA—Federal National Mortgage Association
FSA—Financial Security Assurance
GDR—Global Depository Receipt
GO—General Obligation
GTD—Guaranteed
HFA—Housing Finance Authority
IDA—Industrial Development Authority

IFA—Industrial Finance Authority
INS—Insured
LOC—Letter of Credit
MBIA—Municipal Bond Investors Assurance
MTGS—Mortgages
MTN—Medium Term Note
PCFA—Pollution Control Finance Authority
PCR—Pollution Control Revenue
PRF—Prerefunded
SFM—Single Family Mortgage
UT—Unlimited Tax
VA—Veterans Administration

Fund	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation/ (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets**

Equity Fund	$316,138,457	$111,495,842	$120,158,184	$8,662,342	$407,759,160
Quantitative Equity Fund	362,313,404	357,251,320	364,567,012	7,315,692	719,549,039
Growth and Income Fund	168,856,951	145,959,027	152,811,425	6,852,398	314,973,185
Equity Index Fund	261,339,135	274,739,444	289,526,878	14,787,434	536,319,239
Special Values Fund	182,381,756	4,958,302	26,077,284	21,118,982	187,607,513
Emerging Markets Fund	180,573,864	27,812,142	49,802,511	21,990,369	208,426,133
Personal Equity Fund	255,808,590	184,612,215	194,625,438	10,013,223	440,426,954
Balanced Fund	592,673,862	123,809,210	143,453,301	19,644,091	705,018,908
Fixed Income Fund	602,616,591	(26,484,312)	2,135,704	28,620,016	551,357,373
Intermediate Fixed Income Fund	137,570,550	(4,968,030)	294,711	5,262,741	132,137,343
Short-Term Fixed Income Fund	47,092,017	(1,177,924)	—	1,177,924	46,476,808
Georgia Municipal Bond Fund	106,372,362	(2,275,096)	928,278	3,203,374	105,560,145
North Carolina Municipal Bond Fund	425,866,162	(10,369,830)	3,563,908	13,933,738	416,565,163
South Carolina Municipal Bond Fund	331,642,304	(7,053,353)	3,489,579	10,542,932	329,152,904
Virginia Municipal Bond Fund	129,607,888	(2,458,445)	1,335,494	3,793,939	128,898,931

**	The categories of investments are shown as a percentage of net assets at May 31, 2000.

At May 31, 2000, the following Funds had investments that were subject to alternative minimum tax:

Fund	Percentage of total market value subject to alternative minimum tax

Georgia Municipal Bond Fund	0.5%
North Carolina Municipal Bond Fund	0.2%
South Carolina Municipal Bond Fund	1.9%

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 2000 (UNAUDITED )

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth & Income Fund		Wachovia Equity Index Fund

Assets:
Investments in securities, at value	$384,711,014		$695,154,891		$306,095,753		$511,706,032
Investments in repurchase agreements	42,923,285		24,409,833		8,720,225		24,372,547
Cash	38,061		22,391		—		28,753
Income receivable	507,972		853,193		390,185		743,488
Receivable for investments sold	—		82,954		—		—
Receivable for shares sold	—		—		69,904		—

Total assets	428,180,332		720,523,262		315,276,067		536,850,820

Liabilities:
Payable for investments purchased	19,904,728		—				—
Payable for shares redeemed	85,069		286,418		16,083		96,784
Payable for daily variation margin	81,250		92,500		38,750		97,500
Payable to adviser	240,836		425,403		186,961		136,007
Accrued expenses	109,289		169,902		61,088		201,290

Total liabilities	20,421,172		974,223		302,882		531,851

Net Assets Consist of:
Paid in capital	282,880,811		332,247,068		150,344,699		259,930,231
Net unrealized appreciation of investments and futures contracts	111,575,022		357,193,154		146,260,129		274,848,521
Accumulated net realized gain on investments and futures contracts	12,756,790		29,761,150		18,260,196		845,191
Undistributed net investment income	546,537		347,667		108,161		695,296

Total Net Assets	$407,759,160		$719,549,039		$314,973,185		$536,319,239

Net Assets:
Class A Shares	$127,092,241		$ 92,904,899		$ 91,557,872		$189,715,597

Class B Shares	$ 10,896,651		$ 25,220,862		—		—

Class Y Shares	$269,770,268		$601,423,278		$223,415,313		$346,603,642

Shares Outstanding
Class A Shares	6,886,021		4,202,832		4,319,476		7,244,967
Class B Shares	595,196		1,149,502		—		—
Class Y Shares	14,611,851		27,164,478		10,530,308		13,217,747

Total Shares Outstanding	22,093,068		32,516,812		14,849,784		20,462,714

Net Asset Value Per Share
Class A Shares	$ 18.46		$ 22.11		$ 21.20		$ 26.19

Class B Shares	$ 18.31		$ 21.94		—		—

Class Y Shares	$ 18.46		$ 22.14		$ 21.22		$ 26.22

Offering Price Per Share*
Class A Shares	$ 19.59	**	$ 23.46	**	$ 22.49	**	$ 27.79	**

Class B Shares	$ 18.31		$ 21.94		—		—

Class Y Shares	$ 18.46		$ 22.14		$ 21.22		$ 26.22

Redemption Proceeds Per Share*
Class A Shares	$ 18.46		$ 22.11		$ 21.20		$ 26.19

Class B Shares	$ 17.39	***	$ 20.84	***	—		—

Class Y Shares	$ 18.46		$ 22.14		$ 21.22		$ 26.22

Investments, at identified cost	$316,138,457		$362,313,404		$168,856,951		$261,339,135

Investments, at tax cost	$316,138,457		$362,313,404		$168,856,951		$261,339,135

   *See “What do Shares Cost?” in the Prospectus.

  **Computation of Offering Price: 100/94.25 of net asset value.

 ***Computation of Redemption Price: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

MAY 31, 2000 (UNAUDITED )

	Wachovia Special Values Fund		Wachovia Emerging Markets Fund	Wachovia Personal Equity Fund		Wachovia Balanced Fund

Assets:
Investments in securities, at value	$168,058,897		$197,109,877	$414,192,111		$659,148,185
Investments in repurchase agreements	19,281,161		11,276,129	26,228,694		57,334,887
Cash	—		—	906		55,865
Cash denominated in foreign currencies	—		318,983	—		—
Income receivable	362,823		156,695	537,757		3,541,587
Receivable for investments sold	567,243		697,363	—		237,897
Receivable for shares sold	31,609		847,070	—		348,771

Total assets	188,301,733		210,406,117	440,959,468		720,667,192

Liabilities:
Payable for investments purchased	317,239		930,638	—		14,452,222
Payable for shares redeemed	63,881		944	133,397		267,986
Payable for capital gains taxes withheld	—		690,747	—		—
Payable for daily variation margin	95,000		—	60,000		263,078
Payable to adviser	126,970		175,720	260,811		389,210
Accrued expenses	91,130		188,557	78,306		275,788

Total liabilities	694,220		1,986,606	532,514		15,648,284

Net Assets consist of:
Paid in capital	172,648,458		196,113,949	243,871,796		551,103,042
Net unrealized appreciation of investments, futures contracts, and translation of assets and liabilities in foreign currency	3,128,357		27,805,873	184,667,481		122,697,620
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	10,859,040		(15,273,188)	11,524,508		28,170,869
Undistributed net investment income (Distributions in excess of net investment income)	971,658		(227,123)	363,169		3,047,377

Total Net Assets	$187,607,513		$208,419,511	$440,426,954		$705,018,908

Net Assets:
Class A Shares	$ 64,684,610		$ 20,489,270	$ 117,114		$209,422,271

Class B Shares	$ 395,237		—	—		$ 22,504,527

Class Y Shares	$122,527,666		$187,930,241	$440,309,840		$473,092,110

Shares Outstanding
Class A Shares	4,025,542		1,704,528	10,876		14,832,693
Class B Shares	24,699		—	—		1,598,821
Class Y Shares	7,616,506		15,599,858	40,849,970		33,466,513

Total Shares Outstanding	11,666,747		17,304,386	40,860,846		49,898,027

Net Asset Value Per Share
Class A Shares	$ 16.07		$ 12.02	$ 10.77		$ 14.12

Class B Shares	$ 16.00		—	—		$ 14.08

Class Y Shares	$ 16.09		$ 12.05	$ 10.78		$ 14.14

Offering Price Per Share*
Class A Shares	$ 17.05	**	$ 12.75 **	$ 11.43	**	$ 14.98	**

Class B Shares	$ 16.00		—	—		$ 14.08

Class Y Shares	$ 16.09		$ 12.05	$ 10.78		$ 14.14

Redemption Proceeds Per Share*
Class A Shares	$ 16.07		$ 12.02	$ 10.77		$ 14.12

Class B Shares	$ 15.20	***	—	—		$ 13.38	***

Class Y Shares	$ 16.09		$ 12.05	$ 10.78		$ 14.14

Investments, at identified cost	$182,381,756		$180,573,864	$255,808,590		$592,673,862

Investments, at tax cost	$182,381,756		$180,573,864	$255,808,590		$592,673,862

   *See “What do Shares Cost?” in the Prospectus.

  **Computation of Offering Price: 100/94.25 of net asset value.

 ***Computation of Redemption Price: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

MAY 31, 2000 (UNAUDITED )
	Wachovia Fixed Income Fund		Wachovia Intermediate Fixed Income Fund	Wachovia Short Term Fixed Income Fund	Wachovia Georgia Municipal Bond Fund	Wachovia North Carolina Municipal Bond Fund	Wachovia South Carolina Municipal Bond Fund	Wachovia Virginia Municipal Bond Fund

Assets:
Investments in securities, at value	$568,780,705		$129,920,939	$42,334,677	$104,097,266	$415,496,332	$324,588,951	$127,149,443
Investments in repurchase agreements	7,351,574		2,681,581	3,579,416	—	—	—	—
Cash	1,816,989		—	3,732	4,365	6,680	6,958	5,643
Income receivable	5,178,355		1,525,978	575,691	1,947,877	6,423,734	5,766,289	2,334,071
Receivable for investments sold	—		—	—	—	—	501,807	—
Receivable for shares sold	181,904		9,135	32,021	8,819	—	—	21,201

Total assets	583,309,527		134,137,633	46,525,537	106,058,327	421,926,746	330,864,005	129,510,358

Liabilities:
Payable for investments purchased	31,278,231		1,888,805	—	—	994,873	—	—
Payable for shares redeemed	16,652		—	—	—	2,512,198	131,135	—
Income distribution payable	—		—	—	430,493	1,618,127	1,379,170	530,467
Payable for daily variation margin	262,109		23,563	—	—	—	—	—
Payable to adviser	279,841		66,932	15,095	37,178	171,308	126,997	47,624
Accrued expenses	115,321		20,990	33,634	30,511	65,077	73,799	33,336

Total liabilities	31,952,154		2,000,290	48,729	498,182	5,361,583	1,711,101	611,427

Net Assets Consist of:
Paid in capital	581,664,702		137,855,732	50,753,316	109,708,750	430,086,794	336,751,230	133,463,660
Net unrealized depreciation of investments, futures contracts, and translation of assets and liabilities in foreign currency	(26,164,613)		(4,981,883)	(1,177,924)	(2,275,096)	(10,369,830)	(7,053,353)	(2,458,445)
Accumulated net realized loss on investments, futures, and foreign currency transactions	(4,918,331)		(757,566)	(3,103,968)	(1,874,403)	(3,230,015)	(608,804)	(2,107,837)
Undistributed net investment income	775,615		21,060	5,384	894	78,214	63,831	1,553

Total Net Assets	$551,357,373		$132,137,343	$46,476,808	$105,560,145	$416,565,163	$329,152,904	$128,898,931

Net Assets
Class A Shares	$ 65,974,477		$ 2,800,178	$ 8,997,969	$ 4,405,280	$ 7,483,820	$ 53,646,467	$ 6,971,723

Class B Shares	$ 835,666		—	—	—	—	—	—

Class Y Shares	$484,547,230		$129,337,165	$37,478,839	$101,154,865	$409,081,343	$275,506,437	$121,927,208

Shares Outstanding
Class A Shares	7,059,765		299,031	949,440	423,335	714,718	5,161,204	720,823
Class B Shares	89,456		—	—	—	—	—	—
Class Y Shares	51,869,330		13,809,573	3,955,614	9,720,530	39,068,048	26,505,921	12,606,319

Total Shares Outstanding	59,018,551		14,108,604	4,905,054	10,143,865	39,782,766	31,667,125	13,327,142

Net Asset Value Per Share
Class A Shares	$ 9.35		$ 9.36	$ 9.48	$ 10.41	$ 10.47	$ 10.39	$ 9.67

Class B Shares	$ 9.34		—	—	—	—	—	—

Class Y Shares	$ 9.34		$ 9.37	$ 9.47	$ 10.41	$ 10.47	$ 10.39	$ 9.67

Offering Price Per Share*
Class A Shares	$ 9.79	**	$ 9.80 **	$ 9.72 ***	$ 10.90 **	$ 10.96 **	$ 10.88 **	$ 10.13 **

Class B Shares	$ 9.34		—	—	—	—	—	—

Class Y Shares	$ 9.34		$ 9.37	$ 9.47	$ 10.41	$ 10.47	$ 10.39	$ 9.67

Redemption Proceeds Per Share*
Class A Shares	$ 9.35		$ 9.36	$ 9.48	$ 10.41	$ 10.47	$ 10.39	$ 9.67

Class B Shares	$ 8.87	****	—	—	—	—	—	—

Class Y Shares	$ 9.34		$ 9.37	$ 9.47	$ 10.41	$ 10.47	$ 10.39	$ 9.67

Investments, at identified cost	$600,316,591		$137,570,550	$47,092,017	$106,372,362	$425,866,162	$331,642,304	$129,607,888

Investments, at tax cost	$600,316,591		$137,570,550	$47,092,017	$106,372,362	$425,866,162	$331,642,304	$129,607,888

   *See “What do Shares Cost?” in the Prospectus.

  **Computation of Offering Price: 100/95.50 of net asset value.

 ***Computation of Offering Price: 100/97.50 of net asset value.
****	Computation of Redemption Proceeds: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )
	Wachovia Equity Fund	Wachovia Quantitative Equity Fund	Wachovia Growth & Income Fund	Wachovia Equity Index Fund	Wachovia Special Values Fund	Wachovia Emerging Markets Fund		Wachovia Personal Equity Fund	Wachovia Balanced Fund

Investment Income:
Dividends	$ 1,553,381	$ 4,152,025	$ 1,425,573	$ 3,051,684	$ 1,769,771	$ 1,735,687	*	$ 1,906,155	$ 2,096,558
Interest	1,417,218	594,896	312,220	1,252,597	832,900	318,306		750,867	9,069,598

Total income	2,970,599	4,746,921	1,737,793	4,304,281	2,602,671	2,053,993		2,657,022	11,166,156

Expenses:
Investment adviser fee	1,367,951	2,530,008	1,152,445	824,398	726,033	1,111,497		1,587,589	2,387,140
Administrative personnel and services fee	140,814	262,406	118,660	198,063	65,418	80,091		163,463	247,114
Custodian fees	35,563	54,893	30,945	46,230	18,153	175,197		40,273	52,852
Transfer and dividend disbursing agent fees and expenses	15,039	21,236	15,377	12,429	19,359	15,000		6,129	15,718
Directors’/Trustees’ fees	5,072	5,560	3,216	9,144	2,251	2,000		731	5,431
Auditing fees	7,859	8,179	7,294	7,510	7,713	12,122		7,650	7,739
Legal fees	5,030	3,309	2,178	4,773	3,595	5,000		3,851	3,127
Portfolio accounting fees	1,351	1,236	394	7,951	1,871	8,045		1,462	2,667
Distribution services fee— Class B Shares	38,532	94,744	—	—	1,402	—		—	83,261
Shareholder services fee— Class A Shares	159,854	114,911	118,719	237,038	81,342	24,506		107	264,935
Shareholder services fee— Class B Shares	12,844	31,581	—	—	467	—		—	27,754
Share registration costs	27,911	21,212	9,237	14,463	15,459	15,165		16,397	20,463
Printing and postage	12,601	8,660	8,072	11,274	7,491	10,529		9,000	12,841
Insurance premiums	263	920	862	824	593	1,250		1,196	987
Miscellaneous	3,186	1,412	1,280	1,461	3,092	7,000		829	1,992

Total expenses	1,833,870	3,160,267	1,468,679	1,375,558	954,239	1,467,402		1,838,677	3,134,021

Waivers—
Waiver of investment adviser fee	—	—	—	—	—	—		—	(165,019)

Net expenses	1,833,870	3,160,267	1,468,679	1,375,558	954,239	1,467,402		1,838,677	2,969,002

Net investment income	1,136,729	1,586,654	269,114	2,928,723	1,648,432	586,591		818,345	8,197,154

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments, futures contracts, and foreign currency transactions	14,895,595	30,634,818	18,722,308	1,998,784	11,084,403	12,166,867	**	11,729,830	30,525,275
Net change in unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	16,347,527	5,840,892	(10,382,180)	9,995,723	(2,987,013)	(6,990,247)		718,798	3,715,663

Net realized and unrealized gain (loss) on investments	31,243,122	36,475,710	8,340,128	11,994,507	8,097,390	5,176,620		12,448,628	34,240,938

Change in net assets resulting from operations	$32,379,851	$38,062,364	$ 8,609,242	$14,923,230	$ 9,745,822	$ 5,763,211		$13,266,973	$42,438,092

 *Net of foreign taxes withheld of $162,325.
**Net of foreign capital gain taxes of $321,853.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS — CONTINUED

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED )
	Wachovia Fixed Income Fund	Wachovia Intermediate Fixed Income Fund	Wachovia Short Term Fixed Income Fund	Wachovia Georgia Municipal Bond Fund	Wachovia North Carolina Municipal Bond Fund	Wachovia South Carolina Municipal Bond Fund	Wachovia Virginia Municipal Bond Fund

Investment Income:
Dividends	$ 1,434,614	$ 206,384	$ 12,980	$ —	$ —	$ —	$ —
Interest	17,697,334	4,247,963	1,519,041	2,954,992	11,007,900	9,473,116	3,632,967

Total income	19,131,948	4,454,347	1,532,021	2,954,992	11,007,900	9,473,116	3,632,967

Expenses:
Investment adviser fee	1,668,068	408,563	132,888	410,053	1,613,709	1,277,056	490,223
Administrative personnel and services fee	200,478	49,082	17,418	39,409	155,096	122,735	47,750
Custodian fees	46,564	13,619	4,832	10,935	38,524	31,791	13,249
Transfer and dividend disbursing agent fees and expenses	10,660	6,092	3,360	3,082	7,602	7,268	5,851
Directors’/Trustees’ fees	4,642	1,016	1,005	517	902	1,981	1,521
Auditing fees	7,783	7,458	7,445	7,251	7,396	7,428	8,235
Legal fees	3,243	1,700	1,714	1,760	1,716	1,595	1,782
Portfolio accounting fees	7,559	552	748	5,701	10,747	10,456	8,681
Distribution services fee—Class B Shares	3,005	—	—	—	—	—	—
Shareholder services fee—Class A Shares	85,242	3,919	12,032	5,949	9,950	70,639	9,169
Shareholder services fee—Class B Shares	1,002	—	—	—	—	—	—
Share registration costs	15,052	9,698	10,967	10,602	7,812	11,528	9,142
Printing and postage	9,045	6,994	9,940	9,231	6,534	6,964	5,589
Insurance premiums	293	330	507	502	384	492	132
Miscellaneous	5,443	1,001	1,951	7,062	4,064	1,536	925

Total expenses	2,068,079	510,024	204,807	512,054	1,864,436	1,551,469	602,249

Waivers—
Waiver of investment adviser fee	—	(2,210)	(40,557)	(178,031)	(563,520)	(493,239)	(195,603)

Net expenses	2,068,079	507,814	164,250	334,023	1,300,916	1,058,230	406,646

Net investment income	17,063,869	3,946,533	1,367,771	2,620,969	9,706,984	8,414,886	3,226,321

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments, futures contracts, and foreign curren- cy transactions	(2,858,402)	(712,058)	(39,053)	(1,298,922)	(3,213,498)	(609,580)	(672,668)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	(7,626,698)	(2,070,961)	(651,683)	(849,242)	(6,720,329)	(4,997,415)	(1,689,164)

Net realized and unrealized loss on investments	(10,485,100)	(2,783,019)	(690,736)	(2,148,164)	(9,933,827)	(5,606,995)	(2,361,832)

Change in net assets resulting from operations	$ 6,578,769	$1,163,514	$ 677,035	$ 472,805	$ (226,843)	$2,807,891	$ 864,489

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth & Income Fund
	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 1,136,729	$ 1,900,993	$ 1,586,654	$ 2,667,009	$ 269,114	$ 1,311,366
Net realized gain on investments and futures contracts	14,895,595	14,330,020	30,634,818	29,407,587	18,722,308	60,678,778
Net change in unrealized appreciation (depreciation) of investments and futures contracts	16,347,527	48,286,545	5,840,892	31,769,230	(10,382,180)	1,531,826

Change in net assets resulting from operations	32,379,851	64,517,558	38,062,364	63,843,826	8,609,242	63,521,970

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(221,250)	(362,278)	(76,148)	(504,434)	(24,451)	(456,714)
Class B Shares	—	(293)	—	(10,684)	—	—
Class Y Shares	(718,550)	(1,373,680)	(1,257,602)	(2,379,853)	(329,398)	(1,160,298)
Distributions from net realized gain on investments and futures contracts
Class A Shares	(3,446,576)	(6,403,780)	—	(9,777,137)	(16,149,793)	(15,960,065)
Class B Shares	(266,448)	(682,925)	—	(2,553,864)	—	—
Class Y Shares	(6,546,330)	(23,092,487)	—	(25,353,209)	(43,099,075)	(25,242,279)

Change in net assets from distributions to shareholders	(11,199,154)	(31,915,443)	(1,333,750)	(40,579,181)	(59,602,717)	(42,819,356)

Share Transactions—
Proceeds from sale of shares	75,488,170	126,213,398	23,370,415	45,216,048	12,072,357	79,304,120
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	373,318,412	—	—
Net asset value of shares issued to shareholders in payment of dividends declared	8,624,562	24,618,584	452,929	36,090,601	31,010,576	20,328,598
Cost of shares redeemed	(49,370,531)	(90,750,849)	(53,215,615)	(75,233,898)	(26,709,651)	(107,223,683)

Change in net assets from share transactions	34,742,201	60,081,133	(29,392,271)	379,391,163	16,373,282	(7,590,965)

Change in net assets	55,922,898	92,683,248	7,336,343	402,655,808	(34,620,193)	13,111,649
Net Assets:
Beginning of period	351,836,262	259,153,014	712,212,696	309,556,888	349,593,378	336,481,729

End of period	$407,759,160	$351,836,262	$719,549,039	$712,212,696	$314,973,185	$349,593,378

Undistributed net investment income included in net assets at end of period	$ 546,537	$ 349,608	$ 347,667	$ 94,763	$ 108,161	$ 192,896

Net gain as computed for federal tax purposes	$ 14,895,595	$ 10,259,620	$ 30,634,818	$ 26,412,197	$ 18,722,308	$ 59,248,423

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Equity Index Fund		Wachovia Special Values Fund		Wachovia Emerging Markets Fund
	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 2,928,723	$ 6,229,670	$ 1,648,432	$ 2,893,962	$ 586,591	$ 981,662
Net realized gain on investments, futures contracts, and foreign currency transactions	1,998,784	17,541,090	11,084,403	7,161,252	12,166,867	2,891,987
Net change in unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	9,995,723	64,241,493	(2,987,013)	(1,650,644)	(6,990,247)	52,585,006

Change in net assets resulting from operations	14,923,230	88,012,253	9,745,822	8,404,570	5,763,211	56,458,655

Distributions to Shareholders—
Distributions from net investment income Class A Shares	(2,358,425)	(1,667,787)	(1,132,623)	(597,826)	(147,714)	(48,950)
Class B Shares	—	—	(5,460)	—	—	—
Class Y Shares	(968,856)	(4,270,929)	(2,258,956)	(1,140,362)	(2,046,168)	(1,079,581)
Distributions from net realized gain on investments, futures contracts, and foreign currency Class A Shares	(7,614,389)	(2,179,495)	(2,135,061)	(2,756,902)	—	—
Class B Shares	—	—	(11,576)	—	—	—
Class Y Shares	(3,671,428)	(4,801,448)	(3,732,965)	(4,195,184)	—	—

Change in net assets from distributions to shareholders	(14,613,098)	(12,919,659)	(9,276,641)	(8,690,274)	(2,193,882)	(1,128,531)

Share Transactions—
Proceeds from sale of shares	78,799,883	148,792,010	27,434,797	55,734,701	42,731,052	35,132,998
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	6,217,889	—	—
Net asset value of shares issued to shareholders in payment of dividends declared	13,709,311	12,226,266	7,169,649	7,362,549	820,530	384,630
Cost of shares redeemed	(101,131,438)	(114,781,275)	(23,133,697)	(43,319,704)	(33,151,228)	(35,972,882)

Change in net assets from share transactions	(8,622,244)	46,237,001	11,470,749	25,995,435	10,400,354	(455,254)

Change in net assets	(8,312,112)	121,329,595	11,939,930	25,709,731	13,969,683	54,874,870

Net Assets:
Beginning of period	544,631,351	423,301,756	175,667,583	149,957,852	194,449,828	139,574,958

End of period	$536,319,239	$544,631,351	$187,607,513	$175,667,583	$208,419,511	$194,449,828

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ 695,296	$ 1,093,854	$ 971,658	$ 2,752,766	$ (227,123)	$ 1,380,168

Net gain as computed for federal tax purposes	$ 1,998,784	$ 11,284,463	$ 11,084,403	$ 5,879,628	$ 12,166,867	$ 2,465,582

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Personal Equity Fund		Wachovia Balanced Fund		Wachovia Fixed Income Fund
	Six-Months Ended (unaudited) May 31, 2000	Period Ended November 30, 1999(1)	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 818,345	$ 463,895	$ 8,197,154	$ 11,667,132	$ 17,063,869	$ 20,213,685
Net realized gain (loss) on investments and futures contracts	11,729,830	7,806,983	30,525,275	21,074,744	(2,858,402)	(1,975,659)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	718,798	20,381,700	3,715,663	37,368,946	(7,626,698)	(16,216,784)

Change in net assets resulting from operations	13,266,973	28,652,578	42,438,092	70,110,822	6,578,769	2,021,242

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(60)	—	(2,143,447)	(4,340,110)	(1,990,664)	(2,884,514)
Class B Shares	—	—	(145,171)	(276,558)	(20,422)	(35,054)
Class Y Shares	(706,411)	(212,600)	(4,920,662)	(6,781,441)	(14,870,054)	(16,617,132)
Distributions from net realized gain on investments and futures contracts
Class A Shares	(2,483)	—	(1,397,802)	(17,377,408)	—	(111,279)
Class B Shares	—	—	(144,259)	(1,929,181)	—	(2,141)
Class Y Shares	(8,009,822)	—	(2,878,970)	(32,938,534)	—	(741,696)

Change in net assets from distributions to shareholders	(8,718,776)	(212,600)	(11,630,311)	(63,643,232)	(16,881,140)	(20,391,816)

Share Transactions—
Proceeds from sale of shares	8,322,978	2,244,187	80,562,497	216,793,701	60,036,572	165,467,506
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	428,394,696	—	249,842,105	—	265,851,176
Net asset value of shares issued to shareholders in payment of dividends declared	7,993,270	63	7,983,516	57,849,606	5,186,089	9,617,907
Cost of shares redeemed	(24,999,847)	(14,516,568)	(64,933,680)	(304,243,599)	(61,838,749)	(102,333,202)

Change in net assets from share transactions	(8,683,599)	416,122,378	23,612,333	220,241,813	3,383,912	338,603,387

Change in net assets	(4,135,402)	444,562,356	54,420,114	226,709,403	(6,918,459)	320,232,813
Net Assets:
Beginning of period	444,562,356	—	650,598,794	423,889,391	558,275,832	238,043,019

End of period	$440,426,954	$444,562,356	$705,018,908	$650,598,794	$551,357,373	$558,275,832

Undistributed net investment income included in net assets at end of period	$ 363,169	$ 251,295	$ 3,047,377	$ 2,059,503	$ 775,615	$ 592,886

Net gain (loss) as computed for federal tax purposes	$ 11,729,830	$ 8,014,524	$ 30,525,275	$ 17,205,726	$ (2,858,402)	$ (2,177,586)

(1)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Intermediate Fixed Income Fund		Wachovia Short-Term Fixed Income Fund		Wachovia Georgia Municipal Bond Fund
	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 3,946,533	$ 5,770,456	$ 1,367,771	$ 2,938,621	$ 2,620,969	$ 2,435,531
Net realized gain (loss) on investments and futures contracts	(712,058)	35,200	(39,053)	491,231	(1,298,922)	(561,411)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(2,070,961)	(5,768,480)	(651,683)	(1,634,947)	(849,242)	(3,747,837)

Change in net assets resulting from operations	1,163,514	37,176	677,035	1,794,905	472,805	(1,873,717)

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(85,838)	(202,679)	(284,940)	(547,972)	(109,130)	(245,913)
Class Y Shares	(3,957,204)	(5,512,076)	(1,212,327)	(2,779,470)	(2,526,521)	(2,174,539)
Distributions from net realized gain on investments and futures contracts
Class A Shares	(1,841)	(92,062)	—	—	—	(17,469)
Class Y Shares	(77,491)	(1,701,330)	—	—	—	(43,655)

Change in net assets from distributions to shareholders	(4,122,374)	(7,508,147)	(1,497,267)	(3,327,442)	(2,635,651)	(2,481,576)

Share Transactions—
Proceeds from sale of shares	14,474,949	20,483,149	7,911,350	13,979,811	8,787,928	13,513,690
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	59,122,769	—	7,116,836	—	88,191,199
Net asset value of shares issued to shareholders in payment of dividends declared	259,750	651,094	1,030,335	2,803,311	110,150	290,940
Cost of shares redeemed	(21,351,187)	(23,663,167)	(10,376,890)	(82,504,658)	(15,380,638)	(7,365,394)

Change in net assets from share transactions	(6,616,488)	56,593,845	(1,435,205)	(58,604,700)	(6,482,560)	94,630,435

Change in net assets	(9,575,348)	49,122,874	(2,255,437)	60,137,237	(8,645,406)	90,275,142
Net Assets:
Beginning of period	141,712,691	92,589,817	48,732,245	108,869,482	114,205,551	23,930,409

End of period	$132,137,343	$141,712,691	$46,476,808	$ 48,732,245	$105,560,145	$114,205,551

Undistributed net investment income included in net assets at end of period	$ 21,060	$ 117,569	$ 5,384	$ 134,880	$ 894	$ 15,576

Net gain (loss) as computed for federal tax purposes	$ (712,058)	$ 79,785	$ (39,053)	$ 491,231	$ (1,298,922)	$ (575,481)

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia North Carolina Municipal Bond Fund		Wachovia South Carolina Municipal Bond Fund		Wachovia Virginia Municipal Bond Fund
	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999	Six-Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 9,706,984	$ 8,316,437	$ 8,414,886	$ 9,519,727	$ 3,226,321	$ 5,471,458
Net realized gain (loss) on investments	(3,213,498)	263,247	(609,580)	64,300	(672,668)	169,324
Net change in unrealized appreciation (depreciation) of investments	(6,720,329)	(13,454,369)	(4,997,415)	(15,832,915)	(1,689,164)	(7,994,414)

Change in net assets resulting from operations	(226,843)	(4,874,685)	2,807,891	(6,248,888)	864,489	(2,353,632)

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(169,110)	(354,496)	(1,326,682)	(2,932,843)	(170,308)	(366,695)
Class Y Shares	(9,488,237)	(7,981,753)	(7,022,987)	(6,591,278)	(3,061,767)	(5,090,199)
Distributions from net realized gain on investments
Class A Shares	(4,855)	(47,957)	(10,661)	(116,632)	—	—
Class Y Shares	(257,094)	(279,986)	(52,540)	(92,877)	—	—

Change in net assets from distributions to shareholders	(9,919,296)	(8,664,192)	(8,412,870)	(9,733,630)	(3,232,075)	(5,456,894)

Share Transactions—
Proceeds from sale of shares	21,200,798	40,895,769	15,080,380	37,278,910	6,251,638	26,296,082
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	366,043,958	—	225,809,305	—	32,818,769
Net asset value of shares issued to shareholders in payment of dividends declared	450,682	717,052	842,488	2,188,807	183,911	555,659
Cost of shares redeemed	(38,107,666)	(17,244,173)	(29,620,596)	(23,066,610)	(12,662,621)	(22,355,749)

Change in net assets from share transactions	(16,456,186)	390,412,606	(13,697,728)	242,210,412	(6,227,072)	37,314,761

Change in net assets	(26,602,325)	376,873,729	(19,302,707)	226,227,894	(8,594,658)	29,504,235
Net Assets:
Beginning of period	443,167,488	66,293,759	348,455,611	122,227,717	137,493,589	107,989,354

End of period	$416,565,163	$443,167,488	$329,152,904	$348,455,611	$128,898,931	$137,493,589

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ 78,214	$ 28,577	$ 63,831	$ (1,386)	$ 1,553	$ 7,307

Net gain (loss) as computed for federal tax purposes	$ (3,213,498)	$ 257,307	$ (609,580)	$ 64,300	$ (672,668)	$ 169,324

(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK ]

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1995	$10.32	0.23		2.64	2.87	(0.25)	(0.23)	(0.48)
1996	$12.71	0.22	(6)	2.83	3.05	(0.22)	(0.73)	(0.95)
1997	$14.81	0.14	(6)	2.43	2.57	(0.13)	(1.86)	(1.99)
1998	$15.39	0.13	(6)	2.21	2.34	(0.14)	(1.68)	(1.82)
1999	$15.91	0.06		3.41	3.47	(0.07)	(1.89)	(1.96)
2000(4)	$17.42	0.04		1.54	1.58	(0.03)	(0.51)	(0.54)
Wachovia Quantitative Equity Fund
1995	$ 9.60	0.22		3.51	3.73	(0.22)	—	(0.22)
1996	$13.11	0.24	(6)	2.77	3.01	(0.21)	(0.24)	(0.45)
1997	$15.67	0.18	(6)	4.14	4.32	(0.20)	(0.79)	(0.99)
1998	$19.00	0.11	(6)	3.12	3.23	(0.19)	(1.75)	(1.94)
1999	$20.29	0.09		3.16	3.25	(0.12)	(2.42)	(2.54)
2000(4)	$21.00	0.03		1.10	1.13	(0.02)	—	(0.02)
Wachovia Growth & Income Fund
1995	$ 9.80	0.17		3.09	3.26	(0.18)	—	(0.18)
1996	$12.88	0.15		3.67	3.82	(0.15)	(0.14)	(0.29)
1997	$16.41	0.13		4.44	4.57	(0.13)	(0.25)	(0.38)
1998	$20.60	0.11		3.94	4.05	(0.10)	(1.01)	(1.11)
1999	$23.54	0.05		4.24	4.29	(0.08)	(2.89)	(2.97)
2000(4)	$24.86	0.01		0.60	0.61	(0.01)	(4.26)	(4.27)
Wachovia Equity Index Fund
1995	$10.27	0.28		3.37	3.65	(0.27)	(0.03)	(0.30)
1996	$13.62	0.32	(6)	3.13	3.45	(0.31)	(0.78)	(1.09)
1997	$15.98	0.25	(6)	3.85	4.10	(0.28)	(0.91)	(1.19)
1998	$18.89	0.26	(6)	3.90	4.16	(0.24)	(0.40)	(0.64)
1999	$22.41	0.27		4.13	4.40	(0.26)	(0.37)	(0.63)
2000(4)	$26.18	0.12		0.56	0.68	(0.14)	(0.53)	(0.67)
Wachovia Special Values Fund
1995	$ 9.75	0.09		2.42	2.51	(0.02)	(0.06)	(0.08)
1996	$12.18	0.35		4.13	4.48	(0.08)	(0.91)	(0.99)
1997	$15.67	0.13	(6)	4.53	4.66	(0.08)	(1.61)	(1.69)
1998	$18.64	0.19	(6)	(0.87)	(0.68)	(0.12)	(1.71)	(1.83)
1999	$16.13	0.25		0.56	0.81	(0.16)	(0.75)	(0.91)
2000(4)	$16.03	0.14		0.70	0.84	(0.28)	(0.52)	(0.80)
Wachovia Emerging Markets Fund
1995(1)	$10.00	0.05		0.36	0.41	—	—	—
1996	$10.41	0.09	(6)	1.20	1.29	(0.03)	—	(0.03)
1997	$11.67	0.03	(6)	(0.47)	(0.44)	(0.11)	—	(0.11)
1998	$11.12	0.09	(6)	(2.68)	(2.59)	(0.10)	—	(0.10)
1999	$ 8.43	0.04	(6)	3.32	3.36	(0.05)	—	(0.05)
2000(4)	$11.74	(0.02)		0.41	0.39	(0.11)	—	(0.11)

(1)	Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Per share information is based on average shares outstanding.
(7)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment income		Expense Waiver/ Reimbursement(3)

Wachovia Equity Fund
1995	$12.71	28.74%	0.90%		1.99%		0.07%		$130,150	65%
1996	$14.81	25.56%	0.90%		1.62%		0.15%		$ 20,774	64%
1997	$15.39	20.22%	1.14%		0.95%		0.07%		$ 39,494	124%
1998	$15.91	17.34%	1.12%		0.91%		—		$ 53,103	150%
1999	$17.42	24.31%	1.09%		0.49%		—		$118,967	45%
2000(4)	$18.46	9.21%	1.09	%(5)	0.44	%(5)	—		$127,092	24%
Wachovia Quantitative Equity Fund
1995	$13.11	39.33%	0.87%		1.93%		0.10%		$121,895	63%
1996	$15.67	23.74%	0.87%		1.70%		0.15%		$ 15,742	44%
1997	$19.00	29.38%	1.11%		1.09%		0.07%		$ 35,413	74%
1998	$20.29	18.98%	1.11%		0.95%		—		$ 82,682	38%
1999	$21.00	16.60%	1.11%		0.48%		—		$ 89,140	34%
2000(4)	$22.11	5.38%	1.07	%(5)	0.26	%(5)	—		$ 92,905	7%
Wachovia Growth & Income Fund
1995	$12.88	33.59%	1.35%		1.58%		0.36%		$119,484	30%
1996	$16.41	30.10%	1.35%		1.04%		0.31%		$186,147	12%
1997	$20.60	28.50%	1.30%		0.70%		0.30%		$338,724	13%
1998	$23.54	20.77%	1.21%		0.59%		0.08%		$130,306	24%
1999	$24.86	20.40%	1.09%		0.24%		—		$ 94,674	44%
2000(4)	$21.20	2.22%	1.07	%(5)	(0.01	%)(5)	—		$ 91,558	12%
Wachovia Equity Index Fund
1995	$13.62	36.15%	0.48%		2.39%		0.05%		$186,841	60%
1996	$15.98	27.19%	0.48%		2.23%		0.13%		$ 18,154	12%
1997	$18.89	27.55%	0.72%		1.46%		0.02%		$ 50,917	4%
1998	$22.41	22.74%	0.70%		1.23%		—		$131,594	29%
1999	$26.18	19.97%	0.69%		1.07%		—		$182,697	11%
2000(4)	$26.19	2.57%	0.66	%(5)	0.90	%(5)	—		$189,716	9%
Wachovia Special Values Fund
1995	$12.18	25.91%	1.29%		0.80%		0.58%		$ 24,093	57%
1996	$15.67	39.78%	1.21%		0.47%		0.29%		$ 6,642	38%
1997	$18.64	33.08%	1.35%		0.74%		0.01%		$ 37,766	46%
1998	$16.13	(3.86%)	1.25%		0.98%		—		$ 59,408	20%
1999	$16.03	5.40%	1.23%		1.61%		0.00	%(7)	$ 65,348	44%
2000(4)	$16.07	5.50%	1.21	%(5)	1.66	%(5)	—		$ 64,685	19%
Wachovia Emerging Markets Fund
1995(1)	$10.41	4.10%	1.80	%(5)	0.85	%(5)	0.28	%(5)	$ 71,276	17%
1996	$11.67	12.45%	1.69%		0.73%		0.09%		$ 5,488	30%
1997	$11.12	(3.82%)	1.79%		0.26%		—		$ 7,996	60%
1998	$ 8.43	(23.46%)	1.68%		0.90%		—		$ 8,677	51%
1999	$11.74	40.07%	1.60%		0.37%		—		$ 16,007	56%
2000(4)	$12.02	3.23%	1.55	%(5)	0.33	%(5)	—		$ 20,489	28%

(1)	Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Per share information is based on average shares outstanding.
(7)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions and Futures Contracts		Total Distributions

Wachovia Personal Equity Fund
1999(1)	$10.00	0.01		0.67	0.68	(0.01)	—		(0.01)
2000(4)	$10.67	0.01		0.29	0.30	(0.01)	(0.19)		(0.20)
Wachovia Balanced Fund
1995	$ 9.93	0.40		2.13	2.53	(0.38)	(0.16)		(0.54)
1996	$11.92	0.38	(6)	1.72	2.10	(0.38)	(0.34)		(0.72)
1997	$13.30	0.34	(6)	1.40	1.74	(0.34)	(1.44)		(1.78)
1998	$13.26	0.24	(6)	1.50	1.74	(0.38)	(0.90)		(1.28)
1999	$13.72	0.29		1.44	1.73	(0.31)	(1.69)		(2.00)
2000(4)	$13.45	0.16		0.74	0.90	(0.14)	(0.09)		(0.23)
Wachovia Fixed Income Fund
1995	$ 8.97	0.58		0.92	1.50	(0.57)	—		(0.57)
1996	$ 9.90	0.61	(6)	(0.09)	0.52	(0.59)	—		(0.59)
1997	$ 9.83	0.54	(6)	0.04	0.58	(0.56)	—		(0.56)
1998	$ 9.85	0.53	(6)	0.30	0.83	(0.54)	—		(0.54)
1999	$10.14	0.51		(0.58)	(0.07)	(0.51)	(0.04)		(0.55)
2000(4)	$ 9.52	0.29		(0.18)	0.11	(0.28)	—		(0.28)
Wachovia Intermediate Fixed Income Fund
1995	$ 9.31	0.55		0.76	1.31	(0.55)	—		(0.55)
1996	$10.07	0.55		(0.11)	0.44	(0.55)	—		(0.55)
1997	$ 9.96	0.54		0.06	0.60	(0.53)	—		(0.53)
1998	$10.03	0.47		0.40	0.87	(0.52)	—		(0.52)
1999	$10.38	0.50		(0.61)	(0.11)	(0.50)	(0.20)		(0.70)
2000(4)	$ 9.57	0.27		(0.20)	0.07	(0.27)	(0.01)		(0.28)
Wachovia Short-Term Fixed Income Fund
1995	$ 9.58	0.59		0.24	0.83	(0.52)	—		(0.52)
1996	$ 9.89	0.56	(6)	(0.06)	0.50	(0.60)	—		(0.60)
1997	$ 9.79	0.50	(6)	(0.01)	0.49	(0.51)	—		(0.51)
1998	$ 9.77	0.52	(6)	0.14	0.66	(0.51)	—		(0.51)
1999	$ 9.92	0.48		(0.25)	0.23	(0.52)	—		(0.52)
2000(4)	$ 9.63	0.29		(0.16)	0.13	(0.28)	—		(0.28)
Wachovia Georgia Municipal Bond Fund
1995(7)	$10.00	0.41		0.96	1.37	(0.41)	—		(0.41)
1996	$10.96	0.47		0.05	0.52	(0.47)	(0.01)		(0.48)
1997	$11.00	0.44		0.13	0.57	(0.44)	(0.02)		(0.46)
1998	$11.11	0.42		0.27	0.69	(0.42)	(0.00	)(8)	(0.42)
1999	$11.38	0.43		(0.74)	(0.31)	(0.43)	(0.03)		(0.46)
2000(4)	$10.61	0.24		(0.20)	0.04	(0.24)	—		(0.24)
Wachovia North Carolina Municipal Bond Fund
1995(7)	$10.00	0.43		0.99	1.42	(0.43)	—		(0.43)
1996	$10.99	0.45		0.09	0.54	(0.45)	(0.05)		(0.50)
1997	$11.03	0.43		0.14	0.57	(0.43)	(0.02)		(0.45)
1998	$11.15	0.43		0.32	0.75	(0.43)	(0.01)		(0.44)
1999	$11.46	0.42		(0.68)	(0.26)	(0.42)	(0.06)		(0.48)
2000(4)	$10.72	0.22		(0.24)	(0.02)	(0.22)	(0.01)		(0.23)

(1)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(8)	Less than $0.01 per share.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment income		Expense Waiver/ Reimbursement(3)

Wachovia Personal Equity Fund
1999(1)	$10.67	6.75%	1.15	%(5)	0.39	%(5)	0.01	%(5)	$ 110	11%
2000(4)	$10.77	2.81%	1.06	%(5)	0.09	%(5)	—		$ 117	15%
Wachovia Balanced Fund
1995	$11.92	26.32%	0.76%		3.58%		0.16%		$207,421	102%
1996	$13.30	18.55%	0.76%		3.05%		0.24%		$ 18,619	99%
1997	$13.26	15.17%	1.02%		2.77%		0.16%		$ 50,968	143%
1998	$13.72	14.36%	1.01%		2.88%		0.09%		$119,093	124%
1999	$13.45	13.95%	1.01%		2.26%		0.08%		$205,167	66%
2000(4)	$14.12	6.77%	1.01	%(5)	2.26	%(5)	0.05	%(5)	$209,422	31%
Wachovia Fixed Income Fund
1995	$ 9.90	17.20%	0.74%		6.07%		0.10%		$169,846	155%
1996	$ 9.83	5.51%	0.74%		6.05%		0.18%		$ 4,853	181%
1997	$ 9.85	6.14%	0.98%		5.65%		0.11%		$ 10,039	174%
1998	$10.14	8.65%	0.97%		5.30%		0.05%		$ 24,624	111%
1999	$ 9.52	(0.77%)	0.97%		5.34%		0.03%		$ 69,475	49%
2000(4)	$ 9.35	1.12%	0.96	%(5)	5.91	%(5)	—		$ 65,974	32%
Wachovia Intermediate Fixed Income Fund
1995	$10.07	14.44%	1.10%		5.60%		0.41%		$ 35,796	44%
1996	$ 9.96	4.46%	1.09%		5.62%		0.31%		$ 43,277	84%
1997	$10.03	6.32%	1.04%		5.50%		0.30%		$ 96,626	81%
1998	$10.38	9.39%	1.06%		5.39%		0.14%		$ 4,759	57%
1999	$ 9.57	(1.03%)	0.99%		5.16%		0.04%		$ 3,205	89%
2000(4)	$ 9.36	0.68%	0.99	%(5)	5.55	%(5)	0.00	%(5)(9)	$ 2,800	26%
Wachovia Short-Term Fixed Income Fund
1995	$ 9.89	8.82%	0.63%		5.83%		0.18%		$124,720	147%
1996	$ 9.79	5.29%	0.63%		5.50%		0.27%		$ 1,675	145%
1997	$ 9.77	5.10%	0.87%		5.49%		0.19%		$ 7,233	215%
1998	$ 9.92	6.93%	0.88%		5.22%		0.10%		$ 10,437	135%
1999	$ 9.63	2.44%	0.88%		4.97%		0.14%		$ 10,409	25%
2000(4)	$ 9.48	1.36%	0.88	%(5)	5.45	%(5)	0.17	%(5)	$ 8,998	44%
Wachovia Georgia Municipal Bond Fund
1995(7)	$10.96	13.93%	0.92	%(5)	4.30	%(5)	1.88	%(5)	$ 10,220	14%
1996	$11.00	4.97%	0.89%		4.40%		1.61%		$ 7,531	14%
1997	$11.11	5.41%	1.14%		4.03%		1.11%		$ 6,531	25%
1998	$11.38	6.35%	1.17%		3.72%		0.34%		$ 6,900	14%
1999	$10.61	(2.83%)	1.07%		3.87%		0.30%		$ 5,450	48%
2000(4)	$10.41	0.39%	0.85	%(5)	4.55	%(5)	0.33	%(5)	$ 4,405	23%
Wachovia North Carolina Municipal Bond Fund
1995(7)	$10.99	14.40%	0.85	%(5)	4.40	%(5)	1.19	%(5)	$ 18,679	19%
1996	$11.03	5.17%	0.84%		4.24%		0.77%		$ 13,752	7%
1997	$11.15	5.36%	1.07%		3.91%		0.44%		$ 11,563	17%
1998	$11.46	6.82%	1.10%		3.80%		0.16%		$ 9,533	9%
1999	$10.72	(2.34%)	1.02%		3.73%		0.20%		$ 8,644	11%
2000(4)	$10.47	(0.18%)	0.85	%(5)	4.26	%(5)	0.26	%(5)	$ 7,484	11%

(1)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(8)	Less than $0.01 per share.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions		Total Distributions

Wachovia South Carolina Municipal Bond Fund
1995	$10.05	0.56	1.10	1.66	(0.56)	(0.10)		(0.66)
1996	$11.05	0.55	0.03	0.58	(0.55)	(0.03)		(0.58)
1997	$11.05	0.53	0.11	0.64	(0.52)	(0.05)		(0.57)
1998	$11.12	0.51	0.24	0.75	(0.51)	(0.00	)(5)	(0.51)
1999	$11.36	0.50	(0.77)	(0.27)	(0.50)	(0.02)		(0.52)
2000(3)	$10.57	0.25	(0.18)	0.07	(0.25)	(0.00	)(5)	(0.25)
Wachovia Virginia Municipal Bond Fund
1995	$ 9.40	0.42	0.85	1.27	(0.42)	—		(0.42)
1996	$10.25	0.44	(0.10)	0.34	(0.44)	—		(0.44)
1997	$10.15	0.46	0.13	0.59	(0.45)	—		(0.45)
1998	$10.29	0.48	0.14	0.62	(0.42)	—		(0.42)
1999	$10.49	0.45	(0.65)	(0.20)	(0.45)	—		(0.45)
2000(3)	$ 9.84	0.23	(0.17)	0.06	(0.23)	—		(0.23)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	For six-months ended May 31, 2000 (Unaudited).
(4)	Computed on an annualized basis.
(5)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment income		Expense Waiver/ Reimbursement(2)

Wachovia South Carolina Municipal Bond Fund
1995	$11.05	16.97%	0.58%		5.23%		0.55%		$ 93,725	15%
1996	$11.05	5.54%	0.57%		5.10%		0.59%		$ 65,981	20%
1997	$11.12	6.01%	0.81%		4.79%		0.48%		$ 64,696	12%
1998	$11.36	6.88%	0.83%		4.52%		0.36%		$ 67,458	6%
1999	$10.57	(2.49%)	0.83%		4.50%		0.35%		$ 59,655	9%
2000(3)	$10.39	0.65%	0.83	%(4)	4.73	%(4)	0.29	%(4)	$ 53,646	12%
Wachovia Virginia Municipal Bond Fund
1995	$10.25	13.79%	1.05%		4.33%		0.46%		$ 54,041	78%
1996	$10.15	3.50%	1.04%		4.45%		0.40%		$ 70,378	37%
1997	$10.30	5.97%	0.96%		4.50%		0.40%		$111,160	15%
1998	$10.49	6.76%	0.95%		4.35%		0.33%		$ 8,835	15%
1999	$ 9.84	(2.01%)	0.90%		4.36%		0.29%		$ 7,682	29%
2000(3)	$ 9.67	0.58%	0.85	%(4)	4.63	%(4)	0.30	%(4)	$ 6,972	10%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	For six-months ended May 31, 2000 (Unaudited).
(4)	Computed on an annualized basis.
(5)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)	Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investment Transactions and Futures Contracts	Total Distributions

Wachovia Equity Fund
1996(1)	$12.43	0.02	2.37	2.39	(0.03)		—	(0.03)
1997	$14.79	0.04	2.42	2.46	(0.04)		(1.86)	(1.90)
1998	$15.35	0.03	2.20	2.23	(0.03)		(1.68)	(1.71)
1999	$15.87	(0.04)	3.38	3.34	(0.00	)(7)	(1.89)	(1.89)
2000(4)	$17.32	(0.02)	1.52	1.50	—		(0.51)	(0.51)
Wachovia Quantitative Equity Fund
1996(1)	$13.09	0.04	2.56	2.60	(0.04)		—	(0.04)
1997	$15.65	0.08	4.10	4.18	(0.09)		(0.79)	(0.88)
1998	$18.95	0.05	3.04	3.09	(0.06)		(1.75)	(1.81)
1999	$20.23	(0.05)	3.16	3.11	(0.01)		(2.42)	(2.43)
2000(4)	$20.91	(0.06)	1.09	1.03	—		—	—
Wachovia Special Values Fund
1999(6)	$14.60	0.17	1.22	1.39	—		—	—
2000(4)	$15.99	0.09	0.69	0.78	(0.25)		(0.52)	(0.77)
Wachovia Balanced Fund
1996(1)	$11.68	0.09	1.59	1.68	(0.07)		—	(0.07)
1997	$13.29	0.26	1.38	1.64	(0.26)		(1.44)	(1.70)
1998	$13.23	0.28	1.37	1.65	(0.29)		(0.90)	(1.19)
1999	$13.69	0.20	1.42	1.62	(0.21)		(1.69)	(1.90)
2000(4)	$13.41	0.11	0.74	0.85	(0.09)		(0.09)	(0.18)
Wachovia Fixed Income Fund
1996(1)	$ 9.45	0.15	0.40	0.55	(0.17)		—	(0.17)
1997	$ 9.83	0.48	0.01	0.49	(0.48)		—	(0.48)
1998	$ 9.84	0.47	0.30	0.77	(0.47)		—	(0.47)
1999	$10.14	0.43	(0.58)	(0.15)	(0.43)		(0.04)	(0.47)
2000(4)	$ 9.52	0.24	(0.18)	0.06	(0.24)		—	(0.24)

(1)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000. (Unaudited)
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(7)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment income		Expense Waiver/ Reimbursement(3)

Wachovia Equity Fund
1996(1)	$14.79	19.25%	1.90	%(5)	0.02	%(5)	0.20	%(5)	$ 976	64%
1997	$15.35	19.27%	1.90%		0.18%		0.06%		$ 3,448	124%
1998	$15.87	16.52%	1.87%		0.17%		—		$ 5,725	150%
1999	$17.32	23.37%	1.84%		(0.26%)		—		$ 8,992	45%
2000(4)	$18.31	8.77%	1.84	%(5)	(0.31	%)(5)	—		$10,897	24%
Wachovia Quantitative Equity Fund
1996(1)	$15.65	19.90%	1.87	%(5)	0.46	%(5)	0.11	%(5)	$ 1,414	44%
1997	$18.95	28.33%	1.85%		0.31%		0.07%		$ 6,564	74%
1998	$20.23	18.15%	1.86%		0.20%		—		$19,532	38%
1999	$20.91	15.85%	1.86%		(0.27%)		—		$24,652	34%
2000(4)	$21.94	4.93%	1.82	%(5)	(0.49	%)(5)	—		$25,221	7%
Wachovia Special Values Fund
1999(6)	$15.99	9.52%	1.98	%(5)	0.93	%(5)	0.01	%(5)	$ 350	44%
2000(4)	$16.00	5.11%	1.96	%(5)	0.90	%(5)	—		$ 395	19%
Wachovia Balanced Fund
1996(1)	$13.29	14.47%	1.76	%(5)	1.93	%(5)	0.16	%(5)	$ 1,821	99%
1997	$13.23	14.19%	1.78%		2.01%		0.16%		$ 5,916	143%
1998	$13.69	13.56%	1.76%		2.13%		0.09%		$13,963	124%
1999	$13.41	13.08%	1.76%		1.50%		0.08%		$20,927	66%
2000(4)	$14.08	6.42%	1.76	%(5)	1.51	%(5)	0.05	%(5)	$22,505	31%
Wachovia Fixed Income Fund
1996(1)	$ 9.83	5.83%	1.74	%(5)	5.20	%(5)	0.13	%(5)	$ 113	181%
1997	$ 9.84	5.21%	1.75%		4.89%		0.11%		$ 140	174%
1998	$10.14	7.97%	1.72%		4.55%		0.05%		$ 533	111%
1999	$ 9.52	(1.51%)	1.72%		4.57%		0.03%		$ 819	49%
2000(4)	$ 9.34	0.64%	1.71	%(5)	5.17	%(5)	—		$ 836	32%

(1)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000. (Unaudited)
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(7)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1996(1)	$12.43	0.03		2.40	2.43	(0.05)	—	(0.05)
1997	$14.81	0.17		2.43	2.60	(0.16)	(1.86)	(2.02)
1998	$15.39	0.17		2.21	2.38	(0.17)	(1.68)	(1.85)
1999	$15.92	0.12		3.38	3.50	(0.11)	(1.89)	(2.00)
2000(4)	$17.42	0.06		1.54	1.60	(0.05)	(0.51)	(0.56)
Wachovia Quantitative Equity Fund
1996(1)	$13.09	0.04		2.60	2.64	(0.06)	—	(0.06)
1997	$15.67	0.23		4.12	4.35	(0.23)	(0.79)	(1.02)
1998	$19.00	0.23		3.06	3.29	(0.23)	(1.75)	(1.98)
1999	$20.31	0.18		3.14	3.32	(0.17)	(2.42)	(2.59)
2000(4)	$21.04	0.05		1.10	1.15	(0.05)	—	(0.05)
Wachovia Growth & Income Fund
1998(7)	$22.31	0.09		1.24	1.33	(0.09)	—	(0.09)
1999	$23.55	0.12		4.24	4.36	(0.14)	(2.89)	(3.03)
2000(4)	$24.88	0.03		0.60	0.63	(0.03)	(4.26)	(4.29)
Wachovia Equity Index Fund
1996(1)	$13.37	0.09	(6)	2.60	2.69	(0.08)	—	(0.08)
1997	$15.98	0.29		3.86	4.15	(0.31)	(0.91)	(1.22)
1998	$18.91	0.30		3.92	4.22	(0.29)	(0.40)	(0.69)
1999	$22.44	0.33		4.13	4.46	(0.32)	(0.37)	(0.69)
2000(4)	$26.21	0.15		0.56	0.71	(0.17)	(0.53)	(0.70)
Wachovia Special Values Fund
1996(1)	$13.62	0.03		2.02	2.05	—	—	—
1997	$15.67	0.16		4.53	4.69	(0.08)	(1.61)	(1.69)
1998	$18.67	0.21		(0.84)	(0.63)	(0.15)	(1.71)	(1.86)
1999	$16.18	0.30		0.54	0.84	(0.20)	(0.75)	(0.95)
2000(4)	$16.07	0.16		0.70	0.86	(0.32)	(0.52)	(0.84)
Wachovia Emerging Markets Fund
1996(1)	$11.92	0.01	(6)	(0.26)	(0.25)	—	—	—
1997	$11.67	0.07		(0.50)	(0.43)	(0.11)	—	(0.11)
1998	$11.13	0.13		(2.69)	(2.56)	(0.13)	—	(0.13)
1999	$ 8.44	0.04		3.34	3.38	(0.07)	—	(0.07)
2000(4)	$11.75	0.04		0.40	0.44	(0.14)	—	(0.14)
Wachovia Personal Equity Fund
1999(8)	$10.00	0.02		0.67	0.69	(0.01)	—	(0.01)
2000(4)	$10.68	0.02		0.29	0.31	(0.02)	(0.19)	(0.21)
Wachovia Balanced Fund
1996(1)	$11.68	0.08		1.63	1.71	(0.09)	—	(0.09)
1997	$13.30	0.38		1.39	1.77	(0.37)	(1.44)	(1.81)
1998	$13.26	0.42		1.37	1.79	(0.41)	(0.90)	(1.31)
1999	$13.74	0.32		1.44	1.76	(0.34)	(1.69)	(2.03)
2000(4)	$13.47	0.18		0.74	0.92	(0.16)	(0.09)	(0.25)
Wachovia Fixed Income Fund
1996(1)	$ 9.45	0.17		0.40	0.57	(0.19)	—	(0.19)
1997	$ 9.83	0.57		0.03	0.60	(0.58)	—	(0.58)
1998	$ 9.85	0.56		0.29	0.85	(0.56)	—	(0.56)
1999	$10.14	0.53		(0.58)	(0.05)	(0.53)	(0.04)	(0.57)
2000(4)	$ 9.52	0.29		(0.18)	0.11	(0.29)	—	(0.29)

(1)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment income		Expenses Waiver/ Reimbursement(3)

Wachovia Equity Fund
1996(1)	$14.81	19.57%	0.90	%(5)	0.91	%(5)	0.19	%(5)	$129,205	64%
1997	$15.39	20.44%	0.90%		1.18%		0.07%		$156,238	124%
1998	$15.92	17.69%	0.90%		1.13%		—		$200,324	150%
1999	$17.42	24.52%	0.84%		0.73%		—		$223,878	45%
2000(4)	$18.46	9.35%	0.84	%(5)	0.69	%(5)	—		$269,770	24%
Wachovia Quantitative Equity Fund
1996(1)	$15.67	20.19%	0.87	%(5)	1.19	%(5)	0.11	%(5)	$152,571	44%
1997	$19.00	29.60%	0.87%		1.35%		0.08%		$183,019	74%
1998	$20.31	19.38%	0.87%		1.21%		—		$207,343	38%
1999	$21.04	16.97%	0.86%		0.67%		—		$598,420	34%
2000(4)	$22.14	5.45%	0.82	%(5)	0.51	%(5)	—		$601,423	7%
Wachovia Growth & Income Fund
1998(7)	$23.55	6.03%	0.86	%(5)	0.90	%(5)	0.08	%(5)	$206,176	24%
1999	$24.88	20.73%	0.84%		0.49%		—		$254,919	44%
2000(4)	$21.22	2.34%	0.82	%(5)	0.24	%(5)	—		$223,415	12%
Wachovia Equity Index Fund
1996(1)	$15.98	20.14%	0.48	%(5)	1.92	%(5)	0.06	%(5)	$213,833	12%
1997	$18.91	27.91%	0.47%		1.72%		0.02%		$248,030	4%
1998	$22.44	23.05%	0.45%		1.46%		—		$291,708	29%
1999	$26.21	20.24%	0.44%		1.32%		—		$361,934	11%
2000(4)	$26.22	2.69%	0.41	%(5)	1.15	%(5)	—		$346,604	9%
Wachovia Special Values Fund
1996(1)	$15.67	15.05%	1.15	%(5)	1.76	%(5)	0.24	%(5)	$ 58,697	38%
1997	$18.67	33.29%	1.11%		0.88%		0.02%		$ 84,501	46%
1998	$16.18	(3.59%)	1.00%		1.26%		—		$ 90,550	20%
1999	$16.07	5.61%	0.98%		1.85%		0.00	%(9)	$109,969	44%
2000(4)	$16.09	5.64%	0.96	%(5)	1.91	%(5)	—		$122,528	19%
Wachovia Emerging Markets Fund
1996(1)	$11.67	0.00%	0.63	%(5)	0.45	%(5)	0.13	%(5)	$123,036	30%
1997	$11.13	(3.73%)	1.54%		0.54%		—		$139,700	60%
1998	$ 8.44	(23.34%)	1.44%		1.04%		—		$130,898	51%
1999	$11.75	40.39%	1.35%		0.61%		—		$178,443	56%
2000(4)	$12.05	3.60%	1.30	%(5)	0.55	%(5)	—		$187,930	28%
Wachovia Personal Equity Fund
1999(8)	$10.68	6.85%	0.90	%(5)	0.33	%(5)	0.01	%(5)	$444,453	11%
2000(4)	$10.78	2.90%	0.81	%(5)	0.36	%(5)	—		$440,310	15%
Wachovia Balanced Fund
1996(1)	$13.30	14.69%	0.76	%(5)	2.85	%(5)	0.16	%(5)	$235,791	99%
1997	$13.26	15.37%	0.77%		3.02%		0.16%		$250,083	143%
1998	$13.74	14.77%	0.76%		3.15%		0.09%		$290,833	124%
1999	$13.47	14.21%	0.76%		2.50%		0.08%		$424,506	66%
2000(4)	$14.14	6.90%	0.76	%(5)	2.52	%(5)	0.05	%(5)	$473,092	31%
Wachovia Fixed Income Fund
1996(1)	$ 9.83	6.12%	0.75	%(5)	6.33	%(5)	0.14	%(5)	$175,836	181%
1997	$ 9.85	6.38%	0.74%		5.91%		0.11%		$185,398	174%
1998	$10.14	8.92%	0.72%		5.55%		0.05%		$212,886	111%
1999	$ 9.52	(0.53%)	0.72%		5.65%		0.03%		$487,982	49%
2000(4)	$ 9.34	1.15%	0.71	%(5)	6.17	%(5)	—		$484,547	32%

(1)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions and Futures Contracts		Total Distributions

Wachovia Intermediate Fixed Income Fund
1998(1)	$10.12	0.42		0.25	0.67	(0.41)	—		(0.41)
1999	$10.38	0.53		(0.61)	(0.08)	(0.53)	(0.20)		(0.73)
2000(4)	$ 9.57	0.28		(0.19)	0.09	(0.28)	(0.01)		(0.29)
Wachovia Short-Term Fixed Income Fund
1996(6)	$ 9.67	0.11	(7)	0.18	0.29	(0.17)	—		(0.17)
1997	$ 9.79	0.56		(0.05)	0.51	(0.53)	—		(0.53)
1998	$ 9.77	0.54		0.14	0.68	(0.53)	—		(0.53)
1999	$ 9.92	0.51		(0.25)	0.26	(0.55)	—		(0.55)
2000(4)	$ 9.63	0.26		(0.13)	0.13	(0.29)	—		(0.29)
Wachovia Georgia Municipal Bond Fund
1996(6)	$10.71	0.17		0.29	0.46	(0.17)	—		(0.17)
1997	$11.00	0.47		0.13	0.60	(0.47)	(0.02)		(0.49)
1998	$11.11	0.45		0.27	0.72	(0.45)	(0.00	)(8)	(0.45)
1999	$11.38	0.45		(0.74)	(0.29)	(0.45)	(0.03)		(0.48)
2000(4)	$10.61	0.25		(0.20)	0.05	(0.25)	—		(0.25)
Wachovia North Carolina Municipal Bond Fund
1996(6)	$10.71	0.16		0.32	0.48	(0.16)	—		(0.16)
1997	$11.03	0.46		0.13	0.59	(0.45)	(0.02)		(0.47)
1998	$11.15	0.46		0.32	0.78	(0.46)	(0.01)		(0.47)
1999	$11.46	0.45		(0.68)	(0.23)	(0.45)	(0.06)		(0.51)
2000(4)	$10.72	0.24		(0.24)	0.00	(0.24)	(0.01)		(0.25)
Wachovia South Carolina Municipal Bond Fund
1996(6)	$10.73	0.20		0.32	0.52	(0.20)	—		(0.20)
1997	$11.05	0.55		0.12	0.67	(0.55)	(0.05)		(0.60)
1998	$11.12	0.54		0.24	0.78	(0.54)	(0.00	)(8)	(0.54)
1999	$11.36	0.52		(0.77)	(0.25)	(0.52)	(0.02)		(0.54)
2000(4)	$10.57	0.26		(0.18)	0.08	(0.26)	(0.00	)(8)	(0.26)
Wachovia Virginia Municipal Bond Fund
1998(1)	$10.34	0.32		0.15	0.47	(0.32)	—		(0.32)
1999	$10.49	0.47		(0.65)	(0.18)	(0.47)	—		(0.47)
2000(4)	$ 9.84	0.24		(0.17)	0.07	(0.24)	—		(0.24)

(1)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(7)	Per share information is based on average shares outstanding.
(8)	Less than $0.01 per share
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment income		Expenses Waiver/ Reimbursement(3)

Wachovia Intermediate Fixed Income Fund
1998(1)	$10.38	7.11%	0.74	%(5)	5.39	%(5)	0.14	%(5)	$ 87,831	57%
1999	$ 9.57	(0.77%)	0.74%		5.46%		0.04%		$138,508	89%
2000(4)	$ 9.37	0.92%	0.74	%(5)	5.80	%(5)	0.00	%(5)(9)	$129,337	26%
Wachovia Short-Term Fixed Income Fund
1996(6)	$ 9.79	3.00%	0.64	%(5)	5.77	%(5)	0.19	%(5)	$116,138	145%
1997	$ 9.77	5.33%	0.63%		5.63%		0.20%		$ 91,063	215%
1998	$ 9.92	7.19%	0.63%		5.47%		0.10%		$ 98,433	135%
1999	$ 9.63	2.70%	0.63%		5.26%		0.14%		$ 38,323	25%
2000(4)	$ 9.47	1.38%	0.63	%(5)	5.71	%(5)	0.17	%(5)	$ 37,479	44%
Wachovia Georgia Municipal Bond Fund
1996(6)	$11.00	4.31%	0.89	%(5)	4.84	%(5)	1.57	%(5)	$ 6,803	14%
1997	$11.11	5.63%	0.92%		4.24%		1.06%		$ 12,308	25%
1998	$11.38	6.62%	0.91%		3.96%		0.34%		$ 17,030	14%
1999	$10.61	(2.59%)	0.68%		4.46%		0.37%		$108,755	48%
2000(4)	$10.41	0.51%	0.60	%(5)	4.80	%(5)	0.33	%(5)	$101,155	23%
Wachovia North Carolina Municipal Bond Fund
1996(6)	$11.03	4.55%	0.84	%(5)	4.16	%(5)	0.65	%(5)	$ 28,283	7%
1997	$11.15	5.57%	0.85%		4.16%		0.42%		$ 44,104	17%
1998	$11.46	7.09%	0.85%		4.05%		0.16%		$ 56,760	9%
1999	$10.72	(2.09%)	0.66%		4.27%		0.30%		$434,523	11%
2000(4)	$10.47	(0.05%)	0.60	%(5)	4.51	%(5)	0.26	%(5)	$409,081	11%
Wachovia South Carolina Municipal Bond Fund
1996(6)	$11.05	4.86%	0.57	%(5)	5.56	%(5)	0.54	%(5)	$ 36,511	20%
1997	$11.12	6.23%	0.58%		5.01%		0.48%		$ 43,881	12%
1998	$11.36	7.15%	0.58%		4.77%		0.36%		$ 54,770	6%
1999	$10.57	(2.24%)	0.58%		4.85%		0.35%		$288,800	9%
2000(4)	$10.39	0.77%	0.58	%(5)	4.98	%(5)	0.29	%(5)	$275,506	12%
Wachovia Virginia Municipal Bond Fund
1998(1)	$10.49	4.61%	0.68	%(5)	4.62	%(5)	0.33	%(5)	$ 99,154	15%
1999	$ 9.84	(1.76%)	0.65%		4.64%		0.29%		$129,811	29%
2000(4)	$ 9.67	0.70%	0.60	%(5)	4.88	%(5)	0.30	%(5)	$121,927	10%

(1)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	For six-months ended May 31, 2000 (Unaudited).
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(7)	Per share information is based on average shares outstanding.
(8)	Less than $0.01 per share.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

MAY 31, 2000 (UNAUDITED )

(1) ORGANIZATION

The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the “Trust” or collectively as the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Act”) as open-end management investment companies. The Trusts consist of twenty-one portfolios. The financial statements of the following portfolios (individually referred to as the “Fund” or collectively as the “Funds”) are presented herein:

THE WACHOVIA FUNDS *

Portfolio	Investment Objective
Wachovia Equity Fund (“Equity Fund”)	To produce growth of principal and income.

Wachovia Quantitative Equity Fund (“Quantitative Equity Fund”)	To provide growth of principal and income.

Wachovia Growth & Income Fund (“Growth & Income Fund”)	To provide total return through growth of capital and current income.

Wachovia Equity Index Fund (“Equity Index Fund”)	To provide a total return that approximates that of the stock market as measured by the S&P 500 Index.

Wachovia Special Values Fund (“Special Values Fund”)	To produce growth of principal.

Wachovia Emerging Markets Fund (“Emerging Markets Fund”)	To produce long-term capital appreciation.

Wachovia Personal Equity Fund (“Personal Equity Fund”)	To produce growth of principal and income while minimizing the impact of taxes on shareholder returns.

Wachovia Balanced Fund (“Balanced Fund”)	To provide long-term growth of principal and current income.

Wachovia Fixed Income Fund (“Fixed Income Fund”)	To seek a high level of total return.

Wachovia Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”)	To seek current income consistent with preservation of capital.

Wachovia Short-Term Fixed Income Fund (“Short-Term Fixed Income Fund”)	To produce a high level of current income.

THE WACHOVIA MUNICIPAL FUNDS

Portfolio	Investment Objective
Wachovia Georgia Municipal Bond Fund (“Georgia Municipal Bond Fund”)**	To provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

Wachovia North Carolina Municipal Bond Fund (“North Carolina Municipal Bond Fund”)**	To provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of North Carolina.

Wachovia South Carolina Municipal Bond Fund (“South Carolina Municipal Bond Fund”)**	To provide current income which is exempt from federal regular income tax and South Carolina state income taxes.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

THE WACHOVIA MUNICIPAL FUNDS (CONTINUED )

Portfolio	Investment Objective
Wachovia Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)**	To provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

*
In addition, The Wachovia Funds offer the following money market portfolios, each having distinctive investment objectives and policies: Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund. The financial statements of the money market portfolios are presented separately. The Wachovia Funds also offer Wachovia Executive Fixed Income Fund and Wachovia Executive Equity Fund, which during the reporting period had no assets.

**	Non-diversified portfolio.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On July 30, 1999, the following Funds received a tax-free transfer of assets from Wachovia Common Trust Funds.

	Fund Shares Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation/ (Depreciation)(1)
Quantitative Equity Fund	18,308,897	$373,318,412	$210,964,004
Special Values Fund	368,577	6,217,889	740,648
Personal Equity Fund	42,839,470	428,394,696	163,566,983
Balanced Fund	19,580,102	249,842,105	32,051,587
Fixed Income Fund	27,808,700	265,851,176	(7,410,780)
Intermediate Fixed Income Fund	6,139,436	59,122,769	101,597
Short-Term Fixed Income Fund	737,496	7,116,836	12,696
Georgia Municipal Bond Fund	8,083,520	88,191,199	1,136,482
North Carolina Municipal Bond Fund	33,367,726	366,043,958	6,254,172
South Carolina Municipal Bond Fund	20,754,532	225,809,305	5,863,930
Virginia Municipal Bond Fund	3,242,961	32,818,769	(57,431)

(1)	Unrealized appreciation/(depreciation) is included in the Common Trust Fund net assets acquired above.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS— Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of fo reign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

REPURCHASE AGREEMENTS— It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Boards of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS— Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL TAXES— It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains in the Emerging Markets Fund have been provided for in accordance with understanding of the applicable country’s tax rules and rates.

At November 30, 1999, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Fund	Total Tax Loss Carryforward	Amount Expiring In 2002	Amount Expiring In 2003	Amount Expiring In 2004	Amount Expiring In 2005	Amount Expiring In 2006	Amount Expiring In 2007
Emerging Markets Fund	$26,221,931	$ —	$ —	$ —	$939,725	$25,282,206	$ —
Fixed Income Fund	2,177,586	—	—	—	—	—	2,177,586
Short-Term Fixed Income Fund	3,064,915	2,260,880	250,580	467,184	86,271	—	—
Georgia Municipal Bond Fund	575,481	—	—	—	—	—	575,481
Virginia Municipal Bond Fund	1,435,169	950,642	—	484,527	—	—	—

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS— The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

FUTURES CONTRACTS— The Funds listed below purchase stock index or bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

For the period ended May 31, 2000, the following Funds had realized gains/losses on futures contracts as follows:

Fund	Realized Gain (Loss) on Futures Contracts
Equity Fund	$ (740,098)
Quantitative Equity Fund	827,694
Growth & Income Fund	1,210,273
Equity Index Fund	1,754,835
Special Values Fund	1,061,371
Personal Equity Find	383,862
Balanced Fund	(56,407)
Fixed Income Fund	(1,118,318)
Intermediate Fixed Income Fund	114,382

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2000, the Funds had outstanding futures contracts as set forth below:

EQUITY FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
June 2000	65 S&P 500 Index Futures	Long	$ 79,180

QUANTITATIVE EQUITY FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized (Depreciation)
June 2000	74 S&P 500 Index Futures	Long	$ (58,166)

GROWTH & INCOME FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
June 2000	31 S&P 500 Index Futures	Long	$ 301,102

EQUITY INDEX FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
June 2000	78 S&P 500 Index Futures	Long	$ 109,077

SPECIAL VALUES FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized (Depreciation)
June 2000	40 Russell 2000 Index Futures	Long	$(1,829,945)

PERSONAL EQUITY FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
June 2000	48 S&P 500 Index Futures	Long	$ 55,266

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

BALANCED FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
June 2000	119 S&P 500 Index Futures	Long	$(1,036,252)
June 2000	150 2-Year U.S. Treasury Notes Futures	Short	90,680
June 2000	157 4-Year U.S. Treasury Notes Futures	Short	(87,956)
June 2000	72 10-Year U.S. Treasury Notes Futures	Short	(78,062)

			$(1,111,590)

FIXED INCOME FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
September 2000	90 10-Year U.S. Treasury Agency Futures	Long	$ 26,179
June 2000	55 30-Year U.S. Treasury Bonds Futures	Long	(154,059)
June 2000	345 2-Year U.S. Treasury Notes Futures	Short	204,931
June 2000	265 5-Year U.S. Treasury Notes Futures	Short	132,636
June 2000	388 10-Year U.S. Treasury Notes Futures	Short	110,012

			$ 319,699

INTERMEDIATE FIXED INCOME FUND
Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
June 2000	15 2-Year U.S. Treasury Notes Futures	Short	$ 9,051
June 2000	28 5-Year U.S. Treasury Notes Futures	Short	(8,076)
June 2000	22 10-Year U.S. Treasury Notes Futures	Short	(14,828)

			$ (13,853)

FOREIGN EXCHANGE CONTRACTS— Emerging Markets Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Emerging Markets Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 2000, Emerging Markets Fund had no outstanding foreign currency commitments.

FOREIGN CURRENCY TRANSLATION— The accounting records of Emerging Markets Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

RESTRICTED SECURITIES— Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

USE OF ESTIMATES— The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER— Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of both The Wachovia Funds and The Wachovia Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Equity Fund				Quantitative Equity Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,255,160	$22,789,263	4,052,281	$63,873,580	453,232	$ 9,799,251	953,578	$19,776,828
Shares issued to shareholders in payment of distributions declared	207,259	3,657,403	461,898	6,725,775	3,533	74,762	485,602	10,032,446
Shares redeemed	(1,406,815)	(25,557,345)	(1,021,992)	(16,434,402)	(498,085)	(10,806,214)	(1,269,823)	(26,574,214)

Net change resulting from Class A Shares transactions	55,604	$ 889,321	3,492,187	$54,164,953	(41,320)	$ (932,201)	169,357	$ 3,235,060

	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	88,412	$ 1,616,899	143,892	$ 2,281,670	51,808	$ 1,115,371	210,364	$ 4,363,910
Shares issued to shareholders in payment of distributions declared	14,957	262,347	46,508	673,905	—	—	122,061	2,518,535
Shares redeemed	(27,321)	(500,456)	(32,015)	(512,884)	(81,271)	(1,755,860)	(118,994)	(2,474,854)

Net change resulting from Class B Shares transactions	76,048	$ 1,378,790	158,385	$ 2,442,691	(29,463)	$ (640,489)	213,431	$ 4,407,591

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Equity Fund (continued)				Quantitative Equity Fund (continued)
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,771,713	$51,082,008	3,776,292	$60,058,148	572,706	$12,455,793	1,025,164	$ 21,075,310
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	—	—	—	18,308,897	373,318,412
Shares issued to shareholders in payment of distributions declared	266,635	4,704,812	1,183,674	17,218,904	17,853	378,167	1,137,268	23,539,620
Shares redeemed	(1,277,169)	(23,312,730)	(4,695,161)	(73,803,563)	(1,867,753)	(40,653,541)	(2,241,018)	(46,184,830)

Net change resulting from Class Y Shares transactions	1,761,179	$32,474,090	264,805	$ 3,473,489	(1,277,194)	$(27,819,581)	18,230,311	$371,748,512

Net change resulting from fund shares transactions	1,892,831	$34,742,201	3,915,377	$60,081,133	(1,347,977)	$(29,392,271)	18,613,099	$379,391,163

	Growth & Income Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	136,553	$ 3,117,397	281,205	$ 6,454,877
Shares issued to shareholders in payment of distributions declared	735,534	15,810,252	755,024	16,039,988
Shares redeemed	(360,316)	(7,887,315)	(2,764,933)	(66,276,113)

Net change resulting from Class A Shares transactions	511,771	$11,040,334	(1,728,704)	$(43,781,248)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	419,741	$ 8,954,960	3,064,027	$72,849,243
Shares issued to shareholders in payment of distributions declared	706,755	15,200,324	201,549	4,288,610
Shares redeemed	(840,795)	(18,822,336)	(1,776,432)	(40,947,570)

Net change resulting from Class Y Shares transactions	285,701	$ 5,332,948	1,489,144	$36,190,283

Net change resulting from fund shares transactions	797,472	$16,373,282	(239,560)	$ (7,590,965)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Equity Index Fund				Special Values Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	902,071	$23,595,586	2,433,185	$59,425,268	560,050	$ 8,818,365	1,648,997	$25,747,530
Shares issued to shareholders in payment of distributions declared	172,357	4,539,758	161,487	3,783,553	208,714	3,225,879	221,638	3,320,559
Shares redeemed	(808,589)	(21,327,945)	(1,486,793)	(36,669,214)	(820,307)	(12,915,375)	(1,475,880)	(23,294,839)

Net change resulting from Class A Shares transactions	265,839	$ 6,807,399	1,107,879	$26,539,607	(51,543)	$ (871,131)	394,755	$ 5,773,250

	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Period Ended November 30, 1999(1)
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	—	—	—	—	3,172	$ 49,796	22,330	$ 360,128
Shares issued to shareholders in payment of distributions declared	—	—	—	—	1,093	16,863	—	—
Shares redeemed	—	—	—	—	(1,456)	(23,177)	(440)	(7,001)

Net change resulting from Class B Shares transactions	—	—	—	—	2,809	$ 43,482	21,890	$ 353,127

	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,078,662	$55,204,297	3,624,816	$89,366,742	1,171,055	$18,566,636	1,866,656	$29,627,043
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	—	—	—	368,577	6,217,889
Shares issued to shareholders in payment of distributions declared	347,960	9,169,553	359,520	8,442,713	254,662	3,926,907	269,815	4,041,990
Shares redeemed	(3,016,310)	(79,803,493)	(3,174,724)	(78,112,061)	(652,425)	(10,195,145)	(1,259,252)	(20,017,864)

Net change resulting from Class Y Shares transactions	(589,688)	$(15,429,643)	809,612	$19,697,394	773,292	$12,298,398	1,245,796	$19,869,058

Net change resulting from fund shares transactions	(323,849)	$ (8,622,244)	1,917,491	$46,237,001	724,558	$11,470,749	1,662,441	$25,995,435

(1) Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Emerging Markets Fund				Personal Equity Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Period Ended November 30, 1999(1)
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,419,597	$18,460,162	1,435,937	$13,700,861	11,681	$ 126,397	10,285	$ 108,394
Shares issued to shareholders in payment of distributions declared	10,868	146,947	5,838	48,574	230	2,501	—	—
Shares redeemed	(1,089,662)	(14,179,085)	(1,107,036)	(11,087,791)	(11,320)	(126,558)	—	—

Net change resulting from Class A Shares transactions	340,803	$ 4,428,024	334,739	$ 2,661,644	591	$ 2,340	10,285	$ 108,394

	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Period Ended November 30, 1999(1)
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,794,957	$24,270,890	2,120,687	$21,432,137	749,551	$ 8,196,581	212,717	$ 2,135,793
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	—	—	—	42,839,470	428,394,696
Shares issued to shareholders in payment of distributions declared	49,858	673,583	40,439	336,057	734,450	7,990,769	6	63
Shares redeemed	(1,425,465)	(18,972,143)	(2,487,448)	(24,885,092)	(2,263,828)	(24,873,289)	(1,422,396)	(14,516,568)

Net change resulting from Class Y Shares transactions	419,350	$ 5,972,330	(326,322)	$ (3,116,898)	(779,827)	$ (8,685,939)	41,629,797	$416,013,984

Net change resulting from fund shares transactions	760,153	$10,400,354	8,417	$ (455,254)	(779,236)	$ (8,683,599)	41,640,082	$416,122,378

(1) Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

	Balanced Fund				Fixed Income Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,266,918	$17,673,793	13,302,993	$175,398,809	1,024,736	$ 9,634,277	5,871,429	$58,049,075
Shares issued to shareholders in payment of distributions declared	254,697	3,492,839	1,655,692	21,296,221	209,476	1,968,338	303,232	2,942,729
Shares redeemed	(1,939,492)	(27,289,501)	(8,386,327)	(110,347,891)	(1,472,935)	(13,842,946)	(1,305,306)	(12,764,043)

Net change resulting from Class A Shares transactions	(417,877)	$ (6,122,869)	6,572,358	$ 86,347,139	(238,723)	$ (2,240,331)	4,869,355	$48,227,761

	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	113,000	$ 1,580,904	482,978	$ 6,309,015	11,374	$ 105,687	34,614	$ 346,537
Shares issued to shareholders in payment of distributions declared	20,301	277,422	168,767	2,160,724	1,493	14,027	2,744	26,754
Shares redeemed	(94,830)	(1,329,526)	(111,088)	(1,451,271)	(9,488)	(89,059)	(3,870)	(37,172)

Net change resulting from Class B Shares transactions	38,471	$ 528,800	540,657	$ 7,018,468	3,379	$ 30,655	33,488	$ 336,119

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Balanced Fund (continued)				Fixed Income Fund (continued)
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	4,220,792	$61,307,800	2,668,388	$ 35,085,877	5,344,751	$50,296,608	10,929,844	$107,071,894
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	19,580,102	249,842,105	—	—	27,808,700	265,851,176
Shares issued to shareholders in payment of distributions declared	307,958	4,213,255	2,693,593	34,392,661	341,272	3,203,724	680,497	6,648,424
Shares redeemed	(2,582,425)	(36,314,653)	(14,589,443)	(192,444,437)	(5,096,722)	(47,906,744)	(9,142,482)	(89,531,987)

Net change resulting from Class Y Shares transactions	1,946,325	$29,206,402	10,352,640	$126,876,206	589,301	$ 5,593,588	30,276,559	$290,039,507

Net change resulting from fund shares transactions	1,566,919	$23,612,333	17,465,655	$220,241,813	353,957	$ 3,383,912	35,179,402	$338,603,387

	Intermediate Fixed Income Fund				Short-Term Fixed Income Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	528,401	$ 4,967,622	9,273	$ 90,669	73,964	$ 704,567	334,823	$ 3,271,760
Shares issued to shareholders in payment of distributions declared	7,650	72,042	25,998	258,389	28,639	272,194	53,919	526,016
Exchange from Class Y shares	—	—	—	—	—	—	—	—
Shares redeemed	(571,979)	(5,374,095)	(158,864)	(1,556,247)	(233,789)	(2,224,000)	(360,394)	(3,523,088)

Net change resulting from Class A Shares transactions	(35,928)	$ (334,431)	(123,593)	$ (1,207,189)	(131,186)	$ (1,247,239)	28,348	$ 274,688

	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,009,943	$ 9,507,327	2,073,597	$ 20,392,480	751,652	$ 7,206,783	1,090,901	$ 10,708,051
Exchange from Class A shares	—	—	—	—	—	—	—	—
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	6,139,436	59,122,769	—	—	737,496	7,116,836
Shares issued to shareholders in payment of distributions declared	19,907	187,708	39,790	392,705	79,773	758,141	232,891	2,277,295
Shares redeemed	(1,693,513)	(15,977,092)	(2,241,312)	(22,106,920)	(854,808)	(8,152,890)	(8,005,559)	(78,981,570)

Net change resulting from Class Y Shares transactions	(663,663)	$ (6,282,057)	6,011,511	$ 57,801,034	(23,383)	$ (187,966)	(5,944,271)	$ (58,879,388)

Net change resulting from fund shares transactions	(699,591)	$ (6,616,488)	5,887,918	$ 56,593,845	(154,569)	$ (1,435,205)	(5,915,923)	$ (58,604,700)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Georgia Municipal Bond Fund				North Carolina Municipal Bond Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	31,788	$ 335,174	33,237	$ 371,656	34,526	$ 366,181	90,928	$ 1,014,339
Shares issued to shareholders in payment of distributions declared	6,741	70,779	19,481	215,076	10,341	109,449	28,563	317,676
Shares redeemed	(128,954)	(1,354,812)	(145,519)	(1,595,698)	(136,312)	(1,449,257)	(145,558)	(1,600,626)

Net change resulting from Class A Shares transactions	(90,425)	$ (948,859)	(92,801)	$ (1,008,966)	(91,445)	$ (973,627)	(26,067)	$ (268,611)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999		Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	805,952	$ 8,452,754	1,193,251	$13,142,034	1,971,883	20,834,617	3,602,963	$ 39,881,430
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	8,083,520	88,191,199	—	—	33,367,726	366,043,958
Shares issued to shareholders in payment of distributions declared	3,748	39,371	6,888	75,864	32,267	341,233	35,745	399,376
Shares redeemed	(1,340,710)	(14,025,826)	(529,304)	(5,769,696)	(3,458,956)	(36,658,409)	(1,438,326)	(15,643,547)

Net change resulting from Y Shares transactions	(531,010)	$ (5,533,701)	8,754,355	$95,639,401	(1,454,806)	$(15,482,559)	35,568,108	$390,681,217

Net change resulting from fund shares transactions	(621,435)	$ (6,482,560)	8,661,554	$94,630,435	(1,546,251)	$(16,456,186)	35,542,041	$390,412,606

	South Carolina Municipal Bond Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	101,509	$ 1,052,171	499,667	$ 5,542,698
Shares issued to shareholders in payment of distributions declared	68,690	718,569	181,068	1,989,742
Shares redeemed	(655,101)	(6,846,017)	(974,649)	(10,649,307)

Net change resulting from Class A Shares transactions	(484,902)	$ (5,075,277)	(293,914)	$ (3,116,867)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	South Carolina Municipal Bond Fund (continued)
	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,338,538	$14,028,209	2,892,396	$ 31,736,212
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	20,754,532	225,809,305
Shares issued to shareholders in payment of distributions declared	11,857	123,919	18,138	199,065
Shares redeemed	(2,178,290)	(22,774,579)	(1,154,051)	(12,417,303)

Net change resulting from Class Y Shares transactions	(827,895)	$ (8,622,451)	22,511,015	$245,327,279

Net change resulting from fund shares transactions	(1,312,797)	$(13,697,728)	22,217,101	$242,210,412

	Virginia Municipal Bond Fund
	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	348	$ 3,387	24,086	$ 251,062
Shares issued to shareholders in payment of distributions declared	11,042	107,598	27,430	279,843
Shares redeemed	(70,934)	(689,221)	(113,459)	(1,154,829)

Net change resulting from Class A Shares transactions	(59,544)	$ (578,236)	(61,943)	$ (623,924)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	641,955	$ 6,248,251	2,556,035	$ 26,045,020
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	3,242,961	32,818,769
Shares issued to shareholders in payment of distributions declared	7,833	76,313	27,283	275,816
Shares redeemed	(1,228,947)	(11,973,400)	(2,089,477)	(21,200,920)

Net change resulting from Class Y Shares transactions	(579,159)	$ (5,648,836)	3,736,802	$ 37,938,685

Net change resulting from fund shares transactions	(638,703)	$ (6,227,072)	3,674,859	$ 37,314,761

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE— Wachovia Asset Management, a subsidiary of Wachovia Bank, N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below.

Fund	Annual Rate
Equity Fund	0.70%
Quantitative Equity Fund	0.70%
Growth & Income Fund	0.70%
Equity Index Fund	0.30%
Special Values Fund	0.80%
Emerging Markets Fund	1.00%
Personal Equity Fund	0.70%
Balanced Fund	0.70%
Fixed Income Fund	0.60%
Intermediate Fixed Income Fund	0.60%
Short-Term Fixed Income Fund	0.55%
Georgia Municipal Bond Fund	0.75%
North Carolina Municipal Bond Fund	0.75%
South Carolina Municipal Bond Fund	0.75%
Virginia Municipal Bond Fund	0.74%

As a result of contractual obligations, the Adviser may be required to waive any portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2001.

SUB ADVISER FEE— The Adviser has entered into a sub-adviser agreement with Twin Capital Management, Inc. (the “Sub-Adviser”). The Sub-Adviser furnishes certain adviser services to the Adviser for Quantitative Equity Fund, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on the Sub-Adviser’s analysis, and assists the Adviser in identifying securities for potential purchase and/or sale. The Sub-Adviser is entitled to receive an annual fee of $55,000 payable by the Advisor. The Sub-Adviser may elect to waive some or all of its fee.

ADMINISTRATIVE FEE , AND TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES — Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and portfolio accounting services. FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trusts (excluding Wachovia Prime Cash Management Fund) for the period.

DISTRIBUTION SERVICES FEE— Equity Fund, Quantitative Equity Fund, Balanced Fund, and Fixed Income Fund have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of Class B Shares. The Plan provides that each Fund may incur distribution expenses up to 0.75% of the average daily net assets of each Fund’s Class B Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

SHAREHOLDER SERVICES FEE— Under the terms of a Shareholder Services Agreement with Federated Administrative Services, (“FAS”), the Fund will pay FAS up to 0.25% of average daily net assets of each Fund’s Class A Shares and Class B Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

CUSTODIAN FEES— Wachovia Bank, N.A. is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

GENERAL— Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 2000, were as follows:

Fund	Purchases	Sales
Equity Fund	$140,404,734	$ 83,158,499
Quantitative Equity Fund	47,267,172	85,028,889
Growth & Income Fund	38,309,720	78,765,818
Equity Index Fund	44,385,553	51,888,902
Special Values Fund	47,981,578	30,011,068
Emerging Markets Fund	57,742,485	59,525,756
Personal Equity Fund	62,797,574	79,428,541
Balanced Fund	203,188,463	218,517,407
Fixed Income Fund	207,699,853	176,990,748
Intermediate Fixed Income Fund	33,784,772	36,663,054
Short-Term Fixed Income Fund	25,220,869	19,629,318
Georgia Municipal Bond Fund	24,030,378	34,481,463
North Carolina Municipal Bond Fund	44,790,445	54,318,663
South Carolina Municipal Bond Fund	39,733,616	52,641,619
Virginia Municipal Bond Fund	12,203,242	15,870,336

(6) CONCENTRATION OF CREDIT RISK

Emerging Markets Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2000, the diversification of the industries for the Emerging Markets Fund was as follows:

Industry	% of Net Assets
Communication Services	18.0%
Finance	17.0%
Other	9.0%
Closed-End Investment Companies	8.8%
Basic Materials	7.6%
Technology	7.5%
Consumer Cyclicals	7.0%
Consumer Staples	6.0%
Energy	4.6%
Multi-Industry	4.1%
Utilities	3.7%
Capital Goods	2.7%
Transportation	2.1%
Health Care	1.8%

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

Since The Wachovia Municipal Funds invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 2000 the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.

Fund	% of Portfolio Guaranteed/Insured	% of Portfolio Backed by Largest Guarantor/Insurer
Georgia Municipal Bond Fund	31.4%	15.9%
North Carolina Municipal Bond Fund	19.8%	11.9%
South Carolina Municipal Bond Fund	64.5%	28.4%
Virginia Municipal Bond Fund	18.3%	5.8%

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail Cagney Secretary Peter J. Germain Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their investment objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Investment Company Act File No. 811-6504
Investment Company Act File No. 811-6201

831-27 (7/00)

Cusips 929901734
929901742
929901759
929901809
929901882
929901700
929901676
929901668
929901767
929901775
929901841
929901858
929901601
929901502
929901692
929901718
929901726
929901650
929901643
929901783
929901791
929901817
929901866
929901874
929901635
929901627
929901619
929902401
929902302
929902500
929902609
929902104
929902203
929902708
929902807

G01715-01 (7/00)